UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

34.5%		Fixed-Rate Securities	2,262,548,368	2,262,548,368
65.9%		Variable-Rate Securities	4,315,834,956	4,315,834,956

100.4%		Total Investments	6,578,383,324	6,578,383,324
(0	.4)%	Other Assets and Liabilities, Net		(27,062,358)

100.0%		Net Assets		6,551,320,966

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 34.5% of net assets

California 34.5%
ABAG Finance Auth
RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	16,750,000	16,750,000

Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A (LOC: Union Bank, NA)		0.20%		11/05/12	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.30%		01/24/13	9,880,000	9,880,000

Toll Bridge RB Series 2009F1 (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	29,775,000	29,775,000

California
GO Bonds (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	26,050,000	26,050,000

GO CP Notes Series 2011A2 (LOC: Royal Bank of Canada)		0.18%		10/03/12	13,900,000	13,900,000

RAN 2012-2013 Series A2		2.50%		06/20/13	85,070,000	86,346,706

California Education Notes Program
Note Participation Fiscal 2012-2013 Series A		2.00%		06/28/13	10,125,000	10,255,648

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.26%		12/06/12	2,500,000	2,500,000

RB (Kaiser Permanente) Series 2006E		0.25%		03/14/13	28,000,000	28,000,000

California Infrastructure & Economic Development Bank
RB (Cal ISO Corp) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	10,075,000	10,075,000

RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	14,245,000	14,245,000

Refunding RB (J. Paul Getty Trust) Series 2007A1		2.50%		04/01/13	250,000	252,673

California School Cash Reserve Program Auth
Bonds 2012-2013 Series N		2.00%		06/03/13	9,800,000	9,914,048

Sr Bonds 2012-2013 Series B		2.00%		06/03/13	5,465,000	5,528,599

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.20%		10/16/12	17,769,000	17,769,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2004E		0.25%		12/11/12	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004E		0.24%		06/06/13	2,500,000	2,500,000

RB (Kaiser Permanente) Series 2004I		0.25%		03/21/13	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004K		0.24%		11/27/12	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2004K		0.26%		12/06/12	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.25%		01/11/13	12,700,000	12,700,000

RB (Kaiser Permanente) Series 2006D		0.26%		12/06/12	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.25%		10/24/12	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2008B		0.25%		03/05/13	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2008B		0.22%		03/14/13	14,500,000	14,500,000

RB (Kaiser Permanente) Series 2008C		0.23%		03/18/13	18,195,000	18,195,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	3,200,000	3,274,979

RB (Kaiser Permanente) Series 2009B3		0.24%		06/07/13	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.24%		03/07/13	14,000,000	14,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	24,090,000	24,090,000

RB (Proposition 1A Receivables) Series 2009		4.00%		06/15/13	2,315,000	2,374,703

RB (Proposition 1A Receivables) Series 2009		5.00%		06/15/13	10,025,000	10,353,400

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	11,065,000	11,065,000

Contra Costa Water District
Extendible CP		0.23%	01/09/13	06/17/13	10,880,000	10,880,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.25%	11/15/12	05/13/13	15,000,000	15,000,000

Wastewater System Sub Refunding RB Series 2007B		5.00%		06/01/13	250,000	257,683

Water System Extendible CP		0.25%	10/01/12	03/02/13	5,000,000	5,000,000

Water System Extendible CP		0.25%	10/10/12	03/11/13	20,000,000	20,000,000

Water System Extendible CP		0.20%	11/06/12	04/30/13	15,000,000	15,000,000

Water System Extendible CP		0.21%	11/13/12	05/11/13	10,000,000	10,000,000

Water System Extendible CP		0.25%	11/15/12	05/13/13	20,800,000	20,800,000

El Camino Community College District
GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.31%	10/04/12	06/20/13	16,055,000	16,055,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.20%		11/07/12	30,500,000	30,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.00%		06/01/13	10,010,000	10,326,636

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	26,550,000	27,478,690

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	7,075,000	7,354,052

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	8,405,000	8,761,576

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	9,725,000	10,145,265

Tobacco Settlement Asset-Backed Bonds Series 2003A3 (ESCROW)		7.88%		06/01/13	5,800,000	6,094,846

Tobacco Settlement Asset-Backed Bonds Series 2003A4 (ESCROW)		7.80%		06/01/13	5,300,000	5,566,057

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	9,305,000	9,637,361

Hartnell Community College District
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	12,310,000	12,310,000

Imperial Irrigation District
Electric & Water Systems Revenue CP Series A (LOC: Union Bank, NA)		0.26%		02/01/13	25,000,000	25,000,000

Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	15,825,000	15,825,000

Kern Cnty
TRAN 2012-2013		2.50%		06/28/13	35,000,000	35,588,465

Long Beach
TRAN 2012-13	b	1.25%		09/30/13	22,330,000	22,558,659

Long Beach Community College District
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	25,160,000	25,160,000

Los Angeles
GO Bonds Series 2004A		4.00%		09/01/13	1,000,000	1,034,315

Wastewater System CP Revenue Notes Series A (LIQ: State Street Bank & Trust Company, NA)		0.18%		11/08/12	12,000,000	12,000,000

Wastewater System CP Revenue Notes Series C (LIQ: Wells Fargo Bank, NA)		0.17%		11/07/12	10,000,000	9,999,449

Los Angeles Cnty
TRAN 2012-2013 Series A		2.00%		02/28/13	20,000,000	20,148,257

TRAN 2012-2013 Series B		2.00%		03/29/13	20,000,000	20,177,674

TRAN 2012-2013 Series C		2.00%		06/28/13	30,000,000	30,398,493

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.17%		10/10/12	20,775,000	20,775,000

Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.19%		10/10/12	59,205,000	59,205,000

Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.19%		11/05/12	51,000,000	51,000,000

Lease Revenue CP Notes Series B (LOC: Bank of America, NA)		0.31%		10/19/12	7,500,000	7,500,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.18%		10/03/12	12,000,000	12,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.18%		10/10/12	17,000,000	17,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.19%		11/09/12	5,500,000	5,500,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.20%		12/13/12	12,500,000	12,500,000

Lease Revenue CP Notes Series D (LOC: Union Bank, NA)		0.18%		10/19/12	10,000,000	10,000,000

Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax Refunding RB Second Sr Bonds Series 2009E		4.00%		07/01/13	1,125,000	1,156,593

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.29%		10/25/12	12,340,000	12,340,000

Airport Sub Revenue CP Notes Series B2 (LOC: Barclays Bank Plc)		0.19%		10/25/12	29,999,000	29,999,000

Airport Sub Revenue CP Notes Series D4 (LOC: Wells Fargo Bank, NA)		0.17%		10/25/12	40,000,000	40,000,000

Los Angeles Dept of Water & Power
Power System RB Series 2003A1		5.00%		07/01/13	250,000	258,858

Power System RB Series 2011A		4.00%		07/01/13	500,000	514,010

Power System Revenue CP Notes (LIQ: Wells Fargo Bank, NA)		0.20%		10/11/12	95,000,000	95,000,000

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.27%		11/29/12	24,210,000	24,210,000

Los Angeles Harbor Dept
CP Notes Series A1,B1&C1 (LIQ: Mizuho Corporate Bank Ltd)		0.20%		10/18/12	13,000,000	13,000,000

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Notes Series A1,B1&C1 (LIQ: Mizuho Corporate Bank Ltd)		0.20%		12/05/12	10,000,000	10,000,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	9,725,000	9,725,000

Refunding RB Series 2006B		5.00%		08/01/13	1,000,000	1,039,080

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: JPMorgan Chase Bank, NA)		0.19%		10/11/12	5,000,000	5,000,000

Lease Revenue CP Series A1 (LOC: JPMorgan Chase Bank, NA)		0.20%		11/05/12	3,878,000	3,878,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.20%		11/05/12	5,000,000	5,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.20%		11/06/12	6,688,000	6,688,000

Los Angeles USD
GO Bonds Series 2006F		5.00%		07/01/13	1,000,000	1,035,660

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.30%		12/20/12	24,775,000	24,775,000

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	11,120,000	11,120,000

Marin Municipal Water District
Water RB Sub Lien Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.18%		04/11/13	10,000,000	10,000,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		03/21/13	16,235,000	16,235,000

GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	17,275,000	17,275,000

Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D		5.00%		02/07/13	3,000,000	3,048,641

Oakland
TRAN 2012-2013		1.00%		06/28/13	20,000,000	20,111,977

Orange Cnty Sanitation District
Refunding Revenue Certificate Anticipation Notes Series 2011B		2.00%		11/09/12	70,600,000	70,733,219

Pasadena USD
GO Bonds Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.26%		04/18/13	11,460,000	11,460,000

Riverside Cnty
TRAN 2012-2013 Series A		2.00%		03/29/13	5,000,000	5,044,650

TRAN 2012-2013 Series B		2.00%		06/28/13	20,000,000	20,265,650

Sacramento Municipal Utility District
CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.19%		10/11/12	19,500,000	19,500,000

San Bernardino Cnty
TRAN 2012-2013 Series A		2.00%		06/28/13	20,000,000	20,264,166

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B (LOC: Lloyds TSB Bank Plc)		0.25%		12/11/12	20,729,000	20,729,000

San Diego Cnty Water Auth
CP Series 4 (LIQ: Barclays Bank Plc)		0.18%		10/02/12	23,600,000	23,600,000

CP Series 4 (LIQ: Barclays Bank Plc)		0.18%		10/11/12	5,000,000	5,000,000

CP Series 4 (LIQ: Barclays Bank Plc)		0.19%		11/08/12	29,100,000	29,100,000

CP Series 6 (LIQ: Citibank, NA)		0.18%		10/11/12	24,530,000	24,530,000

San Diego Community College District
GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	13,210,000	13,210,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	18,100,000	18,100,000

San Diego USD
TRAN 2012-2013 Series A1		2.00%		01/31/13	7,000,000	7,042,094

TRAN 2012-2013 Series A2		2.00%		06/28/13	12,000,000	12,156,890

San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	38,280,000	38,280,000

Lease Revenue CP COP Series 1 (LOC: JPMorgan Chase Bank, NA)		0.18%		12/05/12	13,910,000	13,910,000

Lease Revenue CP COP Series 2 (LOC: US Bank, NA)		0.18%		12/05/12	13,691,000	13,691,000

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding GO Bonds Series 2008R1		5.00%		06/15/13	2,500,000	2,584,037

San Francisco Airport Commission
Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	9,995,000	9,995,000

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	13,070,000	13,070,000

Second Series Refunding RB Series 29B		5.25%		05/01/13	2,000,000	2,055,145

Sub CP Notes Series A2 (LOC: Barclays Bank Plc)		0.18%		11/06/12	3,700,000	3,700,000

Sub CP Notes Series A2 (LOC: Barclays Bank Plc)		0.22%		11/15/12	9,510,000	9,510,000

Sub CP Notes Series B2 (LOC: Barclays Bank Plc)		0.20%		11/15/12	10,200,000	10,200,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.20%		12/04/12	18,756,000	18,756,000

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP (LOC: JPMorgan Chase Bank, NA)		0.20%		11/09/12	73,000,000	73,000,000

San Jose-Evergreen Community College District
GO Refunding Bonds Series 2004C		5.00%		09/01/13	2,000,000	2,086,611

San Mateo Cnty Community College District
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.25%		10/25/12	9,865,000	9,865,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (LIQ: US Bank, NA)	a	0.38%		12/06/12	47,430,000	47,430,000

Santa Clara USD
TRAN 2012		2.00%		06/28/13	10,500,000	10,636,331

Santa Cruz Cnty
TRAN 2012-2013		2.00%		07/02/13	5,000,000	5,067,032

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.25%		10/11/12	8,525,000	8,525,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.26%		04/04/13	15,635,000	15,635,000

General RB Series 2009Q		4.00%		05/15/13	600,000	613,896

Victor Valley Community College District
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	780,000	780,000

West Basin Municipal Water District
Refunding Revenue COP Series 2003A (ESCROW)		5.00%		08/01/13	3,050,000	3,170,594

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		12/20/12	11,535,000	11,535,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	23,030,000	23,030,000

Total Fixed-Rate Securities
(Cost $2,262,548,368)						2,262,548,368

Variable-Rate Securities 65.9% of net assets

California 60.9%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.19%		10/05/12	7,620,000	7,620,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.19%		10/05/12	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.19%		10/05/12	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.19%		10/05/12	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.39%		10/05/12	5,030,000	5,030,000

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.19%		10/05/12	5,790,000	5,790,000

RB (Eskaton Village-Placerville) Series 2007 (LOC: Bank of America, NA)		0.43%		10/05/12	11,550,000	11,550,000

RB (Pacific Primary) Series 2008 (LOC: Comerica Bank)		0.26%		10/05/12	4,450,000	4,450,000

Refunding RB (Eskaton Properties) Series 2008A (LOC: US Bank, NA)		0.18%		10/05/12	10,025,000	10,025,000

Refunding RB (Eskaton Properties) Series 2008B (LOC: US Bank, NA)		0.18%		10/05/12	14,900,000	14,900,000

Alameda Cnty IDA
RB (Aitchison Family) Series 1993A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	1,000,000	1,000,000

RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	5,000,000	5,000,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.17%		10/05/12	6,585,000	6,585,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A (LOC: Fannie Mae)		0.19%		10/05/12	2,995,000	2,995,000

M/F Housing RB (Port Trinidad Apts) Series 1997C (LOC: Fannie Mae)		0.19%		10/05/12	1,640,000	1,640,000

M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.18%		10/05/12	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.19%		10/05/12	7,500,000	7,500,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	2,795,000	2,795,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.20%		10/05/12	19,400,000	19,400,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: Citibank, NA)	a	0.19%		10/05/12	16,985,000	16,985,000

Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,915,000	2,915,000

Toll Bridge RB Series 2007F (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (LIQ: Morgan Stanley Bank NA)	a,c	0.25%		10/05/12	24,316,583	24,316,583

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.20%		10/05/12	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.25%		10/05/12	7,705,000	7,705,000

Toll Bridge Sub RB Series 2010S2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	1,300,000	1,300,000

Cabrillo Community College District
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	12,300,000	12,300,000

California
GO Bonds (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,940,000	2,940,000

GO Bonds Series 2003B2 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)	c	0.16%		10/05/12	75,000,000	75,000,000

GO Bonds Series 2003B3 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.18%		10/05/12	8,000,000	8,000,000

GO Bonds Series 2003B4 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.17%		10/05/12	5,800,000	5,800,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2004A4 (LOC: Citibank, NA; California State Teachers Retirement Systems)		0.17%		10/01/12	2,015,000	2,015,000

GO Bonds Series 2004A5 (LOC: Citibank, NA; California State Teachers Retirement Systems)		0.20%		10/01/12	5,275,000	5,275,000

GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.16%		10/05/12	24,900,000	24,900,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.21%		10/05/12	23,480,000	23,480,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	7,165,000	7,165,000

California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group) Series 1998 (LOC: Bank of America, NA)		0.33%		10/05/12	6,500,000	6,500,000

IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.28%		10/05/12	800,000	800,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.18%		10/05/12	9,900,000	9,900,000

RB (Claremont McKenna College) Series 2009 (LIQ: Deutsche Bank AG)	a	0.20%		10/05/12	10,000,000	10,000,000

RB (Univ of San Francisco) Series 2003 (LOC: JPMorgan Chase Bank, NA)		0.17%		10/05/12	18,530,000	18,530,000

RB (Univ of Southern California) Series 2007A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	4,735,000	4,735,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	10,000,000	10,000,000

California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.18%		10/05/12	6,725,000	6,725,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.22%	10/04/12	01/02/13	49,525,000	49,525,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.16%		10/05/12	4,755,000	4,755,000

RB (Providence Health & Services) Series 2008C (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,150,000	5,150,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	4,000,000	4,000,000

RB (St. Joseph Health) Series 2009A (LIQ: Credit Suisse AG)	a	0.18%		10/05/12	11,565,000	11,565,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	9,695,000	9,695,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.19%		10/05/12	1,680,000	1,680,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.19%		10/05/12	25,760,000	25,760,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.18%		10/05/12	1,500,000	1,500,000

Home Mortgage RB Series 2005B (LOC: Fannie Mae; Freddie Mac)		0.18%		10/05/12	14,995,000	14,995,000

Home Mortgage RB Series 2006C (LOC: Fannie Mae; Freddie Mac)		0.19%		10/05/12	44,090,000	44,090,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.17%		10/05/12	16,365,000	16,365,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)	c	0.17%		10/05/12	78,085,000	78,085,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.17%		10/05/12	41,545,000	41,545,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.17%		10/05/12	25,610,000	25,610,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Mortgage RB Series 2008D (LOC: Fannie Mae; Freddie Mac)		0.17%		10/05/12	30,105,000	30,105,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.17%		10/05/12	14,775,000	14,775,000

Housing Program Bonds Series 2004A (LOC: Fannie Mae; Freddie Mac)		0.18%		10/05/12	26,000,000	26,000,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.22%		10/05/12	4,970,000	4,970,000

IDRB (American-De Rosa Lamp Arts) Series 1999 (LOC: Comerica Bank)		0.22%		10/05/12	4,950,000	4,950,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.28%		10/28/12	11,955,000	11,955,000

California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.26%		10/05/12	12,750,000	12,750,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.25%		10/05/12	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.50%		10/05/12	3,330,000	3,330,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.22%		10/05/12	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	3,735,000	3,735,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.25%		10/05/12	6,560,000	6,560,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.31%		10/05/12	13,495,000	13,495,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.22%		10/05/12	13,445,000	13,445,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.22%		10/05/12	8,020,000	8,020,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2000A (LOC: US Bank, NA)		0.22%		10/05/12	4,705,000	4,705,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.22%		10/05/12	6,260,000	6,260,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: Union Bank, NA)		0.24%		10/05/12	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	5,005,000	5,005,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	690,000	690,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	20,145,000	20,145,000

Solid Waste Disposal RB (Cedar Ave Recycling & Transfer Station) Series 2003A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	1,600,000	1,600,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)	c	0.22%		10/05/12	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	34,615,000	34,615,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.20%		10/05/12	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.24%		10/05/12	1,760,000	1,760,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	4,465,000	4,465,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	14,725,000	14,725,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	7,170,000	7,170,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	10,715,000	10,715,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.20%		10/05/12	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Comerica Bank)		0.21%		10/05/12	2,920,000	2,920,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.26%		10/05/12	3,800,000	3,800,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.31%		10/05/12	1,815,000	1,815,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A (LOC: Bank of America, NA)		0.31%		10/05/12	290,000	290,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Comerica Bank)		0.25%		10/05/12	2,475,000	2,475,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.25%		10/05/12	7,550,000	7,550,000

Solid Waste Disposal RB (Madera Disposal Systems) Series 1998A (LOC: Bank of America, NA)		0.31%		10/05/12	1,800,000	1,800,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.25%		10/05/12	2,305,000	2,305,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.25%		10/05/12	3,030,000	3,030,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.24%		10/05/12	2,765,000	2,765,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	845,000	845,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.21%		10/05/12	2,875,000	2,875,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A (LOC: Union Bank, NA)		0.24%		10/05/12	640,000	640,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.24%		10/05/12	2,045,000	2,045,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.24%		10/05/12	2,240,000	2,240,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	4,785,000	4,785,000

Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill) Series 2003A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	2,235,000	2,235,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.25%		10/05/12	8,910,000	8,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: California State Teachers Retirement Systems)		0.22%		10/05/12	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Comerica Bank)		0.25%		10/05/12	18,010,000	18,010,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.25%		10/05/12	2,420,000	2,420,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.25%		10/05/12	835,000	835,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.20%		10/05/12	2,740,000	2,740,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.24%		10/05/12	4,245,000	4,245,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.22%		10/05/12	2,200,000	2,200,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.24%		10/05/12	1,585,000	1,585,000

Solid Waste Disposal RB (Valley Vista Services) Series 2003A (LOC: Comerica Bank)		0.25%		10/05/12	1,100,000	1,100,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.25%		10/05/12	2,205,000	2,205,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.23%		10/05/12	2,500,000	2,500,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.21%		10/05/12	5,400,000	5,400,000

Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C (LOC: Comerica Bank)		0.25%		10/05/12	1,275,000	1,275,000

Solid Waste Disposal RB (Zanker Road Management) Series 2011A (LOC: Comerica Bank)		0.25%		10/05/12	2,500,000	2,500,000

Solid Waste Disposal RB (Zerep Management Corp) Series 2011A (LOC: Comerica Bank)		0.25%		10/05/12	2,810,000	2,810,000

Solid Waste Disposal RB (Zero Waste Energy Development Co) Series 2012 (LOC: Comerica Bank)		0.25%		10/05/12	6,480,000	6,480,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.20%		10/05/12	3,025,000	3,025,000

California Public Works Board
Lease RB (Univ of California) Series 2005D (LIQ: Bank of America, NA)	a	0.21%		10/05/12	11,660,000	11,660,000

Lease Refunding RB (Univ of California) Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.16%		10/05/12	8,760,000	8,760,000

Lease Refunding RB (Univ of California) Series 2007A (LIQ: Rabobank Nederland)	a	0.18%		10/05/12	32,765,000	32,765,000

Lease Refunding RB (Univ of California) Series 2007C (LIQ: Branch Banking & Trust Co)	a	0.16%		10/05/12	11,065,000	11,065,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.19%		10/05/12	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.22%		10/05/12	4,890,000	4,890,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.19%		10/05/12	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.21%		10/05/12	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.18%		10/05/12	8,995,000	8,995,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.19%		10/05/12	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.21%		10/05/12	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.17%		10/05/12	15,090,000	15,090,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.19%		10/05/12	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.18%		10/05/12	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.19%		10/05/12	3,000,000	3,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.18%		10/05/12	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.18%		10/05/12	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.17%		10/05/12	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.17%		10/05/12	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.18%		10/05/12	7,550,000	7,550,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.19%		10/05/12	3,620,000	3,620,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.19%		10/05/12	16,650,000	16,650,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.21%		10/05/12	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.17%		10/05/12	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.19%		10/05/12	9,100,000	9,100,000

M/F Housing RB (Sharps & Flats Apts) Series 2002X (LOC: Fannie Mae)		0.18%		10/05/12	13,700,000	13,700,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.21%		10/05/12	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.19%		10/05/12	6,070,000	6,070,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.17%		10/05/12	6,500,000	6,500,000

RB (Kaiser Permanente) Series 2004L		0.16%		10/05/12	1,500,000	1,500,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	4,950,000	4,950,000

RB (Kaiser Permanente) Series 2009C1		0.18%		10/05/12	6,000,000	6,000,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.21%		10/05/12	5,300,000	5,300,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.21%		10/05/12	6,300,000	6,300,000

RB (Univ Retirement Community at Davis) Series 2008 (LOC: Bank of America, NA)		0.29%		10/01/12	6,020,000	6,020,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.18%		10/05/12	2,175,000	2,175,000

Cerritos Community College District
GO Bonds Series 2012D (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	12,305,000	12,305,000

Chino Basin Regional Financing Auth
RB (Inland Empire Utilities Agency) Series 2008A (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	8,055,000	8,055,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	9,995,000	9,995,000

Coast Community College District
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	14,450,000	14,450,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.24%		10/05/12	13,150,000	13,150,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	12,095,000	12,095,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.22%		10/05/12	8,000,000	8,000,000

Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.23%		10/05/12	29,100,000	29,100,000

M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.18%		10/05/12	26,200,000	26,200,000

Contra Costa Water District
Water Refunding RB Series N (LIQ: Bank of America, NA)	a	0.21%		10/05/12	8,975,000	8,975,000

Dublin Housing Auth
M/F Housing RB (Park Sierra At Iron Horse Trail) Series 1998A (LOC: Freddie Mac)		0.21%		10/05/12	28,700,000	28,700,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	31,660,000	31,660,000

East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A		0.18%	10/04/12	02/01/13	23,530,000	23,530,000

Water System Refunding RB Series 2009A1		0.18%	10/04/12	12/03/12	52,145,000	52,145,000

Water System Refunding RB Series 2009A2		0.19%	10/04/12	03/01/13	10,815,000	10,815,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.18%		10/05/12	9,760,000	9,760,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.20%	10/04/12	07/19/13	15,000,000	15,000,000

El Cajon
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998 (LOC: Federal Home Loan Bank)		0.21%		10/05/12	4,400,000	4,400,000

El Camino Community College District
GO Bonds Series 2006B (LIQ: Bank of America, NA)	a	0.21%		10/05/12	9,485,000	9,485,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	25,760,000	25,760,000

Refunding COP Series 2011A (LOC: Union Bank, NA)		0.17%		10/05/12	9,970,000	9,970,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.21%		10/05/12	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.19%		10/05/12	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	24,020,000	24,020,000

Foothill-DeAnza Community College District
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	9,227,000	9,227,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	14,420,000	14,420,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	23,780,000	23,780,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.18%		10/05/12	4,500,000	4,500,000

GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	2,500,000	2,500,000

GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	9,850,000	9,850,000

Fremont USD
GO Bonds Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		10/05/12	5,000,000	5,000,000

Fresno
Sewer System RB Series 2008A (LIQ: Citibank, NA)	a	0.20%		10/05/12	10,000,000	10,000,000

Fresno IDA
IDRB (Keiser Corp) Series 1997 (LOC: Comerica Bank)		0.22%		10/05/12	635,000	635,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	8,030,000	8,030,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.18%		10/05/12	7,000,000	7,000,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,275,000	3,275,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.22%		10/05/12	7,525,000	7,525,000

GO Bonds Series 2010B (LIQ: Citibank, NA)	a	0.19%		10/05/12	4,000,000	4,000,000

GO Bonds Series 2010B (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	5,000,000	5,000,000

Hayward
M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.21%		10/05/12	9,500,000	9,500,000

Hesperia Public Financing Authority
RB (1993 St Refinancing) Series 2004 (LOC: Bank of America, NA)		0.26%		10/05/12	4,205,000	4,205,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.21%		10/05/12	9,500,000	9,500,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	6,665,000	6,665,000

Los Angeles
COP (Windward School) Series 2007A (LOC: US Bank, NA)		0.18%		10/05/12	19,550,000	19,550,000

M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.25%		10/05/12	4,960,000	4,960,000

Wastewater System Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,715,000	5,715,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.17%		10/05/12	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.18%		10/05/12	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.19%		10/05/12	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.19%		10/05/12	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	7,910,000	7,910,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.22%	10/04/12	12/03/12	17,900,000	17,900,000

Los Angeles Community College District
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,785,000	4,785,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,665,000	6,665,000

GO Refunding Bonds Series 2005A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	9,575,000	9,575,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.21%		10/05/12	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	5,525,000	5,525,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.29%		10/05/12	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	14,685,000	14,685,000

Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,925,000	7,925,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.16%		10/05/12	17,440,000	17,440,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	32,625,000	32,625,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,665,000	4,665,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Dept of Water & Power
Power System RB Series 2002A1 (LIQ: JPMorgan Chase Bank, NA)		0.16%		10/05/12	19,200,000	19,200,000

Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.19%		10/05/12	13,100,000	13,100,000

Power System RB Series 2002A5 (LIQ: Barclays Bank Plc)		0.15%		10/05/12	20,000,000	20,000,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,875,000	7,875,000

Power System RB Series 2005A2&2007A2 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	2,630,000	2,630,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Bank of America, NA)	a	0.25%		10/05/12	3,690,000	3,690,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.21%		10/05/12	8,085,000	8,085,000

Water System RB Series 2004C (LIQ: Citibank, NA)	a	0.19%		10/05/12	10,505,000	10,505,000

Water System RB Series 2006A2 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	5,450,000	5,450,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.16%		10/05/12	17,000,000	17,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	7,390,000	7,390,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.23%		10/05/12	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Comerica Bank)		0.31%		10/05/12	1,665,000	1,665,000

RB (AAA Packing & Shipping) Series 2000 (LOC: California State Teachers Retirement Systems)		0.19%		10/05/12	3,000,000	3,000,000

RB (Green Farms) Series 2003 (LOC: Federal Home Loan Bank)		0.22%		10/05/12	2,270,000	2,270,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,735,000	6,735,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.19%		10/05/12	7,290,000	7,290,000

GO Bonds Series 2007C (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	8,250,000	8,250,000

GO Bonds Series 2009F (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	6,265,000	6,265,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,890,000	6,890,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.23%		10/05/12	4,500,000	4,500,000

Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian) Series 2008E (LOC: Northern Trust Co)		0.18%		10/05/12	12,500,000	12,500,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.24%		10/05/12	1,745,000	1,745,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,915,000	5,915,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	8,075,000	8,075,000

Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A (LOC: Fannie Mae)		0.21%		10/05/12	11,970,000	11,970,000

Ohlone Community College District
GO Bonds Series 2002B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	12,255,000	12,255,000

GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	4,260,000	4,260,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.19%		10/05/12	6,500,000	6,500,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.18%		10/05/12	1,400,000	1,400,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.16%		10/05/12	9,900,000	9,900,000

Orange Cnty Sanitation District
COP Series 2003 (ESCROW/LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	4,775,000	4,775,000

Wastewater Refunding Revenue Obligations Series 2012A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	10,000,000	10,000,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.19%		10/05/12	5,750,000	5,750,000

Lease RB Series 2006 (LOC: Union Bank, NA)		0.19%		10/05/12	21,445,000	21,445,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.19%		10/05/12	20,565,000	20,565,000

Palomar Community College District
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	16,175,000	16,175,000

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	8,200,000	8,200,000

Peralta Community College District
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	5,150,000	5,150,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.24%		10/05/12	2,750,000	2,750,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.39%		10/05/12	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.30%		10/05/12	4,000,000	4,000,000

Pittsburg Redevelopment Agency
Sub Tax Allocation Bonds (Los Medanos) Series 2004A (LOC: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.20%		10/01/12	7,400,000	7,400,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	28,210,000	28,210,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.18%		10/05/12	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.21%		10/05/12	8,935,000	8,935,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.21%		10/05/12	10,890,000	10,890,000

Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C (LOC: Fannie Mae)		0.21%		10/05/12	9,000,000	9,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.18%		10/05/12	31,720,000	31,720,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.18%		10/05/12	13,570,000	13,570,000

Riverside Community College District
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.28%		10/05/12	5,940,000	5,940,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	7,730,000	7,730,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.18%		10/05/12	7,255,000	7,255,000

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.21%		10/05/12	6,000,000	6,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.19%		10/05/12	5,300,000	5,300,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.21%		10/05/12	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.21%		10/05/12	8,000,000	8,000,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,750,000	4,750,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.19%		10/05/12	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.25%		10/05/12	10,200,000	10,200,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.18%		10/05/12	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.18%		10/05/12	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.18%		10/05/12	5,150,000	5,150,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.16%		10/05/12	5,000,000	5,000,000

Sacramento Transportation Auth
Limited Sales Tax RB Series 2009A (LIQ: Wells Fargo Bank, NA)		0.17%		10/05/12	300,000	300,000

San Bernardino Community College District
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.30%		10/05/12	17,030,000	17,030,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.43%		10/05/12	7,500,000	7,500,000

GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		10/05/12	13,660,000	13,660,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.18%		10/05/12	8,100,000	8,100,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008D (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.16%		10/05/12	36,920,000	36,920,000

Limited Sales Tax RB Series 2012A (LIQ: Citibank, NA)	a	0.19%		10/05/12	8,000,000	8,000,000

Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	6,470,000	6,470,000

San Diego Cnty Water Auth
Water Revenue COP Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	8,710,000	8,710,000

Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.18%		10/05/12	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,300,000	5,300,000

San Diego Community College District
GO Bonds Series 2005 (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	3,100,000	3,100,000

GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,000,000	4,000,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	2,500,000	2,500,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	6,100,000	6,100,000

San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.21%		10/05/12	6,000,000	6,000,000

San Diego USD
GO Refunding Bonds Series G1&C2 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	9,895,000	9,895,000

16

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco
GO Refunding Bonds (Laguna Honda Hospital) Series 2008R3 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	6,780,000	6,780,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.18%		10/05/12	28,300,000	28,300,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.19%		10/05/12	3,750,000	3,750,000

San Francisco Airport Commission
Second Series Refunding RB Series 2010A1 (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	3,375,000	3,375,000

Second Series Refunding RB Series 2010A3 (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	30,000,000	30,000,000

Second Series Refunding RB Series 37C (LOC: Union Bank, NA)		0.16%		10/05/12	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.20%		10/05/12	7,620,000	7,620,000

San Francisco Public Utilities Commission
Water System RB Series 2011A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,945,000	5,945,000

Water System RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	15,660,000	15,660,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.19%		10/05/12	40,845,000	40,845,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.22%		10/05/12	6,895,000	6,895,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.19%		10/05/12	2,000,000	2,000,000

San Jose Financing Auth
Lease RB (Civic Center) Series 2002B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	24,010,000	24,010,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.17%		10/05/12	13,390,000	13,390,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.17%		10/05/12	15,845,000	15,845,000

GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	1,600,000	1,600,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	10,280,000	10,280,000

San Mateo UHSD
GO Bonds Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	5,000,000	5,000,000

Santa Clara Cnty
GO Bonds Series 2009A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	25,260,000	25,260,000

M/F Housing Refunding RB (Briarwood Apts) Series 2011A (LOC: Fannie Mae)		0.16%		10/05/12	4,400,000	4,400,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.25%		10/05/12	9,190,000	9,190,000

M/F Housing Refunding RB (Williows Apts) Series 2005A (LOC: Union Bank, NA)		0.23%		10/05/12	4,156,000	4,156,000

 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.18%		10/05/12	2,500,000	2,500,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing) Series 2003 (LOC: Bank of the West)		0.60%		10/05/12	2,095,000	2,095,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,360,000	7,360,000

Southern California Metropolitan Water District
Water RB Series 1997B (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.16%		10/05/12	10,000,000	10,000,000

Water RB Series 2005C (LIQ: Citibank, NA)	a	0.19%		10/05/12	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,590,000	5,590,000

Water RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

Water Refunding RB Series 2009A1	c	0.18%	10/05/12	08/30/13	45,000,000	45,000,000

Water Refunding RB Series 2009A2		0.18%	10/04/12	06/10/13	54,160,000	54,160,000

Water Refunding RB Series 2011A1		0.18%	10/04/12	03/08/13	19,000,000	19,000,000

Water Refunding RB Series 2011A3		0.18%	10/05/12	03/08/13	25,000,000	25,000,000

Water Refunding RB Series 2011A4		0.33%	10/04/12	06/01/13	7,410,000	7,414,060

Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-1 (LOC: US Bank, NA)		0.18%		10/05/12	15,150,000	15,150,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.19%		10/05/12	4,600,000	4,600,000

Univ of California
General RB Series 2005C (LIQ: Bank of America, NA)	a	0.28%		10/05/12	7,500,000	7,500,000

General RB Series 2005G (LIQ: Citibank, NA)	a	0.19%		10/05/12	10,320,000	10,320,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.19%		10/01/12	2,800,000	2,800,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.18%		10/05/12	9,550,000	9,550,000

General RB Series 2008L (LIQ: Bank of America, NA)	a	0.21%		10/05/12	5,660,000	5,660,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.18%		10/05/12	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	6,665,000	6,665,000

Limited Project RB Series 2005B (LIQ: Citibank, NA)	a	0.21%		10/05/12	17,500,000	17,500,000

Limited Project RB Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	12,940,000	12,940,000

Limited Project RB Series 2005B (LIQ: Royal Bank of Canada)	a	0.16%		10/05/12	12,460,000	12,460,000

Limited Project RB Series 2007D (LIQ: Citibank, NA)	a	0.19%		10/01/12	25,900,000	25,900,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	13,615,000	13,615,000

West Hills Community College District
COP (2008 Refunding) (LOC: Union Bank, NA)		0.16%		10/05/12	50,575,000	50,575,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A (LOC: Union Bank, NA)		0.63%		10/05/12	6,145,000	6,145,000

Whittier
Refunding RB (Whittier College) Series 2008 (LOC: US Bank, NA)		0.16%		10/05/12	36,715,000	36,715,000

Yosemite Community College District
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.25%		10/05/12	8,000,000	8,000,000

						3,990,051,643

Puerto Rico 0.9%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.18%		10/05/12	35,623,313	35,623,313

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	510,000	510,000

18

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB Series 2007A&2009C (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	16,750,000	16,750,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		10/05/12	3,300,000	3,300,000

						56,183,313

Other Investments 4.1%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.27%		10/05/12	17,700,000	17,700,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	20,000,000	20,000,000

Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.36%		10/05/12	47,200,000	47,200,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.36%		10/05/12	55,000,000	55,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	18,000,000	18,000,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank AG)	a	0.29%		10/05/12	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	15,000,000	15,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	31,000,000	31,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	35,900,000	35,900,000

						269,600,000

Total Variable-Rate Securities
(Cost $4,315,834,956)						4,315,834,956

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $6,578,383,324.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,459,021,896 or 37.5% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

20

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47704SEP12

 21

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

34.0%		Fixed-Rate Securities	58,249,115	58,249,115
66.3%		Variable-Rate Securities	113,567,000	113,567,000

100.3%		Total Investments	171,816,115	171,816,115
(0	.3)%	Other Assets and Liabilities, Net		(429,678)

100.0%		Net Assets		171,386,437

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 34.0% of net assets

California 34.0%
California
RAN 2012-2013 Series A2		2.50%		06/20/13	1,700,000	1,725,261

California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A1		2.50%		04/01/13	1,610,000	1,626,807

California School Cash Reserve Program Auth
Sr Bonds 2012-2013 Series B		2.00%		06/03/13	810,000	819,426

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004K		0.25%		01/11/13	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2008B		0.22%		03/14/13	500,000	500,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	1,480,000	1,514,042

RB (Kaiser Permanente) Series 2009B2		0.26%		02/05/13	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	2,000,000	2,000,000

RB (Proposition 1A Receivables) Series 2009		4.00%		06/15/13	150,000	153,834

RB (Proposition 1A Receivables) Series 2009		5.00%		06/15/13	1,415,000	1,461,194

Contra Costa Water District
Extendible CP		0.23%	01/09/13	06/17/13	1,620,000	1,620,000

Water Revenue Notes Series A		1.00%		10/01/12	1,000,000	1,000,000

East Bay Municipal Utility District
Water System Extendible CP		0.21%	11/13/12	05/11/13	1,400,000	1,400,000

Water System Extendible CP		0.25%	11/15/12	05/13/13	1,000,000	1,000,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.00%		06/01/13	1,025,000	1,057,266

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	1,195,000	1,236,492

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	105,000	109,110

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	185,000	192,726

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	2,865,000	2,988,415

Tobacco Settlement Asset-Backed Bonds Series 2003A2 (ESCROW)		7.90%		06/01/13	1,000,000	1,050,887

Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	365,000	378,015

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.19%		11/05/12	3,000,000	3,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.18%		10/03/12	2,000,000	2,000,000

Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax Refunding RB Second Sr Bonds Series 2009E		4.00%		07/01/13	500,000	513,930

Los Angeles Dept of Water & Power
Power System RB Series 2011A		4.00%		07/01/13	1,250,000	1,284,740

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: JPMorgan Chase Bank, NA)		0.20%		11/06/12	3,000,000	3,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.20%		12/13/12	1,000,000	1,000,000

Los Angeles USD
GO Bonds Series 2003A		5.00%		07/01/13	500,000	517,666

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		03/21/13	455,000	455,000

San Diego Cnty Water Auth
CP Series 4 (LIQ: Barclays Bank Plc)		0.19%		11/08/12	900,000	900,000

CP Series 6 (LIQ: Citibank, NA)		0.18%		10/11/12	470,000	470,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	2,000,000	2,000,000

San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	530,000	530,000

Lease Revenue CP COP Series 2 (LOC: US Bank, NA)		0.18%		12/05/12	1,000,000	1,000,000

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP (LOC: JPMorgan Chase Bank, NA)		0.20%		11/09/12	2,000,000	2,000,000

San Mateo Cnty Community College District
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.25%		10/25/12	215,000	215,000

Santa Clara USD
TRAN 2012		2.00%		06/28/13	500,000	506,492

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.25%		10/11/12	5,000,000	5,000,000

Univ of California
General RB Series 2003A		4.00%		05/15/13	315,000	322,031

General RB Series 2003A (ESCROW)		4.00%		05/15/13	35,000	35,781

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.26%		04/04/13	3,665,000	3,665,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	4,000,000	4,000,000

Total Fixed-Rate Securities
(Cost $58,249,115)						58,249,115

Variable-Rate Securities 66.3% of net assets

California 63.2%
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.21%		10/05/12	2,575,000	2,575,000

Anaheim Public Financing Auth
Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,085,000	2,085,000

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.25%		10/05/12	1,305,000	1,305,000

California
GO Bonds Series 2003B3 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.18%		10/05/12	5,000,000	5,000,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.19%		10/05/12	2,100,000	2,100,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Comerica Bank)		0.28%		10/05/12	3,330,000	3,330,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.23%		10/05/12	1,915,000	1,915,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.20%		10/05/12	2,270,000	2,270,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2003B		0.17%		10/05/12	2,200,000	2,200,000

Chaffey Community College District
GO Bonds Series 2005B (LIQ: Bank of America, NA)	a	0.28%		10/05/12	6,600,000	6,600,000

Coast Community College District
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	1,225,000	1,225,000

East Bay Municipal Utility District
Water System Refunding RB Series 2009A1		0.18%	10/04/12	12/03/12	985,000	985,000

Water System Refunding RB Series 2009A2		0.19%	10/04/12	03/01/13	985,000	985,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.18%		10/05/12	240,000	240,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.17%		10/05/12	1,215,000	1,215,000

Foothill-DeAnza Community College District
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	242,000	242,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	355,000	355,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	1,200,000	1,200,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.18%		10/05/12	1,200,000	1,200,000

Hesperia Public Financing Authority
RB (1993 St Refinancing) Series 2004 (LOC: Bank of America, NA)		0.26%		10/05/12	2,000,000	2,000,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.19%		10/05/12	2,300,000	2,300,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.22%	10/04/12	12/03/12	1,990,000	1,990,000

Los Angeles Community College District
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.21%		10/05/12	3,000,000	3,000,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	2,160,000	2,160,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B5 (LIQ: Royal Bank of Canada)		0.17%		10/05/12	1,300,000	1,300,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	6,000,000	6,000,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a	0.21%		10/05/12	400,000	400,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.24%		10/05/12	5,240,000	5,240,000

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orange Cnty
Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.19%		10/05/12	4,200,000	4,200,000

Palomar Community College District
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	520,000	520,000

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	2,000,000	2,000,000

Peralta Community College District
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	800,000	800,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.30%		10/05/12	1,000,000	1,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.18%		10/05/12	2,190,000	2,190,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.18%		10/05/12	945,000	945,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.20%		10/05/12	1,205,000	1,205,000

Limited Sales Tax RB Series 2008D (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.16%		10/05/12	2,270,000	2,270,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	1,000,000	1,000,000

San Diego Community College District
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.20%		10/05/12	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	3,500,000	3,500,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.18%		10/05/12	1,800,000	1,800,000

San Francisco Airport Commission
Second Series Refunding RB Series 37C (LOC: Union Bank, NA)		0.16%		10/05/12	1,300,000	1,300,000

San Jose-Evergreen Community College District
GO Bonds Series A (LIQ: Citibank, NA)	a	0.19%		10/05/12	3,980,000	3,980,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.17%		10/05/12	380,000	380,000

Southern California Metropolitan Water District
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.18%		10/05/12	700,000	700,000

Water Refunding RB Series 2009A2		0.18%	10/04/12	06/10/13	1,000,000	1,000,000

Water Refunding RB Series 2011A1		0.18%	10/04/12	03/08/13	1,000,000	1,000,000

Water Refunding RB Series 2011A2		0.33%	10/04/12	06/01/13	600,000	600,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.19%		10/05/12	400,000	400,000

Sunnyvale
Refunding COP Series 2009A (LOC: Union Bank, NA)		0.19%		10/05/12	2,510,000	2,510,000

Univ of California
Limited Project RB Series 2005B (LIQ: Royal Bank of Canada)	a	0.16%		10/05/12	1,000,000	1,000,000

West Hills Community College District
COP (2008 Refunding) (LOC: Union Bank, NA)		0.16%		10/05/12	4,450,000	4,450,000

						108,212,000

Puerto Rico 3.1%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.18%		10/05/12	3,600,000	3,600,000

4

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		10/05/12	1,755,000	1,755,000

						5,355,000

Total Variable-Rate Securities
(Cost $113,567,000)						113,567,000

End of Investments.

At 09/30/2012, the tax basis cost of the fund’s investments was $171,816,115.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $74,787,000 or 43.6% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or

 5

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47705SEP12

6

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

26.8%		Fixed-Rate Securities	3,460,338,493	3,460,338,493
73.3%		Variable-Rate Securities	9,479,910,634	9,479,910,634

100.1%		Total Investments	12,940,249,127	12,940,249,127
(0	.1)%	Other Assets and Liabilities, Net		(13,512,956)

100.0%		Net Assets		12,926,736,171

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 26.8% of net assets

Alabama 0.2%
Huntsville Health Care Auth
CP Notes		0.20%		12/05/12	22,500,000	22,500,000

Alaska 0.3%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.28%		01/24/13	27,165,000	27,165,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.37%		06/01/13	13,000,000	13,000,000

						40,165,000

Arizona 0.7%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	10,255,000	10,255,000

Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2009 (LOC: Bank of America, NA)		0.33%		10/02/12	25,900,000	25,900,000

Wastewater System Revenue BAN Series 2009 (LOC: Bank of America, NA)		0.25%		10/22/12	25,000,000	25,000,000

Pima Cnty
GO Bonds Series 2012A		1.00%		07/01/13	5,000,000	5,028,369

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	24,870,000	24,870,000

						91,053,369

Arkansas 0.1%
Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	14,255,000	14,255,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

California 5.9%
California
RAN 2012-2013 Series A2		2.50%		06/20/13	115,650,000	117,390,570

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.25%		03/14/13	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2006E		0.23%		04/03/13	29,000,000	29,000,000

California School Cash Reserve Program Auth
Bonds 2012-2013 Series L		2.00%		06/03/13	8,200,000	8,296,504

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.24%		11/19/12	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.25%		12/11/12	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004E		0.24%		06/06/13	15,800,000	15,800,000

RB (Kaiser Permanente) Series 2004I		0.25%		03/21/13	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004K		0.25%		12/06/12	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2004K		0.25%		01/11/13	12,300,000	12,300,000

RB (Kaiser Permanente) Series 2006D		0.22%		03/14/13	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2006D		0.23%		04/04/13	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.25%		10/24/12	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2008B		0.25%		03/05/13	30,000,000	30,000,000

RB (Kaiser Permanente) Series 2008C		0.23%		03/18/13	27,805,000	27,805,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	3,300,000	3,376,891

RB (Kaiser Permanente) Series 2009B2		0.26%		02/05/13	25,000,000	25,000,000

RB (Kaiser Permanente) Series 2009B3		0.25%		11/01/12	5,800,000	5,800,000

RB (Kaiser Permanente) Series 2009B3		0.24%		06/07/13	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B5		0.24%		03/07/13	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2009B5		0.24%		05/07/13	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2009B6		0.24%		03/07/13	31,000,000	31,000,000

RB (Kaiser Permanente) Series 2009B6		0.24%		05/07/13	1,500,000	1,500,000

Contra Costa Water District
Water Revenue Notes Series A		1.00%		10/01/12	1,000,000	1,000,000

Hartnell Community College District
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	9,690,000	9,690,000

Kern Cnty
TRAN 2012-2013		2.50%		06/28/13	35,000,000	35,588,465

Los Angeles
TRAN Series 2012D		2.00%		05/30/13	20,000,000	20,236,240

TRAN Series 2012E		2.00%		06/27/13	40,000,000	40,523,327

Wastewater System CP Revenue Notes Series C (LIQ: Wells Fargo Bank, NA)		0.17%		11/07/12	3,200,000	3,199,824

Los Angeles Cnty
TRAN 2012-2013 Series A		2.00%		02/28/13	30,000,000	30,222,386

TRAN 2012-2013 Series B		2.00%		03/29/13	25,000,000	25,222,093

TRAN 2012-2013 Series C		2.00%		06/28/13	35,980,000	36,457,926

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.20%		11/07/12	7,000,000	7,000,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: JPMorgan Chase Bank, NA)		0.01%		10/11/12	9,000,000	9,000,000

Marin Municipal Water District
Water RB Sub Lien Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.18%		04/11/13	10,000,000	10,000,000

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	10,000,000	10,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Oakland
TRAN 2012-2013		1.00%		06/28/13	20,000,000	20,111,977

Riverside Cnty
TRAN 2012-2013 Series A		2.00%		03/29/13	5,000,000	5,044,650

TRAN 2012-2013 Series B		2.00%		06/28/13	20,000,000	20,265,650

San Mateo Cnty Community College District
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.25%		10/25/12	235,000	235,000

Santa Cruz Cnty
TRAN 2012-2013		2.00%		07/02/13	5,000,000	5,067,032

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.25%		10/11/12	2,610,000	2,610,000

Victor Valley Community College District
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	22,045,000	22,045,000

						765,188,535

Colorado 0.7%
Aurora
First Lien Sewer RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.42%		12/06/12	15,015,000	15,015,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1		5.00%		11/08/12	2,200,000	2,210,742

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.25%		10/25/12	9,015,000	9,015,000

Denver
Airport System Sub CP Series A (LOC: Barclays Bank Plc)		0.22%		11/01/12	28,000,000	28,000,000

Airport System Sub CP Series A (LOC: Barclays Bank Plc)		0.23%		11/01/12	28,000,000	28,000,000

East Cherry Creek Valley Water & Sanitation District
Water Refunding RB Series 2009B (LOC: Wells Fargo Bank, NA)		2.75%		11/15/12	3,100,000	3,109,373

						85,350,115

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.20%		10/01/12	12,500,000	12,500,000

District of Columbia 0.5%
District of Columbia
RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	24,995,000	24,995,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A		5.00%		10/01/12	8,145,000	8,145,000

Airport System RB Series 2007B		5.00%		10/01/12	5,000,000	5,000,000

Airport System Refunding RB Series 2004D		5.25%		10/01/12	8,140,000	8,140,000

Airport System Refunding RB Series 2007A		5.00%		10/01/12	2,000,000	2,000,000

Airport System Refunding RB Series 2011C		2.00%		10/01/12	7,075,000	7,075,000

Airport System Revenue CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.20%		11/08/12	4,000,000	4,000,000

						59,355,000

Florida 1.3%
Cape Coral
Water & Sewer Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	10,105,000	10,105,000

Florida Local Government Finance Commission
CP Notes Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.20%		11/07/12	10,177,000	10,177,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Notes Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.22%		11/07/12	8,025,000	8,025,000

Florida Ports Financing Commission
Refunding RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	8,815,000	8,815,000

Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/13	2,000,000	2,063,082

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2010B		5.00%		10/01/12	1,150,000	1,150,000

Hillsborough Cnty
CP Series A (LOC: State Street Bank & Trust Company, NA)		0.19%		10/11/12	18,085,000	18,085,000

Lakeland
Energy System Refunding RB Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	26,790,000	26,790,000

Miami-Dade Cnty School District
TAN Series 2012		2.50%		02/28/13	55,000,000	55,518,733

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.38%		12/06/12	28,405,000	28,405,000

						169,133,815

Georgia 0.8%
Coweta Cnty Development Auth
RB (Piedmont Healthcare) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/24/13	29,790,000	29,790,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.27%		11/29/12	12,395,000	12,395,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP Series 2007C2 (LIQ: JPMorgan Chase Bank, NA)		0.20%		12/06/12	28,890,000	28,890,000

Valdosta & Lowndes Cnty Hospital Auth
Revenue Certificates (South Georgia Medical Center) Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.27%		03/21/13	27,490,000	27,490,000

						98,565,000

Illinois 1.0%
Chicago
CP Notes Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.27%		12/04/12	25,654,000	25,654,000

Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	21,755,000	21,755,000

Second Lien Wastewater Transmission Revenue Project Bonds Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.31%		06/20/13	8,995,000	8,995,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008A1		0.22%		01/24/13	7,250,000	7,250,000

RB (Advocate Health Care Network) Series 2003C		0.25%		04/19/13	8,000,000	8,000,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	19,340,000	19,340,000

RB (DePaul Univ) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	24,405,000	24,405,000

Refunding RB (Univ of Chicago Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	8,520,000	8,520,000

						123,919,000

Indiana 0.8%
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	14,705,000	14,705,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Parkview Health) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	20,395,000	20,395,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	24,090,000	24,090,000

Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	14,545,000	14,545,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	10,125,000	10,125,000

Whiting
Environmental Facilities RB (BP Products North America) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/10/13	16,195,000	16,195,000

Environmental Facilities RB (BP Products North America) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	7,965,000	7,965,000

						108,020,000

Louisiana 0.4%
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.28%		01/24/13	27,260,000	27,260,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		1.08%		03/15/13	16,400,000	16,400,000

St. John the Baptist Parish
RB (Marathon Oil Corp) Series 2007A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	4,775,000	4,775,000

						48,435,000

Maine 0.2%
Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.42%		12/06/12	29,650,000	29,650,000

Maryland 0.1%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.26%		04/04/13	8,935,000	8,935,000

Maryland Economic Development Corp
Lease RB Series 2003 (LIQ: Deutsche Bank AG)	a	0.29%		10/25/12	7,330,000	7,330,000

						16,265,000

Massachusetts 0.1%
Longmeadow
GO BAN		1.25%		10/10/12	7,000,000	7,001,681

New Bedford
GO BAN Series C		1.50%		02/08/13	4,000,000	4,014,129

Quincy
GO BAN		1.25%		09/13/13	9,250,000	9,331,478

						20,347,288

Michigan 0.4%
Michigan Finance Auth
State Aid Revenue Notes Series 2012B2 (LOC: JPMorgan Chase Bank, NA)		2.00%		08/20/13	41,000,000	41,625,868

Michigan State Hospital Finance Auth
Sub RB (Ascension Health) Series 2005A4		5.00%		11/01/12	6,225,000	6,249,911

						47,875,779

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Minnesota 0.5%
Minnesota
COP Aid Anticipation Series 2012A		2.00%		09/10/13	40,000,000	40,663,847

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.38%		01/10/13	27,200,000	27,200,000

						67,863,847

Mississippi 0.1%
Medical Center Educational Building Corp
RB (Univ Mississippi Medical Center) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	10,775,000	10,775,000

Nebraska 0.1%
Nebraska Public Power District
General RB Series 2007B		5.00%		01/01/13	5,605,000	5,671,365

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.29%		10/25/12	7,585,000	7,585,000

						13,256,365

Nevada 0.4%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.38%		01/17/13	45,285,000	45,285,000

Las Vegas Valley Water District
Limited Tax GO Water CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/01/12	7,240,000	7,240,000

						52,525,000

New Jersey 0.3%
Cherry Hill Township
General & Sewer Capital BAN Series 2011		1.50%		10/17/12	12,000,000	12,005,692

East Brunswick
BAN		1.50%		04/10/13	9,935,000	9,981,478

Fort Lee Borough
BAN Series 2012		0.75%		08/16/13	2,470,000	2,479,023

Hudson Cnty Improvement Auth
Pooled Notes Series 2012L1		2.00%		06/05/13	3,300,000	3,325,458

Parsippany-Troy Hills Township
BAN Series 2012	c	0.75%		10/04/13	4,800,000	4,823,904

Stafford Township
BAN 2012		1.50%		05/21/13	6,000,000	6,043,672

						38,659,227

New Mexico 0.2%
New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	10,615,000	10,615,000

RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	13,600,000	13,600,000

						24,215,000

New York 3.1%
Commack UFSD
BAN 2012		0.75%		09/13/13	12,586,515	12,647,301

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Islip UFSD
TAN 2012-13		0.75%		06/21/13	11,500,000	11,538,871

Mattituck-Cutchogue UFSD
TAN 2012		0.75%		06/27/13	9,900,000	9,929,044

Metropolitan Transportation Auth
Transportation Refunding RB Series 2012F		2.00%		11/15/12	20,000,000	20,043,125

New Rochelle SD
TAN 2012		0.75%		06/28/13	13,500,000	13,547,869

New York City
GO Bonds Fiscal 2009 Series I1 (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	24,385,000	24,385,000

New York City Housing Development Corp
M/F Housing RB Series 2012C		0.27%		02/01/13	8,000,000	8,000,000

New York City Municipal Water Finance Auth
CP Series 1		0.19%		11/09/12	25,000,000	25,000,000

CP Series 6		0.20%		10/04/12	47,000,000	47,000,000

Extendible CP Series 7		0.22%	10/22/12	05/19/13	16,000,000	16,000,000

Extendible CP Series 7		0.22%	10/29/12	05/19/13	50,000,000	50,000,000

Extendible CP Series 8		0.24%	11/19/12	05/19/13	5,150,000	5,150,000

Extendible CP Series 8		0.24%	11/07/12	05/19/13	20,000,000	20,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	2,435,000	2,435,000

New York Liberty Development Corp
Liberty Refunding RB (WTC 3&4) Series 2011A (ESCROW)		0.25%		08/22/13	30,385,000	30,385,000

Recovery Zone RB (WTC 3) Series 2010A1 (ESCROW)		0.25%		08/22/13	50,000,000	50,000,000

New York State Power Auth
CP Series 1		0.25%	11/15/12	05/18/13	7,762,000	7,762,000

Port Auth of New York & New Jersey
Consolidated Bonds 131st Series		5.00%		12/15/12	1,185,000	1,196,545

Consolidated Bonds 139th Series		5.00%		10/01/13	2,025,000	2,119,565

Sachem CSD at Holbrook
TAN 2012-2013		1.00%		06/20/13	10,000,000	10,051,515

Tarrytown
BAN Series 2011D		1.50%		10/19/12	8,000,000	8,004,833

Tonawanda
BAN Series 2012		0.75%		09/05/13	12,100,000	12,152,594

William Floyd UFSD
TAN 2012-2013		0.75%		06/27/13	10,000,000	10,032,352

						397,380,614

North Carolina 0.2%
Charlotte
GO CP Bonds (LIQ: Wells Fargo Bank, NA)		0.23%		06/13/13	11,000,000	10,990,809

Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	10,240,000	10,240,000

						21,230,809

Ohio 0.8%
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/07/12	57,835,000	57,835,000

Montgomery Cnty
RB (Catholic Health Initiatives) Series 2009A (LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	33,685,000	33,685,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ohio
BAN Series 2012A		0.35%		05/30/13	17,030,000	17,030,000

						108,550,000

Pennsylvania 0.0%
Univ of Pittsburgh
PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,067,077

South Carolina 0.1%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	7,410,000	7,410,000

Tennessee 0.3%
Metro Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP Series A (LIQ: US Bank, NA)		0.19%		11/06/12	12,500,000	12,500,000

Water & Sewer Revenue CP Series A (LIQ: US Bank, NA)		0.20%		11/07/12	9,835,000	9,835,000

Water & Sewer Revenue CP Series B (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/06/12	12,500,000	12,500,000

Water & Sewer Revenue CP Series B (LIQ: JPMorgan Chase Bank, NA)		0.21%		11/07/12	10,000,000	10,000,000

						44,835,000

Texas 5.7%
Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.20%		10/11/12	3,285,000	3,285,000

CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.20%		11/07/12	15,000,000	15,000,000

CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		12/05/12	25,000,000	25,000,000

Dallas
GO CP Notes Series 2010A (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/07/12	5,000,000	5,000,000

GO CP Notes Series 2010C (LIQ: Wells Fargo Bank, NA)		0.20%		11/07/12	5,000,000	5,000,000

Grapevine Industrial Development Corp
Airport RB (Singer Co) Series 1983A (LOC: Toronto-Dominion Bank)		0.50%		04/01/13	19,000,000	19,000,000

Harris Cnty
Unlimited Tax Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/12	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.22%		02/05/13	50,000,000	50,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.23%		05/20/13	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		11/08/12	5,000,000	5,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		12/05/12	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.24%		04/03/13	20,000,000	20,000,000

Houston
GO CP Series E2 (LIQ: Wells Fargo Bank, NA)		0.20%		11/02/12	9,000,000	9,000,000

Sub Lien Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	19,200,000	19,200,000

Houston Combined Utility System
First Lien Refunding RB Series 2010C		5.00%		11/15/12	11,445,000	11,511,442

Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		12/27/12	105,365,000	105,365,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lower Colorado River Auth
CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.21%		10/03/12	3,500,000	3,500,000

San Antonio
Electric & Gas Systems CP Series A (LIQ: Bank of America, NA; State Street Bank & Trust Company, NA)		0.23%		10/04/12	20,000,000	20,000,000

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.26%		04/11/13	43,000	43,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	6,500,000	6,500,000

Texas
TRAN Series 2012		2.50%		08/30/13	170,500,000	174,030,906

Texas Municipal Power Agency
CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.25%		10/01/12	10,000,000	10,000,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.22%		10/02/12	55,000,000	55,000,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.24%		10/02/12	20,800,000	20,800,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.30%		10/09/12	27,000,000	27,000,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.25%		11/13/12	2,900,000	2,900,000

Texas Public Finance Auth
GO CP Notes Series 2008 (LIQ: Sumitomo Mitsui Banking Corp)		0.20%		11/15/12	17,835,000	17,835,000

Revenue CP Notes Series 2003 (LIQ: Barclays Bank Plc)		0.20%		11/15/12	14,000,000	14,000,000

Revenue CP Notes Series 2003 (LIQ: Barclays Bank Plc)		0.19%		11/27/12	23,000,000	23,000,000

						732,300,348

Utah 0.4%
Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	18,695,000	18,695,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	39,310,000	39,310,000

						58,005,000

Virginia 0.0%
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C3		4.25%		07/01/13	1,105,000	1,136,100

Washington 0.6%
Port of Tacoma
Sub Lien Revenue CP Notes Series 2002A&B (LOC: Bank of America, NA)		0.40%		11/02/12	50,000,000	50,000,000

Snohomish Cnty Public Utility District No.1
Electric System Refunding RB Series 2011		2.00%		12/01/12	5,805,000	5,821,205

Washington
Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.27%		03/21/13	18,730,000	18,730,000

						74,551,205

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 0.4%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.28%		02/05/13	50,000,000	50,000,000

Total Fixed-Rate Securities
(Cost $3,460,338,493)						3,460,338,493

Variable-Rate Securities 73.3% of net assets

Alabama 2.1%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	12,652,000	12,652,000

Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.23%		10/05/12	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.23%		10/05/12	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.19%		10/05/12	19,415,000	19,415,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.19%		10/05/12	4,010,000	4,010,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	13,390,000	13,390,000

Auburn Univ
General Fee RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	14,400,000	14,400,000

Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A		0.20%		10/05/12	15,790,000	15,790,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	11,815,000	11,815,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999 (LOC: Wells Fargo Bank, NA)		0.19%		10/05/12	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.27%		10/05/12	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.23%		10/05/12	5,685,000	5,685,000

Mobile Cnty IDA
RB (SSAB Alabama) Series 2010B (LOC: Svenska Handelsbanken AB)		0.23%		10/05/12	40,000,000	40,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.17%		10/05/12	12,100,000	12,100,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	10,615,000	10,615,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000		0.27%		10/05/12	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	13,190,000	13,190,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	30,000,000	30,000,000

						267,812,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Alaska 0.3%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2 (LIQ: Bank of America, NA)	a	0.31%		10/05/12	11,430,000	11,430,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	10,430,000	10,430,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012A (LOC: State Street Bank & Trust Company, NA)		0.20%		10/05/12	14,000,000	14,000,000

Education Loan Refunding RB Sr Series 2012B2 (LOC: State Street Bank & Trust Company, NA)		0.20%		10/05/12	5,000,000	5,000,000

Valdez
Marine Terminal Refunding RB (BP Pipelines) Series 2003B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	3,200,000	3,200,000

						44,060,000

Arizona 0.5%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A (LOC: US Bank, NA)	d	0.17%		10/05/12	37,000,000	37,000,000

Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.23%		10/05/12	6,750,000	6,750,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	11,090,000	11,090,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	9,995,000	9,995,000

						64,835,000

California 2.7%
Alameda Cnty IDA
RB (Aitchison Family) Series 1993A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	1,280,000	1,280,000

RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.25%		10/05/12	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.18%		10/05/12	3,800,000	3,800,000

California
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.26%		10/05/12	13,450,000	13,450,000

California HFA
Home Mortgage RB Series 2003D (LOC: Fannie Mae; Freddie Mac)		0.19%		10/05/12	27,515,000	27,515,000

Home Mortgage RB Series 2006C (LOC: Fannie Mae; Freddie Mac)		0.19%		10/05/12	63,610,000	63,610,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.17%		10/05/12	2,375,000	2,375,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.22%		10/05/12	2,795,000	2,795,000

California Pollution Control Financing Auth
Pollution Control RB (Evergreen Oil) Series 2006A (LOC: Bank of the West)		0.50%		10/05/12	4,830,000	4,830,000

RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.17%		10/05/12	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	4,000,000	4,000,000

Solid Waste Disposal RB (Athens Services) Series 2010 (LOC: Wells Fargo Bank, NA)		0.18%		10/05/12	7,000,000	7,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.24%		10/05/12	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.24%		10/05/12	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	4,650,000	4,650,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	4,400,000	4,400,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	3,000,000	3,000,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Comerica Bank)		0.25%		10/05/12	7,025,000	7,025,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Comerica Bank)		0.25%		10/05/12	1,640,000	1,640,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.25%		10/05/12	11,615,000	11,615,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A (LOC: Comerica Bank)		0.25%		10/05/12	10,135,000	10,135,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.24%		10/05/12	1,800,000	1,800,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.24%		10/05/12	2,375,000	2,375,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.24%		10/05/12	2,040,000	2,040,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Comerica Bank)		0.25%		10/05/12	9,790,000	9,790,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.25%		10/05/12	275,000	275,000

Coast Community College District
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	6,105,000	6,105,000

Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre) Series 2006A (LOC: Bank of America, NA)		0.23%		10/05/12	4,150,000	4,150,000

M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.18%		10/05/12	6,000,000	6,000,000

M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.27%		10/05/12	3,600,000	3,600,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.29%		10/05/12	11,765,000	11,765,000

East Bay Municipal Utility District
Water System Refunding RB Series 2009A2	d	0.19%	10/04/12	03/01/13	41,290,000	41,290,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	4,600,000	4,600,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	19,480,000	19,480,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.17%		10/05/12	8,425,000	8,425,000

Ohlone Community College District
GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	8,000,000	8,000,000

San Bernardino Community College District
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.30%		10/05/12	18,505,000	18,505,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	6,000,000	6,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Southern California Metropolitan Water District
Water Refunding RB Series 2011A3		0.18%	10/04/12	03/08/13	7,000,000	6,999,300

Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	7,000,000	7,000,000

						354,939,300

Colorado 1.7%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997 (LOC: US Bank, NA)		0.42%		10/05/12	3,500,000	3,500,000

Colorado Educational & Cultural Facilities Auth
Refunding RB (Nature Conservancy) Series 2012		0.18%		10/05/12	9,145,000	9,145,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002A2 (LOC: Federal Home Loan Bank)		0.21%		10/05/12	3,905,000	3,905,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.19%		10/05/12	16,290,000	16,290,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.19%		10/05/12	20,100,000	20,100,000

S/F Mortgage Class I Bonds Series 2004B2 (LIQ: Royal Bank of Canada)		0.19%		10/05/12	32,290,000	32,290,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.19%		10/05/12	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.19%		10/05/12	25,000,000	25,000,000

S/F Mortgage Class I Bonds Series 2006C2 (LIQ: Federal Home Loan Bank)		0.17%		10/05/12	5,000,000	5,000,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.20%		10/05/12	12,000,000	12,000,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.20%		10/05/12	10,000,000	10,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.18%		10/05/12	21,530,000	21,530,000

Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	6,830,000	6,830,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006 (LOC: US Bank, NA)		0.20%		10/05/12	9,825,000	9,825,000

Cornerstone Metropolitan District No. 2
Sub Limited Tax GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.28%		10/05/12	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.21%		10/05/12	20,000,000	20,000,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	600,000	600,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.18%		10/05/12	14,965,000	14,965,000

						222,625,000

District of Columbia 1.9%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.25%		10/05/12	6,030,000	6,030,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.23%		10/05/12	2,220,000	2,220,000

RB (KIPP DC) Series 2008 (LOC: Manufacturers & Traders Trust Co)		0.19%		10/05/12	7,550,000	7,550,000

Metropolitan Washington Airports Auth
Airport System RB Series 2003D1 (LOC: Wells Fargo Bank, NA)		0.24%		10/05/12	27,655,000	27,655,000

Airport System RB Series 2004B (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		10/05/12	8,060,000	8,060,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.23%		10/05/12	9,800,000	9,800,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.25%		10/05/12	4,500,000	4,500,000

Airport System RB Series 2005A (LIQ: Wells Fargo Bank, NA)	a	0.25%		10/05/12	12,415,000	12,415,000

Airport System RB Series 2006B (LIQ: Branch Banking & Trust Co)	a	0.20%		10/05/12	9,925,000	9,925,000

Airport System RB Series 2006B (LIQ: Citibank, NA)	a	0.24%		10/05/12	15,000,000	15,000,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	12,790,000	12,790,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		10/05/12	16,590,000	16,590,000

Airport System RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.20%		10/05/12	10,130,000	10,130,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	23,960,000	23,960,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.26%		10/05/12	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	44,630,000	44,630,000

Airport System Refunding RB Series 2003A (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	9,280,000	9,280,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.19%		10/05/12	19,945,000	19,945,000

						245,480,000

Florida 5.3%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995 (LOC: BMO Harris Bank NA)		0.19%		10/05/12	1,900,000	1,900,000

Broward Cnty
Sub Port Facilities Refunding RB (Port Everglades) Series 2008 (LOC: Bank of Nova Scotia)		0.18%		10/05/12	2,600,000	2,600,000

Broward Cnty Educational Facilities Auth
RB (Nova Southeastern Univ) Series 2000A (LOC: Bank of America, NA)		0.26%		10/05/12	5,130,000	5,130,000

Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A (LOC: General Electric Capital Corp)		0.21%		10/05/12	12,000,000	12,000,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.19%		10/05/12	3,800,000	3,800,000

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	7,200,000	7,200,000

Turnpike RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.18%		10/05/12	7,260,000	7,260,000

Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F (LOC: Fannie Mae)		0.20%		10/05/12	275,000	275,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.20%		10/05/12	10,730,000	10,730,000

Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.20%		10/05/12	6,150,000	6,150,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.20%		10/05/12	6,535,000	6,535,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.20%		10/05/12	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.20%		10/05/12	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.20%		10/05/12	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.20%		10/05/12	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.20%		10/05/12	3,860,000	3,860,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.22%		10/05/12	15,085,000	15,085,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2003B (LIQ: Citibank, NA)	a	0.21%		10/05/12	8,000,000	8,000,000

Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.18%		10/05/12	43,760,000	43,760,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	10,720,000	10,720,000

Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,680,000	5,680,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	5,635,000	5,635,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.20%		10/05/12	2,500,000	2,500,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	9,565,000	9,565,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.20%		10/05/12	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.27%		10/05/12	6,475,000	6,475,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.40%		10/05/12	600,000	600,000

RB (Tampa Metropolitan Area YMCA) Series 2000 (LOC: Bank of America, NA)		0.22%		10/05/12	3,000,000	3,000,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.22%		10/05/12	11,095,000	11,095,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,375,000	5,375,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School) Series 2002 (LOC: Bank of America, NA)		0.23%		10/05/12	2,650,000	2,650,000

Miami-Dade Cnty
Transit System Sales Surtax RB Series 2006 (LIQ: US Bank, NA)	a	0.18%		10/05/12	18,300,000	18,300,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Series 2010 (LIQ: Citibank, NA)	a	0.21%		10/05/12	8,185,000	8,185,000

Water & Sewer System RB Series 2010 (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	17,990,000	17,990,000

Water & Sewer System RB Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		10/05/12	2,735,000	2,735,000

Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	35,000,000	35,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.21%		10/05/12	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.21%		10/05/12	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.22%		10/05/12	2,600,000	2,600,000

RB (Gulliver Schools) Series 2000 (LOC: Bank of America, NA)		0.22%		10/05/12	16,300,000	16,300,000

Miami-Dade Cnty School Board
COP Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.12%		10/05/12	27,850,000	27,850,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.24%		10/05/12	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.24%		10/05/12	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.19%		10/05/12	12,130,000	12,130,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.21%		10/05/12	7,670,000	7,670,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.21%		10/05/12	8,310,000	8,310,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.20%		10/05/12	14,500,000	14,500,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.20%		10/05/12	8,640,000	8,640,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.20%		10/05/12	9,200,000	9,200,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.22%		10/05/12	9,075,000	9,075,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.29%		04/26/13	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.23%		10/05/12	20,000,000	20,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.22%		10/05/12	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.33%		10/05/12	2,810,000	2,810,000

M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998 (LOC: Fannie Mae)		0.22%		10/05/12	2,045,000	2,045,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding & RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.20%		10/05/12	8,655,000	8,655,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.18%		10/05/12	8,750,000	8,750,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	10,250,000	10,250,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 (LOC: Wells Fargo Bank, NA)		0.34%		10/05/12	1,150,000	1,150,000

Polk Cnty
Utility System RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	9,760,000	9,760,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Citibank, NA)	a	0.21%		10/05/12	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	20,000,000	20,000,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	10,785,000	10,785,000

Tampa
Health System RB (BayCare Health System) Series 2012B	b	0.28%		04/26/13	19,000,000	19,000,000

						680,035,000

Georgia 2.0%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.45%		10/05/12	8,740,000	8,740,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.47%		10/05/12	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.20%		10/05/12	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.20%		10/05/12	21,000,000	21,000,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.45%		10/05/12	5,500,000	5,500,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.28%		10/05/12	5,000,000	5,000,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 (LOC: Fannie Mae)		0.21%		10/05/12	10,495,000	10,495,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.19%		10/05/12	3,615,000	3,615,000

Dalton Development Auth
Revenue Certificates (Hamilton Health Care) Series 2003B (LOC: Bank of America, NA)		0.19%		10/05/12	29,825,000	29,825,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001 (LOC: General Electric Capital Corp)		0.34%		10/05/12	7,200,000	7,200,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.23%		10/05/12	12,525,000	12,525,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.19%		10/05/12	22,400,000	22,400,000

Georgia
GO Refunding Bonds Series 2005B (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	7,925,000	7,925,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004 (LOC: Federal Home Loan Bank)		0.19%		10/05/12	7,500,000	7,500,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.20%		10/05/12	7,100,000	7,100,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.23%		10/05/12	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.20%		10/05/12	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture) Series 2007B (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	20,420,000	20,420,000

Paulding Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2012B (LOC: Northern Trust Co)		0.16%		10/05/12	13,750,000	13,750,000

Summerville Development Auth
RB (Image Industries) Series 1997 (LOC: Wells Fargo Bank, NA)	a	0.28%		10/05/12	11,000,000	11,000,000

Webster Cnty IDA
IDRB (Tolleson Lumber) Series 1999 (LOC: Wells Fargo Bank, NA)		0.29%		10/05/12	1,600,000	1,600,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.45%		10/05/12	7,225,000	7,225,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.19%		10/05/12	3,100,000	3,100,000

						256,230,000

Hawaii 0.2%
Honolulu
GO Bonds Series 2005AC&D (LIQ: Citibank, NA)	a	0.20%		10/05/12	8,400,000	8,400,000

Wastewater System RB Sr Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,690,000	5,690,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	14,500,000	14,500,000

						28,590,000

Idaho 0.2%
Lemhi Cnty Industrial Development Corp
Recovery Zone Facility RB (Formation Capital Corp) Series 2010 (LOC: Bank of Montreal)		0.23%		10/05/12	32,000,000	32,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Illinois 3.7%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	9,250,000	9,250,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.20%		10/05/12	4,415,000	4,415,000

Chicago
General Airport (O’Hare) Third Lien RB Series 2005D (LOC: Barclays Bank Plc)		0.20%		10/05/12	19,500,000	19,500,000

GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	8,265,000	8,265,000

GO Project & Refunding Bonds Series 2005B (LIQ: Bank of America, NA)	a	0.21%		10/05/12	14,975,000	14,975,000

GO Project & Refunding Bonds Series 2005B (LIQ: US Bank, NA)	a	0.18%		10/05/12	2,090,000	2,090,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.21%		10/05/12	7,990,000	7,990,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.30%		10/05/12	1,860,000	1,860,000

GO Refunding Bonds Series 2008A (LIQ: Citibank, NA)	a	0.20%		10/05/12	21,780,000	21,780,000

GO Refunding Bonds Series 2008C (LIQ: Citibank, NA)	a	0.21%		10/05/12	5,785,000	5,785,000

M/F RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.21%		10/05/12	5,077,000	5,077,000

Second Lien RB (Midway Airport) Series 2004C2 (LOC: Wells Fargo Bank, NA)		0.21%		10/05/12	2,400,000	2,400,000

Wastewater Transmission Refunding Second Lien RB Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	22,430,000	22,430,000

Chicago Transit Auth
Sales Tax Receipts RB Series 2011 (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	8,980,000	8,980,000

Cook Cnty
RB (Catholic Theological Union) Series 2005 (LOC: BMO Harris Bank NA)		0.20%		10/05/12	2,480,000	2,480,000

East Dundee
IDRB (Otto Engineering) Series 1998 (LOC: Bank of America, NA)		0.45%		10/05/12	885,000	885,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.19%		10/05/12	7,690,000	7,690,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.18%		10/05/12	6,155,000	6,155,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.20%		10/05/12	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.22%		10/05/12	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.22%		10/05/12	32,000,000	32,000,000

RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.21%		10/05/12	3,500,000	3,500,000

RB (Catholic Charities Housing) Series 1993A (LOC: Northern Trust Co)		0.18%		10/05/12	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B (LOC: Northern Trust Co)		0.18%		10/05/12	910,000	910,000

RB (Chicago Academy of Sciences) Series 1998 (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	5,480,000	5,480,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.21%		10/05/12	22,310,000	22,310,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.48%		10/05/12	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.18%		10/05/12	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.18%		10/05/12	2,500,000	2,500,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,000,000	6,000,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.18%		10/05/12	3,800,000	3,800,000

RB (Univ of Chicago) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	13,240,000	13,240,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,000,000	3,000,000

Illinois Health Facilities Auth
RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	7,445,000	7,445,000

Illinois Housing Development Auth
Homeowner Mortgage RB Series 2006A2 (LIQ: Barclays Bank Plc)	a	0.22%		10/05/12	16,545,000	16,545,000

M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.35%		10/05/12	5,535,000	5,535,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		10/05/12	9,300,000	9,300,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.18%		10/05/12	28,455,000	28,455,000

GO Bonds Series 2006A (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	6,185,000	6,185,000

Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	22,550,000	22,550,000

Unlimited Tax GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.19%		10/05/12	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.23%		10/05/12	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.18%		10/05/12	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2005A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	11,265,000	11,265,000

Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.22%		10/05/12	33,260,000	33,260,000

Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living) Series 2007 (LOC: Federal Home Loan Bank)		0.32%		10/05/12	4,000,000	4,000,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	16,675,000	16,675,000

						482,017,000

Indiana 0.9%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.48%		10/05/12	1,000,000	1,000,000

Indiana Finance Auth
Environmental Facilities RB (Indianapolis Power & Light) Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	7,500,000	7,500,000

IDRB (Big Sky Park) Series 1999 (LOC: Bank of America, NA)		0.75%		10/05/12	2,700,000	2,700,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.18%		10/05/12	10,000,000	10,000,000

Refunding RB (Duke Energy Indiana) Series 2009A3 (LOC: Mizuho Corporate Bank Ltd)		0.18%		10/05/12	5,425,000	5,425,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.18%		10/05/12	15,400,000	15,400,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.29%		10/05/12	3,720,000	3,720,000

Indiana Municipal Power Agency
Power Supply System RB Series 2006A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.20%		10/05/12	9,675,000	9,675,000

Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.22%		10/05/12	11,895,000	11,895,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.31%		10/05/12	24,200,000	24,200,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	8,500,000	8,500,000

Pollution Control Refunding RB (American Electric Power) Series 1995B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.87%		10/05/12	2,130,000	2,130,000

						110,645,000

Iowa 1.2%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.20%		10/05/12	11,370,000	11,370,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.20%		10/05/12	17,000,000	17,000,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.23%		10/05/12	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.23%		10/05/12	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.20%		10/05/12	32,500,000	32,500,000

Refunding RB (Trinity Health) Series 2000D		0.16%		10/05/12	38,400,000	38,400,000

						154,270,000

Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.20%		10/05/12	9,285,000	9,285,000

Wyandotte Cnty/Kansas City Unified Government
Utility System Refunding RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	20,730,000	20,730,000

						30,015,000

Kentucky 0.8%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky) Series 2010 (LOC: Sumitomo Mitsui Banking Corp)		0.16%		10/05/12	5,220,000	5,220,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000 (LOC: Bank of America, NA)		0.22%		10/05/12	15,790,000	15,790,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.19%		10/05/12	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.28%		04/26/13	10,680,000	10,680,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.28%		04/26/13	14,720,000	14,720,000

Kentucky Housing Corp
Conduit M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.23%		10/05/12	3,800,000	3,800,000

Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.20%		10/05/12	5,765,000	5,765,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.20%		10/05/12	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.20%		10/05/12	4,750,000	4,750,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2001A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	4,870,000	4,870,000

Sewer & Drainage System RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.19%		10/05/12	18,050,000	18,050,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.45%		10/05/12	800,000	800,000

						102,755,000

Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.30%		10/05/12	15,000,000	15,000,000

East Baton Rouge Parish IDB
Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004 (LOC: US Bank, NA)		0.19%		10/05/12	7,100,000	7,100,000

Louisiana
GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.18%		10/05/12	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.23%		10/05/12	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.23%		10/05/12	6,400,000	6,400,000

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000 (LOC: Fannie Mae)		0.20%		10/05/12	29,000,000	29,000,000

St. James Parish
RB (Nucor Steel) Series 2010B1		0.19%		10/05/12	18,000,000	18,000,000

RB (NuStar Logistics) Series 2011 (LOC: Wells Fargo Bank, NA)		0.18%		10/05/12	20,000,000	20,000,000

						128,195,000

Maryland 0.4%
Maryland Community Development Admin
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.30%		10/05/12	13,205,000	13,205,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.19%		10/05/12	7,200,000	7,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.19%		10/05/12	17,000,000	17,000,000

Residential RB Series 2007D (LIQ: Wells Fargo Bank, NA)	a	0.25%		10/05/12	5,635,000	5,635,000

Maryland Health & Higher Educational Facilities Auth
RB (John Hopkins Univ) Series 2012A (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	4,000,000	4,000,000

RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

						52,040,000

Massachusetts 1.4%
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.27%		04/26/13	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.22%		10/05/12	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.27%		10/05/12	1,665,000	1,665,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.20%		10/05/12	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.18%		10/05/12	12,020,000	12,020,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.22%		10/05/12	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,000,000	3,000,000

RB (UMass) Series 2005D (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	165,000	165,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.18%		10/05/12	13,945,000	13,945,000

Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.28%		10/05/12	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.22%		10/05/12	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.28%		10/05/12	5,700,000	5,700,000

S/F Housing RB Series 122 (LIQ: JP Morgan Chase & Co)	a	0.27%		10/05/12	20,415,000	20,415,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.18%		10/05/12	8,370,000	8,370,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,400,000	3,400,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.18%		10/05/12	2,330,000	2,330,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,680,000	2,680,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	2,325,000	2,325,783

General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.16%		10/05/12	2,515,000	2,515,000

General Refunding RB Series 2008C1 (LIQ: Bank of America, NA)		0.23%		10/05/12	11,300,000	11,300,000

General Refunding RB Series 2010B (LIQ: Citibank, NA)	a	0.18%		10/05/12	5,980,000	5,980,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Bank of America, NA)		0.22%		10/05/12	14,405,000	14,405,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB Sr Series 2011-2	b	0.27%		04/26/13	6,450,000	6,450,000

						179,775,783

Michigan 3.1%
Hennepin Cnty HRA
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.21%		10/05/12	9,250,000	9,250,000

Jackson Cnty Economic Development Corp
Refunding RB (Vista Grande Villa) Series 2001A (LOC: Bank of America, NA)		0.27%		10/01/12	14,365,000	14,365,000

Kent Hospital Finance Auth
Refunding & RB (Metropolitan Hospital) Series 2012 (LOC: Bank of America, NA)		0.21%		10/05/12	28,275,000	28,275,000

Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2011MI (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	2,400,000	2,400,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.19%		10/05/12	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.22%		10/05/12	38,950,000	38,950,000

Rental Housing RB Series 2002B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		10/05/12	11,775,000	11,775,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	33,335,000	33,335,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.32%		10/05/12	2,808,000	2,808,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.35%		10/05/12	4,675,000	4,675,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.20%		10/05/12	13,810,000	13,810,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.20%		10/05/12	60,985,000	60,985,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.20%		10/05/12	25,000,000	25,000,000

S/F Mortgage RB Series 2007F (LIQ: Bank of Nova Scotia)		0.20%		10/05/12	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.45%		10/01/12	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.19%		10/05/12	4,700,000	4,700,000

RB (Ascension Health) Series 2010	b	0.27%		04/26/13	15,865,000	15,865,000

Michigan State Strategic Fund
Limited Obligation RB (Evangelical Homes of Michigan) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	7,625,000	7,625,000

Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.26%		10/05/12	1,560,000	1,560,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.21%		10/05/12	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.19%		10/05/12	12,625,000	12,625,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.19%		10/05/12	4,210,000	4,210,000

						400,313,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Minnesota 1.1%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.19%		10/05/12	19,350,000	19,350,000

Hennepin Cnty HRA
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.22%		10/05/12	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.39%		10/05/12	2,300,000	2,300,000

Minneapolis
M/F Housing RB (Gateway Real Estate) Series 2002 (LOC: Wells Fargo Bank, NA)		0.24%		10/05/12	4,155,000	4,155,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.24%		10/05/12	10,300,000	10,300,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.18%		10/05/12	12,000,000	12,000,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.18%		10/05/12	27,635,000	27,635,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.24%		10/05/12	4,270,000	4,270,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.18%		10/05/12	9,955,000	9,955,000

Minnesota Office of Higher Education
Supplemental Student Loan Program RB Series 2012B (LOC: Royal Bank of Canada)		0.20%		10/05/12	45,000,000	45,000,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.23%		10/05/12	2,845,000	2,845,000

						140,610,000

Mississippi 0.6%
Mississippi
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	9,210,000	9,210,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.45%		10/05/12	3,700,000	3,700,000

IDRB (Electric Mills Wood Preserving) Series 1999 (LOC: US Bank, NA)		0.23%		10/05/12	5,000,000	5,000,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.20%		10/05/12	40,000,000	40,000,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.23%		10/05/12	5,000,000	5,000,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	2,961,000	2,961,000

Univ of Southern Mississippi Educational Building Corp
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	9,610,000	9,610,000

						75,481,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Missouri 0.9%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.22%		10/05/12	8,100,000	8,100,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.52%		10/05/12	10,305,000	10,305,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.21%		10/05/12	18,400,000	18,400,000

Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	4,555,000	4,555,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A (LOC: Wells Fargo Bank, NA)		0.21%		10/05/12	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B (LOC: Wells Fargo Bank, NA)		0.21%		10/05/12	4,500,000	4,500,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		1.25%		10/05/12	1,000,000	1,000,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.20%		10/05/12	4,000,000	4,000,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.20%		10/05/12	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.20%		10/05/12	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.20%		10/05/12	20,475,000	20,475,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.21%		10/05/12	6,455,000	6,455,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.50%		10/05/12	900,000	900,000

						111,225,000

Nebraska 0.8%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.28%		10/05/12	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.21%		10/05/12	8,950,000	8,950,000

Nebraska Public Power District
General RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	15,705,000	15,705,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	22,135,000	22,135,000

Electric System RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.21%		10/05/12	10,008,000	10,008,000

Stanton Cnty
IDRB (Nucor Corp) Series 1996		0.20%		10/05/12	19,300,000	19,300,000

IDRB (Nucor Corp) Series 1998		0.20%		10/05/12	5,700,000	5,700,000

Washington Cnty
IDRB (Cargill) Series 2010		0.23%		10/05/12	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.23%		10/05/12	10,000,000	10,000,000

						104,063,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nevada 1.2%
Clark Cnty
Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.20%		10/05/12	29,000,000	29,000,000

Limited Tax GO Bond Bank Bonds Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	17,300,000	17,300,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.21%		10/05/12	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B (LIQ: US Bank, NA)	a	0.18%		10/05/12	24,580,000	24,580,000

Nevada Dept of Business & Industry
RB (LVE Energy Partners) Series 2007 (LOC: Sumitomo Mitsui Banking Corp)		0.19%		10/05/12	9,555,000	9,555,000

Nevada Housing Division
M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.22%		10/05/12	3,960,000	3,960,000

M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: Fannie Mae)		0.19%		10/05/12	10,800,000	10,800,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.19%		10/05/12	13,770,000	13,770,000

M/F Housing Refunding RB (Oakmont) Series 2002 (LOC: Fannie Mae)		0.22%		10/05/12	4,250,000	4,250,000

Multi-Unit Housing RB (Southwest Village Apts) Series 2005 (LOC: Fannie Mae)		0.19%		10/05/12	17,000,000	17,000,000

Nevada System of Higher Education
Univ RB Series 2005B (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	10,530,000	10,530,000

						155,375,000

New Hampshire 0.2%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	11,345,000	11,345,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.17%		10/05/12	19,385,000	19,385,000

						30,730,000

New Jersey 0.9%
New Jersey
TRAN Series Fiscal 2013B		0.48%		06/27/13	25,000,000	25,000,000

New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.22%		10/05/12	5,490,000	5,490,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.34%		10/05/12	3,275,000	3,275,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.34%		10/05/12	3,210,000	3,210,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.18%		10/05/12	10,000,000	10,000,000

New Jersey Educational Facilities Auth
Refunding & RB (Princeton Univ) Series 2005A & 2007E (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	1,025,000	1,025,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.18%		10/05/12	16,400,000	16,400,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.17%		10/05/12	1,025,000	1,025,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.16%		10/05/12	37,580,000	37,580,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.22%		10/05/12	1,065,000	1,065,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	6,100,000	6,100,000

						115,635,000

New Mexico 0.3%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.28%		10/05/12	7,500,000	7,500,000

New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,710,000	5,710,000

Education Loan Bonds Sr Series 2003A1 (LOC: Royal Bank of Canada)		0.19%		10/05/12	8,450,000	8,450,000

Education Loan Bonds Sr Series 2003A2 (LOC: Royal Bank of Canada)		0.19%		10/05/12	6,550,000	6,550,000

New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2012A (LIQ: Citibank, NA)	a	0.19%		10/05/12	6,665,000	6,665,000

						34,875,000

New York 4.0%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A (LOC: Federal Home Loan Bank)		0.20%		10/05/12	5,740,000	5,740,000

New Rochelle IDA
IDRB (West End Phase I Facility) Series 2006 (LOC: Citibank, NA)		0.38%		10/05/12	4,145,000	4,145,000

New York City
GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.18%		10/05/12	5,000,000	5,000,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Citibank, NA)	a	0.18%		10/05/12	8,430,000	8,430,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.18%		10/05/12	1,000,000	1,000,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.22%		10/05/12	23,370,000	23,370,000

New York City Housing Development Corp
M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.20%		10/05/12	3,835,000	3,835,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A (LOC: Bank of America, NA)		0.20%		10/05/12	10,000,000	10,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.29%		10/05/12	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.29%		10/05/12	5,935,000	5,935,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	10,000,000	10,000,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,295,000	7,295,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.19%		10/05/12	7,360,000	7,360,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

Recovery Bonds Fiscal 2003 Series 2C (LIQ: Lloyds TSB Bank Plc)		0.19%		10/05/12	6,675,000	6,675,000

New York State Dormitory Auth
RB (Mount St. Mary College) Series 2005 (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	17,000,000	17,000,000

State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.18%		10/05/12	10,500,000	10,500,000

New York State Energy Research & Development Auth
Facilities RB Series 2004C3 (LOC: Mizuho Corporate Bank Ltd)		0.19%		10/05/12	27,000,000	27,000,000

New York State HFA
Housing RB (1500 Lexington Ave) Series 2002A (LOC: Fannie Mae)		0.19%		10/05/12	33,600,000	33,600,000

Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.19%		10/05/12	8,300,000	8,300,000

Housing RB (600 W 42nd St) Series 2007A (LOC: Fannie Mae)		0.19%		10/05/12	32,000,000	32,000,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.18%		10/05/12	2,000,000	2,000,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.19%		10/05/12	13,330,000	13,330,000

Housing RB (The Helena) Series 2004A (LOC: Fannie Mae)		0.19%		10/05/12	52,950,000	52,950,000

Housing RB (Worth St) Series 2001A (LOC: Fannie Mae)		0.19%		10/05/12	47,600,000	47,600,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: Barclays Bank Plc)		0.20%		10/05/12	17,000,000	17,000,000

Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.25%		10/01/12	3,600,000	3,600,000

Homeowner Mortgage RB Series 145&148 (LIQ: JPMorgan Chase Bank, NA)	a	0.27%		10/05/12	2,520,000	2,520,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.20%		10/05/12	15,000,000	15,000,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	4,740,000	4,740,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.26%		10/05/12	7,320,000	7,320,000

Consolidated Bonds 137th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.26%		10/05/12	6,195,000	6,195,000

Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	11,805,000	11,805,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	7,870,000	7,870,000

Consolidated Bonds 146th Series (LIQ: Bank of America, NA)	a	0.28%		10/05/12	3,790,000	3,790,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.23%		10/05/12	36,820,000	36,820,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	5,800,000	5,800,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	28,540,000	28,540,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	6,440,000	6,440,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	4,625,000	4,625,000

						514,380,000

North Carolina 0.7%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	3,605,000	3,605,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor) Series 2000A		0.39%		10/05/12	26,500,000	26,500,000

Lower Cape Fear Water & Sewer Auth
Special Facility RB (Bladen Bluffs) Series 2010 (LOC: Rabobank Nederland)		0.17%		10/05/12	4,110,000	4,110,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.28%		04/26/13	18,980,000	18,980,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.19%		10/05/12	4,835,000	4,835,000

North Carolina Medical Care Commission
Health Care Facilities RB (Duke Univ Health System) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	10,810,000	10,810,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.30%		04/26/13	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.19%		10/05/12	3,495,000	3,495,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.34%		10/05/12	6,525,000	6,525,000

						85,860,000

North Dakota 0.6%
North Dakota HFA
Home Mortgage Finance Program Series 2003B (LIQ: Federal Home Loan Bank)		0.19%		10/05/12	7,000,000	7,000,000

Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)		0.17%		10/05/12	19,940,000	19,940,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.19%		10/05/12	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.17%		10/05/12	36,715,000	36,715,000

						75,655,000

Ohio 0.5%
Cleveland
Airport System RB Series 2000C (GTY/LIQ: US Bank, NA)	a	0.19%		10/05/12	31,005,000	31,005,000

Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A (LOC: PNC Bank NA)		0.19%		10/05/12	20,560,000	20,560,000

Development Refunding RB (Judson) Series 2005B (LOC: PNC Bank NA)		0.19%		10/05/12	7,550,000	7,550,000

Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,000,000	7,000,000

						66,115,000

Oklahoma 0.0%
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996 (LOC: Bank of Nova Scotia)		0.22%		10/05/12	3,100,000	3,100,000

Oregon 1.0%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004 (LIQ: Bank of America, NA)	a	0.25%		10/05/12	5,895,000	5,895,000

Oregon Health & Science Univ
RB Series 2012B2 (LOC: Union Bank, NA)		0.17%		10/05/12	6,000,000	6,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A (LOC: Union Bank, NA)		0.19%		10/05/12	2,940,000	2,940,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.19%		10/05/12	2,000,000	2,000,000

S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.19%		10/05/12	14,485,000	14,485,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.24%		10/05/12	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.24%		10/05/12	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.24%		10/05/12	15,000,000	15,000,000

Port of Portland
Airport Refunding RB Series 18A (LOC: US Bank, NA)		0.21%		10/05/12	29,100,000	29,100,000

						135,420,000

Pennsylvania 2.0%
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	8,810,000	8,810,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.21%		10/05/12	5,390,000	5,390,000

Crawford Cnty IDA
RB (Greenleaf Corp) Series 2007 (LOC: PNC Bank NA)		0.26%		10/05/12	5,870,000	5,870,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.23%		10/05/12	9,635,000	9,635,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	6,995,000	6,995,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.19%		10/05/12	7,000,000	7,000,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.18%		10/05/12	1,370,000	1,370,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.49%		10/05/12	520,000	520,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B (LIQ: JPMorgan Chase Bank, NA)	a	0.27%		10/05/12	1,005,000	1,005,000

S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.19%		10/05/12	10,710,000	10,710,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.19%		10/05/12	51,750,000	51,750,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.18%		10/05/12	14,990,000	14,990,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.18%		10/05/12	10,195,000	10,195,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.18%		10/05/12	6,600,000	6,600,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		10/05/12	19,695,000	19,695,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.29%		10/05/12	7,593,551	7,593,551

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.18%		10/05/12	8,790,000	8,790,000

S/F Mortgage RB Series 2006-95A (LIQ: Citibank, NA)	a	0.24%		10/05/12	2,345,000	2,345,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.24%		10/05/12	9,605,000	9,605,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	3,780,000	3,780,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	7,975,000	7,975,000

Philadelphia
Airport Refunding RB Series 2005C1 (LOC: TD Bank NA)		0.19%		10/05/12	3,835,000	3,835,000

Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.19%		10/05/12	17,280,000	17,280,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.23%		10/05/12	2,260,000	2,260,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	4,520,000	4,520,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.19%		10/05/12	27,900,000	27,900,000

						256,418,551

Rhode Island 0.3%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.35%		10/05/12	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.24%		10/05/12	8,560,000	8,560,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.29%		10/05/12	7,350,000	7,350,000

Homeownership Opportunity Bonds Series 58A (LIQ: Barclays Bank Plc)	a	0.21%		10/05/12	9,630,000	9,630,000

Homeownership Opportunity Bonds Series 58A (LIQ: Morgan Stanley Bank NA)	a	0.29%		10/05/12	7,895,000	7,895,000

						38,355,000

South Carolina 0.9%
Berkeley Cnty
IDRB (Nucor Corp) Series 1997		0.20%		10/05/12	12,500,000	12,500,000

Greenville
IDRB (Stevens Aviation Technical Services) Series 1997 (LOC: Wells Fargo Bank, NA)		0.39%		10/05/12	8,300,000	8,300,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.21%		10/05/12	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
Industrial RB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.23%		10/05/12	6,935,000	6,935,000

Industrial RB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.23%		10/05/12	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.23%		10/05/12	25,000,000	25,000,000

South Carolina Public Service Auth
Revenue Obligations Series 2004A (LIQ: Citibank, NA)	a	0.19%		10/05/12	23,760,000	23,760,000

South Carolina Transportation Infrastucture Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	25,050,000	25,050,000

						113,880,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Dakota 0.9%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2003B&H, 2004B&2005B (LIQ: State Street Bank & Trust Company, NA)	a	0.30%		10/05/12	590,000	590,000

Homeownership Mortgage Bonds Series 2003I (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.23%		10/05/12	28,000,000	28,000,000

Homeownership Mortgage Bonds Series 2004C (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.23%		10/05/12	20,000,000	20,000,000

Homeownership Mortgage Bonds Series 2004G (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.26%		10/05/12	9,000,000	9,000,000

Homeownership Mortgage Bonds Series 2005C (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.23%		10/05/12	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2005K (LIQ: Barclays Bank Plc)	a	0.24%		10/05/12	2,285,000	2,285,000

Homeownership Mortgage Bonds Series 2005K (LIQ: Citibank, NA)	a	0.24%		10/05/12	2,715,000	2,715,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.19%		10/05/12	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.21%		10/05/12	6,500,000	6,500,000

						115,090,000

Tennessee 1.3%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B (LOC: Branch Banking & Trust Co)		0.19%		10/05/12	6,275,000	6,275,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	11,300,000	11,300,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.28%		10/05/12	7,895,000	7,895,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.28%		10/05/12	6,620,000	6,620,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.28%		10/05/12	1,000,000	1,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.20%		10/05/12	2,200,000	2,200,000

Knoxville
Wastewater System RB Series 2005A (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	16,270,000	16,270,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2001A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	11,075,000	11,075,000

Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor) Series 2007		0.20%		10/05/12	28,000,000	28,000,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.20%		10/05/12	7,860,000	7,860,000

M/F Housing RB (Jackson Grove Apts) Series 2006A (LOC: BMO Harris Bank NA)		0.21%		10/05/12	10,000,000	10,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.19%		10/05/12	11,320,000	11,320,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.28%		10/05/12	1,250,000	1,250,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.28%		10/05/12	27,800,000	27,800,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.27%		10/05/12	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing RB (Courtyard Apts I) Series 1997A (LOC: PNC Bank NA)		0.28%		10/05/12	4,000,000	4,000,000

RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.33%		10/05/12	7,495,000	7,495,000

						171,500,000

Texas 6.4%
Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	17,064,000	17,064,000

Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics Corp) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.21%		10/05/12	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.21%		10/05/12	33,800,000	33,800,000

Capital Industrial Development Corp
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.25%		10/05/12	4,715,000	4,715,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: Bank of America, NA)	a	0.25%		10/05/12	5,000,000	5,000,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	14,610,000	14,610,000

Dallam Cnty Industrial Development Corp
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.17%		10/05/12	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.17%		10/05/12	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.21%		10/05/12	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	13,395,000	13,395,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994 (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	280,000	280,000

Hale Cnty Industrial Development Corp
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.27%		10/05/12	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.27%		10/05/12	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.21%		10/05/12	4,000,000	4,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2008D3 (LOC: Northern Trust Co)		0.18%		10/05/12	5,000,000	5,000,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.28%		10/05/12	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.21%		10/05/12	7,820,000	7,820,000

Houston
Combined Utility System First Lien Refunding RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.18%		10/05/12	9,900,000	9,900,000

Combined Utility System First Lien Refunding RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.20%		10/05/12	13,895,000	13,895,000

Combined Utility System First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	4,130,000	4,130,000

Combined Utility System First Lien Refunding RB Series 2009A (LIQ: Citibank, NA)	a	0.18%		10/05/12	4,500,000	4,500,000

Refunding Bonds Series 2005E & 2006D (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	5,140,000	5,140,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.21%		10/05/12	9,900,000	9,900,000

Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,995,000	4,995,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		10/05/12	12,610,000	12,610,000

Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003		0.20%		10/05/12	6,200,000	6,200,000

Leander Independent School District, Texas
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.19%		10/05/12	4,950,000	4,950,000

Lower Colorado River Auth
Refunding RB Series 1999A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	4,340,000	4,340,000

Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	5,570,000	5,570,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (CP&L) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	9,045,000	9,045,000

Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.18%		10/05/12	5,445,000	5,445,000

North Texas Tollway Auth
Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.19%		10/05/12	12,715,000	12,715,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	18,790,000	18,790,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Parmer Cnty Industrial Development Corp
RB (Visser Family Trust) Series 2008 (LOC: Wells Fargo Bank, NA)		0.30%		10/05/12	1,600,000	1,600,000

Plano ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	12,840,000	12,840,000

Port Arthur Navigation District Industrial Development Corp
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.20%		10/05/12	30,000,000	30,000,000

Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007 (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	13,665,000	13,665,000

Round Rock ISD
Unlimited Tax Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	11,055,000	11,055,000

San Antonio
Electric & Gas System Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	5,235,000	5,235,000

Electric & Gas Systems RB New Series 2005 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	7,985,000	7,985,000

Electric & Gas Systems RB New Series 2006A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	23,000,000	23,000,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	9,020,000	9,020,000

Electric & Gas Systems Refunding RB New Series 2012 (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	8,330,000	8,330,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.18%		10/05/12	18,555,000	18,555,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.20%		10/05/12	13,575,000	13,575,000

Spring Branch ISD
Limited Tax Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	b	0.31%		04/26/13	10,000,000	10,000,000

Hospital RB (Baylor Health Care) Series 2011C (LOC: Northern Trust Co)		0.18%		10/05/12	3,500,000	3,500,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	303,000	303,000

Tarrrant Regional Water District
Water Transmission Facilities Contract RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	12,400,000	12,400,000

Texas
GO Bonds Series 2002A2		0.22%		10/05/12	14,350,000	14,350,000

GO Bonds Series 2006D (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		10/05/12	9,965,000	9,965,000

GO Bonds Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	21,045,000	21,045,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	10,000,000	10,000,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.25%		10/05/12	17,635,000	17,635,000

GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	9,925,000	9,925,000

GO Refunding Bonds Series 2006 (LIQ: State Street Bank & Trust Company, NA)		0.20%		10/05/12	48,725,000	48,725,000

Texas Dept of Housing & Community Affairs
Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.23%		10/05/12	13,435,000	13,435,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.21%		10/05/12	11,300,000	11,300,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.20%		10/05/12	5,960,000	5,960,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.20%		10/05/12	12,500,000	12,500,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.22%		10/05/12	9,375,000	9,375,000

S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.23%		10/05/12	10,000,000	10,000,000

Texas State Univ System
Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.18%		10/05/12	19,070,000	19,070,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.19%		10/05/12	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.17%		10/05/12	7,170,000	7,170,000

GO Mobility Fund Bonds Series 2007 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	8,721,000	8,721,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.18%		10/05/12	5,700,000	5,700,000

Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.23%		10/05/12	5,800,000	5,800,000

Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999 (LOC: Wells Fargo Bank, NA)		0.23%		10/05/12	1,370,000	1,370,000

Waco Educational Finance Auth
RB (Baylor Univ) Series 2012 (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	21,150,000	21,150,000

						831,168,000

Utah 0.4%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.22%		10/05/12	12,100,000	12,100,000

Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	9,000,000	9,000,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.22%		10/05/12	14,225,000	14,225,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.24%		10/05/12	9,000,000	9,000,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.20%		10/05/12	9,708,000	9,708,000

						54,033,000

Vermont 0.2%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A (LOC: CoBank, ACB)		0.23%		10/05/12	17,000,000	17,000,000

IDRB (Agri-Mark) Series 1999B (LOC: CoBank, ACB)		0.23%		10/05/12	1,000,000	1,000,000

Vermont Student Assistance Corp.
Education Loan RB Sr Series 2008C2 (LOC: State Street Bank & Trust Company, NA)		0.18%		10/05/12	10,285,000	10,285,000

						28,285,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Virginia 0.7%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	3,460,000	3,460,000

Health Care RB (Inova Health) Series 2012C	b	0.26%		04/26/13	20,000,000	20,000,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.19%		10/05/12	3,005,000	3,005,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	3,700,000	3,700,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.30%		04/26/13	10,905,000	10,905,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.26%		04/26/13	16,000,000	16,000,000

Smyth Cnty IDA
Hospital RB (Mountain States Health Alliance) Series 2011C (LOC: US Bank, NA)		0.15%		10/05/12	12,990,000	12,990,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C1 (LIQ: Citibank, NA)	a	0.24%		10/05/12	5,100,000	5,100,000

Virginia Port Auth
Port Facilities RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.22%		10/05/12	6,285,000	6,285,000

Virginia Transportation Board
Transportation Capital Projects RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	4,030,000	4,030,000

						85,475,000

Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,855,000	7,855,000

Douglas Cnty Development Corp
RB (Executive Flight) Series 1998 (LOC: Bank of America, NA)		0.50%		10/05/12	4,600,000	4,600,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.18%		10/05/12	31,250,000	31,250,000

Sewer Refunding RB Series 2010 (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	17,035,000	17,035,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,950,000	6,950,000

King Cnty Housing Auth
Housing RB (Landmark Apts) Series 2002 (LOC: Bank of America, NA)		0.19%		10/05/12	16,700,000	16,700,000

Olympia
Solid Waste RB (LeMay Enterprises) Series 1999 (LOC: Bank of America, NA)		0.22%		10/05/12	2,120,000	2,120,000

Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade) Series 1996 (LOC: US Bank, NA)		0.23%		10/05/12	3,945,000	3,945,000

Port of Seattle
RB Series 2003B (LIQ: Royal Bank of Canada)	a	0.21%		10/05/12	5,000,000	5,000,000

RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.25%		10/05/12	5,750,000	5,750,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.18%		10/05/12	8,090,000	8,090,000

Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996 (LOC: Bank of America, NA)		0.29%		10/05/12	2,810,000	2,810,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Washington
General Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,455,000	7,455,000

Washington
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.18%		10/05/12	5,445,000	5,445,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.19%		10/05/12	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,000,000	4,000,000

GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	11,535,000	11,535,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	6,685,000	6,685,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C (LIQ: Citibank, NA)	a	0.19%		10/05/12	6,370,000	6,370,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.23%		10/05/12	5,155,000	5,155,000

Solid Waste Disposal RB (Specialty Chemical Products) Series 2007 (LOC: Bank of America, NA)		0.22%		10/05/12	20,800,000	20,800,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.22%		10/05/12	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.22%		10/05/12	7,235,000	7,235,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,505,000	7,505,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	10,180,000	10,180,000

RB (Providence Health & Services) Series 2012A (LIQ: Citibank, NA)	a	0.19%		10/05/12	4,270,000	4,270,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.18%		10/05/12	20,000,000	20,000,000

RB (Seattle Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	13,870,000	13,870,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.22%		10/05/12	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.22%		10/05/12	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.21%		10/05/12	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.20%		10/05/12	7,000,000	7,000,000

M/F Housing RB (Interurban Sr Living Apts) Series 2012 (LOC: US Bank, NA)		0.19%		10/05/12	7,350,000	7,350,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.22%		10/05/12	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.22%		10/05/12	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.23%		10/05/12	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.21%		10/05/12	12,750,000	12,750,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.22%		10/05/12	19,940,000	19,940,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.22%		10/05/12	6,750,000	6,750,000

M/F Mortgage RB (Canyon Lakes) Series 1993 (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	3,445,000	3,445,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.22%		10/05/12	6,700,000	6,700,000

M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.25%		10/05/12	1,000,000	1,000,000

M/F RB (Cedar Ridge Retirement) Series 2005A (LOC: Federal Home Loan Bank)		0.22%		10/05/12	4,030,000	4,030,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.23%		10/05/12	1,085,000	1,085,000

Yakima Cnty
IDRB (Cowiche Growers) Series 1998 (LOC: Bank of America, NA)		0.50%		10/05/12	400,000	400,000

						415,435,000

West Virginia 0.3%
Cabell Cnty
Univ Facilities RB (Provident Group-Marshall Properties) Series 2010A (LOC: Bank of America, NA)		0.21%		10/05/12	19,995,000	19,995,000

West Virginia Housing Development Fund
HFA Bonds Series 2008B (LIQ: Branch Banking & Trust Co)		0.19%		10/05/12	10,000,000	10,000,000

West Virginia Water Development Auth
Water Development RB Series 2005A (GTY/LIQ: US Bank, NA)	a	0.22%		10/05/12	9,110,000	9,110,000

						39,105,000

Wisconsin 0.8%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.21%		10/05/12	4,430,000	4,430,000

Oostburg
IDRB (Dutchland Plastics) Series 2007 (LOC: Federal Home Loan Bank)		0.19%		10/05/12	3,040,000	3,040,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.20%		10/05/12	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.23%		10/05/12	4,990,000	4,990,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	8,455,000	8,455,000

Transportation RB Series 2007A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		10/05/12	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	6,620,000	6,620,000

RB (Newcastle Place) Series 2007B (LOC: Bank of America, NA)		0.26%		10/05/12	8,525,000	8,525,000

RB (Upland Hills Health) Series 2006C (LOC: US Bank, NA)		0.18%		10/05/12	9,750,000	9,750,000

Refunding RB (Reedsburg Area Medical Center) Series 2010B (LOC: BMO Harris Bank NA)		0.18%		10/05/12	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.24%		10/05/12	1,510,000	1,510,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.29%		10/05/12	6,070,000	6,070,000

Housing RB Series 2008E (LIQ: JPMorgan Chase Bank, NA)		0.29%		10/05/12	2,985,000	2,985,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.18%		10/05/12	12,000,000	12,000,000

						101,445,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wyoming 0.6%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.28%		10/05/12	11,400,000	11,400,000

Wyoming Community Development Auth
Housing RB 2007 Series 1 (LIQ: Bank of America, NA)	a	0.35%		10/05/12	4,955,000	4,955,000

Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.22%		10/05/12	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.22%		10/05/12	7,000,000	7,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.22%		10/05/12	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.22%		10/05/12	6,000,000	6,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.22%		10/05/12	2,000,000	2,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.23%		10/05/12	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.23%		10/05/12	10,000,000	10,000,000

Wyoming Student Loan Corp
Refunding RB Sr Series 2010A1 (LOC: Royal Bank of Canada)		0.17%		10/05/12	310,000	310,000

Refunding RB Sr Series 2010A3 (LOC: Royal Bank of Canada)		0.17%		10/05/12	20,000,000	20,000,000

						82,665,000

Other Investments 12.9%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.34%		10/05/12	14,500,000	14,500,000

BlackRock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.34%		10/05/12	8,500,000	8,500,000

BlackRock Municipal Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.27%		10/05/12	65,600,000	65,600,000

BlackRock MuniHoldings Invesment Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.37%		10/05/12	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.37%		10/05/12	67,000,000	67,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.37%		10/05/12	61,100,000	61,100,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.37%		10/05/12	92,500,000	92,500,000

BlackRock MuniYield Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.34%		10/05/12	79,000,000	79,000,000

BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.34%		10/05/12	20,000,000	20,000,000

BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.34%		10/05/12	16,800,000	16,800,000

Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.36%		10/05/12	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.36%		10/05/12	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.30%		10/05/12	98,000,000	98,000,000

Nuveen Insured Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	150,000,000	150,000,000

Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.29%		10/05/12	29,000,000	29,000,000

Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.30%		10/05/12	119,500,000	119,500,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		10/05/12	36,500,000	36,500,000

Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.27%		10/05/12	177,400,000	177,400,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank AG)	a	0.32%		10/05/12	80,000,000	80,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	30,000,000	30,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	20,000,000	20,000,000

Nuveen New York Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	20,000,000	20,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank AG)	a	0.29%		10/05/12	20,000,000	20,000,000

Nuveen New York Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	31,000,000	31,000,000

Nuveen New York Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		10/05/12	31,000,000	31,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	12,000,000	12,000,000

Nuveen Premier Insured Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	24,000,000	24,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		10/05/12	14,000,000	14,000,000

Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		10/05/12	87,000,000	87,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.27%		10/05/12	100,000,000	100,000,000

Nuveen Select Quality Muncipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		10/05/12	89,500,000	89,500,000

						1,661,900,000

Total Variable-Rate Securities
(Cost $9,479,910,634)						9,479,910,634

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $12,940,249,127.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,328,434,334 or 41.2% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $165,600,000 or 1.3% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47703SEP12

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

31.7%		Fixed-Rate Securities	1,166,627,958	1,166,627,958
68.7%		Variable-Rate Securities	2,529,334,500	2,529,334,500

100.4%		Total Investments	3,695,962,458	3,695,962,458
(0	.4)%	Other Assets and Liabilities, Net		(16,491,259)

100.0%		Net Assets		3,679,471,199

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.7% of net assets

Alabama 0.3%
Huntsville Health Care Auth
CP Notes		0.20%		12/05/12	10,000,000	10,000,000

Arizona 0.6%
Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2009 (LOC: Bank of America, NA)		0.33%		10/02/12	5,000,000	5,000,000

Wastewater System Revenue BAN Series 2009 (LOC: Bank of America, NA)		0.25%		10/22/12	5,000,000	5,000,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	10,775,000	10,775,000

						20,775,000

California 7.2%
California
RAN 2012-2013 Series A2		2.50%		06/20/13	30,200,000	30,650,612

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.23%		04/04/13	30,000,000	30,000,000

RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		11/08/12	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.24%		06/06/13	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004K		0.25%		03/14/13	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2006D		0.22%		03/14/13	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	16,825,000	17,222,339

RB (Kaiser Permanente) Series 2009B2		0.26%		02/05/13	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.25%		11/01/12	34,700,000	34,700,000

RB (Kaiser Permanente) Series 2009B5		0.24%		05/07/13	3,250,000	3,250,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	655,000	655,000

Contra Costa Water District
Water Revenue Notes Series A		1.00%		10/01/12	2,000,000	2,000,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.00%		06/01/13	425,000	438,238

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	825,000	853,560

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	305,000	317,090

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	200,000	208,332

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	1,675,000	1,746,872

Tobacco Settlement Asset-Backed Bonds Series 2003A3 (ESCROW)		7.88%		06/01/13	200,000	210,085

Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	600,000	621,248

Marin Municipal Water District
Water RB Sub Lien Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.18%		04/11/13	10,995,000	10,995,000

Sacramento
TRAN 2012		2.00%		06/28/13	18,295,000	18,535,090

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.25%		10/11/12	29,270,000	29,270,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	6,975,000	6,975,000

						266,048,466

Colorado 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1		5.00%		11/08/12	5,000,000	5,024,541

Park 70 Metropolitan District
GO Bonds Series 2008 (LOC: US Bank, NA)		0.80%		12/01/12	3,965,000	3,965,000

						8,989,541

Connecticut 0.0%
Connecticut HFA
Housing Mortgage Finance Bonds Series 2011B1		0.50%		11/15/12	480,000	480,116

Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2003		5.25%		10/01/12	1,300,000	1,300,000

District of Columbia 0.6%
District of Columbia
Income Tax Secured RB Series 2011F		2.00%		12/01/12	530,000	531,537

Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/12	845,000	851,480

Metropolitan Washington Airports Auth
Airport System RB Series 2009C		5.00%		10/01/12	250,000	250,000

Airport System Revenue CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.20%		11/08/12	3,000,000	3,000,000

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB (Convention Center Hotel) Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/24/13	16,460,000	16,460,000

						21,093,017

Florida 2.6%
Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/12	800,000	804,831

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2008F		3.00%		06/01/13	500,000	509,019

Public Education Capital Outlay Bonds Series 2006C		5.00%		06/01/13	585,000	603,302

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A		5.85%		11/16/12	4,500,000	4,531,597

JEA
Electric System RB SeriesThree 2008C3 (LIQ: Royal Bank of Canada)		0.18%		12/04/12	25,000,000	25,000,000

Electric System Sub RB Series 2009D		5.00%		10/01/12	500,000	500,000

Electric System Sub RB Series 2010B		3.00%		10/01/12	1,025,000	1,025,000

Miami-Dade Cnty School District
TAN Series 2012		2.50%		02/28/13	20,000,000	20,188,630

Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/12	750,000	750,000

Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	10,115,000	10,115,000

Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	14,790,000	14,790,000

Utility System Refunding RB Series 2009C		5.00%		10/01/12	1,000,000	1,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	14,820,000	14,820,000

						94,637,379

Georgia 0.3%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	12,205,000	12,205,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2009C		4.00%		04/01/13	2,035,000	2,072,861

Illinois 0.3%
Chicago
GO Project & Refunding Bonds Series 2005B		5.00%		01/01/13	840,000	849,570

Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	3,735,000	3,735,000

Illinois
Unemployment Insurance Fund Building Receipts RB Series 2012A		2.00%		06/15/13	8,000,000	8,096,484

						12,681,054

Indiana 0.3%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A1		5.00%		05/01/13	1,200,000	1,232,965

Whiting
Environmental Facilities RB (BP Products North America) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	8,750,000	8,750,000

						9,982,965

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kentucky 0.8%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	29,995,000	29,995,000

Louisiana 0.1%
St. John the Baptist Parish
RB (Marathon Oil Corp) Series 2007A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	4,675,000	4,675,000

Massachusetts 0.1%
Haverhill
GO BAN		1.25%		09/01/13	2,300,000	2,317,432

Massachusetts
GO Bonds Series 2001D		5.50%		11/01/12	100,000	100,427

GO Refunding Bonds Series 2011B		4.00%		07/01/13	190,000	195,191

						2,613,050

Michigan 1.2%
Michigan Finance Auth
State Aid Revenue Notes Series 2012B2 (LOC: JPMorgan Chase Bank, NA)		2.00%		08/20/13	24,000,000	24,366,362

Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	8,205,000	8,205,000

Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4		1.35%		04/01/13	175,000	175,911

Sub RB (Ascension Health) Series 2005A4		5.00%		11/01/12	10,340,000	10,379,957

						43,127,230

Mississippi 0.3%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.21%		01/09/13	10,000,000	10,000,000

Nebraska 0.0%
Nebraska Public Power District
General RB Series 2011A		4.00%		01/01/13	400,000	403,534

Nevada 0.2%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	4,795,000	4,795,000

Las Vegas Valley Water District
Limited Tax GO Water CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/01/12	3,000,000	3,000,000

						7,795,000

New Jersey 0.4%
Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2011		2.00%		10/10/12	4,400,000	4,401,647

Cherry Hill Township
General & Sewer Capital BAN Series 2011		1.50%		10/17/12	6,850,000	6,853,249

Fair Lawn Borough
BAN		1.00%		09/20/13	1,800,000	1,811,993

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Stafford Township
BAN 2012		1.50%		05/21/13	2,426,500	2,444,162

						15,511,051

New York 4.7%
Grand Island
BAN 2011		1.25%		10/17/12	7,380,000	7,382,633

Islip UFSD
TAN 2012-13		0.75%		06/21/13	7,500,000	7,525,351

Metropolitan Transportation Auth
Transportation RB Series 2008B1		2.00%		11/15/12	10,000,000	10,018,984

Transportation RB Series 2011D		2.50%		11/15/12	8,430,000	8,451,780

Transportation Refunding RB Series 2012F		2.00%		11/15/12	10,000,000	10,021,562

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.20%		10/05/12	14,065,000	14,065,000

New York City
GO Bonds Fiscal 2007 Series C1		5.00%		01/01/13	100,000	101,147

GO Bonds Fiscal 2007 Series D		5.00%		02/01/13	370,000	375,819

GO Bonds Fiscal 2008 Series C1		5.00%		10/01/12	285,000	285,000

GO Bonds Fiscal 2008 Series C1 (ESCROW)		5.00%		10/01/12	15,000	15,000

GO Bonds Fiscal 2008 Series I1		4.00%		02/01/13	100,000	101,155

New York City Municipal Water Finance Auth
CP Series 1		0.19%		11/09/12	5,000,000	5,000,000

CP Series 6		0.20%		10/04/12	11,000,000	11,000,000

Extendible CP Series 7		0.22%	10/22/12	05/19/13	34,000,000	34,000,000

Extendible CP Series 8		0.24%	11/19/12	05/19/13	16,500,000	16,500,000

New York Liberty Development Corp
Liberty Refunding RB (WTC 3&4) Series 2011A (ESCROW)		0.25%		08/22/13	25,000,000	25,000,000

New York State Urban Development Corp
Service Contract Refunding RB Series 2010B		5.00%		01/01/13	450,000	455,254

State Personal Income Tax RB Series 2011A		5.00%		03/15/13	160,000	163,319

Rockville Centre UFSD
TAN 2012		0.75%		06/21/13	5,000,000	5,015,844

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2009A1		4.00%		11/15/12	500,000	502,175

Victor CSD
BAN 2012		0.75%		09/27/13	5,802,603	5,828,615

William Floyd UFSD
TAN 2012-2013		0.75%		06/27/13	10,000,000	10,032,351

						171,840,989

Ohio 1.0%
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/07/12	12,165,000	12,165,000

Ohio
BAN Series 2012A		0.35%		05/30/13	15,000,000	15,000,000

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure) Series 2006 (LOC: US Bank, NA)		0.65%		02/01/13	8,575,000	8,575,000

						35,740,000

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 0.1%
Univ of Pittsburgh
PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,067,077

South Carolina 0.2%
South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/01/12	868,000	868,000

Refunding Revenue Obligations Series 2002D		5.25%		01/01/13	980,000	992,050

Refunding Revenue Obligations Series 2007B		5.00%		01/01/13	100,000	101,145

Refunding Revenue Obligations Series 2009D		5.00%		01/01/13	1,155,000	1,168,332

Refunding Revenue Obligations Series 2010B		5.00%		01/01/13	1,900,000	1,922,443

Revenue Obligations Series 2009E		3.00%		01/01/13	600,000	604,020

Revenue Obligations Series 2009E		5.00%		01/01/13	2,000,000	2,023,374

						7,679,364

Tennessee 0.3%
Metro Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP Series A (LIQ: US Bank, NA)		0.20%		11/07/12	5,165,000	5,165,000

Water & Sewer Revenue CP Series B (LIQ: JPMorgan Chase Bank, NA)		0.21%		11/07/12	5,000,000	5,000,000

						10,165,000

Texas 9.4%
Aldine ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.25%		02/15/13	645,000	657,008

Austin
Water & Wastewater System Refunding RB Series 2009A (LIQ: Wells Fargo & Co)	a	0.27%		11/29/12	20,115,000	20,115,000

Cleburne ISD
Unlimited Tax Refunding Bonds Series 2012 (GTY: Texas Permanent School Fund)		0.44%		02/15/13	575,000	574,036

Conroe ISD
Unlimited GO Refunding Bonds Series 2006 (GTY: Texas Permanent School Fund)		5.00%		02/15/13	1,000,000	1,017,531

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund)		5.00%		02/15/13	475,000	483,112

Dallas
GO CP Notes Series 2010B (LIQ: US Bank, NA)		0.20%		11/07/12	15,000,000	15,000,000

Waterworks & Sewer System Refunding RB Series 2003		5.38%		10/01/12	595,000	595,000

Dallas ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: Texas Permanent School Fund)		4.00%		02/15/13	275,000	278,680

Dallas-Fort Worth International Airport
Jt RB Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	24,830,000	24,830,000

Dickinson ISD
Unlimited Tax GO Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)		0.47%		08/01/13	7,030,000	7,030,000

Harris Cnty
Unlimited Tax Road Refunding Bonds Series 2011A		2.00%		10/01/12	1,000,000	1,000,000

Harris Cnty Cultural Education Facilities Finance Corp
RB (Methodist Hospital) Series 2008B		5.25%		12/01/12	900,000	907,384

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/12	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.22%		02/05/13	40,000,000	40,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		11/08/12	6,480,000	6,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.24%		04/03/13	7,000,000	7,000,000

Houston
GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.20%		11/02/12	10,000,000	10,000,000

Houston Combined Utility System
CP Series B1 (LOC: JPMorgan Chase Bank, NA)		0.21%		10/11/12	10,000,000	10,000,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund)		5.00%		02/15/13	475,000	483,262

Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		12/27/12	38,700,000	38,700,000

Lower Colorado River Auth
CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.21%		10/03/12	24,855,000	24,855,000

Plano ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund)		5.75%		02/15/13	1,135,000	1,158,165

San Antonio
Electric & Gas Systems CP Series A (LIQ: Bank of America, NA; State Street Bank & Trust Company, NA)		0.23%		10/04/12	5,000,000	5,000,000

Electric & Gas Systems CP Series A (LIQ: Bank of America, NA; State Street Bank & Trust Company, NA)		0.23%		10/17/12	8,300,000	8,300,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/13	250,000	253,837

Electric & Gas Systems Refunding RB New Series 2003		5.25%		02/01/13	720,000	731,698

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/13	1,050,000	1,068,189

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.26%		04/11/13	9,038,000	9,038,000

Water System Refunding RB Series 2011A		3.00%		05/15/13	650,000	660,855

Schertz-Cibolo Universal City ISD
Unlimited Tax GO Bonds Series 2006A (GTY: Texas Permanent School Fund)		4.00%		02/01/13	1,000,000	1,012,472

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	17,555,000	17,555,000

Tatum ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund)		3.00%		02/15/13	2,225,000	2,247,509

Texas
TRAN Series 2012		2.50%		08/30/13	175,000	178,502

Texas Municipal Power Agency
CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.22%		10/02/12	21,000,000	21,000,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.24%		10/02/12	13,000,000	13,000,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.30%		10/09/12	5,000,000	5,000,000

Texas Public Finance Auth
GO CP Series 2008 (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		10/17/12	18,805,000	18,805,000

Revenue CP Notes Series 2003 (LIQ: Barclays Bank Plc)		0.19%		11/27/12	18,000,000	18,000,000

United ISD
Unlimited Tax Refunding Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		08/15/13	250,000	260,148

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wink Loving ISD
Unlimited Tax GO Bonds Seires 2012 (GTY: Texas Permanent School Fund)		2.00%		02/15/13	700,000	704,423

						345,979,811

Washington 0.4%
Washington
GO Bond Series 2005C		0.35%		06/01/13	200,000	199,533

GO Bonds Series 2005D		5.00%		01/01/13	200,000	202,299

GO Bonds Series 2008C		4.25%		01/01/13	270,000	272,599

Motor Vehicle Fuel Tax GO Refunding Bonds Series R2004D		4.50%		01/01/13	100,000	101,022

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	14,995,000	14,995,000

						15,770,453

Total Fixed-Rate Securities
(Cost $1,166,627,958)						1,166,627,958

Variable-Rate Securities 68.7% of net assets

Alabama 5.9%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	6,503,000	6,503,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.19%		10/05/12	11,515,000	11,515,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.19%		10/05/12	39,210,000	39,210,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.21%		10/05/12	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.25%		10/05/12	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.28%		10/05/12	8,965,000	8,965,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Svenska Handelsbanken AB)		0.23%		10/05/12	30,000,000	30,000,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)		0.22%		10/05/12	30,000,000	30,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)		0.17%		10/05/12	25,000,000	25,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011I (LOC: Bank of Nova Scotia)		0.17%		10/05/12	12,000,000	12,000,000

						218,028,000

Alaska 0.1%
Alaska Housing Finance Corp
General Housing Purpose Bonds Series 2005B (LIQ: US Bank, NA)	a	0.18%		10/05/12	4,425,000	4,425,000

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Arizona 0.7%
Arizona School Facilities Board
State School Refunding RB Series 2005 (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	9,900,000	9,900,000

Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	6,695,000	6,695,000

Chandler IDA
RB (Tri-City Baptist Church) Series 2010 (LOC: Comerica Bank)		0.23%		10/05/12	4,800,000	4,800,000

Greater Arizona Development Auth
Infrastructure RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.22%		10/05/12	2,675,000	2,675,000

						24,070,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		10/05/12	8,000,000	8,000,000

California 3.7%
Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	8,870,000	8,870,000

California
GO Bonds Series 2004A1 (LOC: Citibank, NA; California State Teachers Retirement Systems)		0.22%		10/01/12	10,255,000	10,255,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.23%		10/05/12	3,600,000	3,600,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.17%		10/05/12	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.20%		10/05/12	11,915,000	11,915,000

California Statewide Communities Development Auth
RB (Sea Crest School) Series 2008 (LOC: Comerica Bank)		0.29%		10/05/12	4,290,000	4,290,000

Coast Community College District
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.24%		10/05/12	5,515,000	5,515,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.22%		10/05/12	8,950,000	8,950,000

Los Angeles Cnty Sanitation Districts Financing Auth
Capital Projects Sub RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Deutsche Bank AG)	a	0.28%		10/05/12	6,455,000	6,455,000

Los Angeles Community College District
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.21%		10/05/12	8,700,000	8,700,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,925,000	7,925,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a	0.21%		10/05/12	13,005,000	13,005,000

GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.17%		10/05/12	5,000,000	5,000,000

Los Angeles Wastewater System
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.20%		10/05/12	8,185,000	8,185,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	2,000,000	2,000,000

Peralta Community College District
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	14,500,000	14,500,000

San Bernardino Community College District
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.30%		10/05/12	10,345,000	10,345,000

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,025,000	2,025,000

						136,820,000

Colorado 2.2%
Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009 (LOC: US Bank, NA)		0.20%		10/05/12	9,210,000	9,210,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.19%		10/05/12	6,300,000	6,300,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C3 (LIQ: Citibank, NA)	a	0.21%		10/05/12	13,015,000	13,015,000

Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	5,340,000	5,340,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006 (LOC: US Bank, NA)		0.20%		10/05/12	1,250,000	1,250,000

GO Bonds Series 2008 (LOC: US Bank, NA)		0.20%		10/05/12	8,625,000	8,625,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Wells Fargo Bank, NA)		0.22%		10/05/12	9,850,000	9,850,000

Meridian Ranch Metropolitan District
Limited Tax GO Refunding Bonds Series 2009 (LOC: US Bank, NA)		0.20%		10/05/12	3,110,000	3,110,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.20%		10/05/12	900,000	900,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.27%		10/05/12	10,000,000	10,000,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.20%		10/05/12	8,000,000	8,000,000

Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.18%		10/05/12	6,150,000	6,150,000

						81,750,000

Connecticut 0.1%
Connecticut
GO Bonds Series 2005D (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	3,590,000	3,590,000

District of Columbia 1.8%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.25%		10/05/12	3,305,000	3,305,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.21%		10/05/12	18,590,000	18,590,000

Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.21%		10/05/12	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.19%		10/05/12	10,890,000	10,890,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.18%		10/05/12	14,495,000	14,495,000

						64,977,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 4.2%
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ) Series 2006 (LOC: Comerica Bank)		0.22%		10/01/12	8,750,000	8,750,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.20%		10/05/12	6,335,000	6,335,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.18%		10/05/12	9,990,000	9,990,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.20%		10/05/12	3,375,000	3,375,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,380,000	5,380,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School) Series 2002 (LOC: Bank of America, NA)		0.23%		10/05/12	4,945,000	4,945,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	6,220,000	6,220,000

Miami-Dade Cnty
Water & Sewer System RB Series 2010 (LIQ: Citibank, NA)	a	0.21%		10/05/12	13,000,000	13,000,000

Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	4,900,000	4,900,000

Miami-Dade Cnty IDA
RB (United Way) Series 2008 (LOC: Federal Home Loan Bank)		0.19%		10/05/12	10,715,000	10,715,000

RB (Univ of Miami Life Science & Technology Park) Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	20,000,000	20,000,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.29%		04/26/13	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.22%		10/05/12	3,385,000	3,385,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,275,000	2,275,000

Polk Cnty
Utility System RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	14,305,000	14,305,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	4,000,000	4,000,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	21,995,000	21,995,000

Univ of South Florida Research Foundation
RB Series 2004A (LOC: Bank of America, NA)		0.24%		10/05/12	5,000,000	5,000,000

						154,570,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 0.8%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.28%		10/05/12	25,000,000	25,000,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	4,623,000	4,623,000

GO Refunding Bonds Series 2005B (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	1,420,000	1,420,000

						31,043,000

Hawaii 0.4%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	7,795,000	7,795,000

Hawaii State Housing Finance & Development Corp
M/F Housing RB (Ko’oloa ’ula Apts) Series 2012B (LOC: Federal Home Loan Bank)		0.18%		10/05/12	4,900,000	4,900,000

Honolulu
GO Bonds Series 2005AC&D (LIQ: Citibank, NA)	a	0.20%		10/05/12	2,320,000	2,320,000

						15,015,000

Idaho 0.3%
Shoshone Cnty Industrial Develoment Corp
Recovery Zone Facility RB (Essential Metals Corp) Series 2010A (LOC: Bank of Montreal)		0.23%		10/05/12	11,600,000	11,600,000

Illinois 6.5%
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.22%		10/05/12	9,050,000	9,050,000

Bloomington-Normal Airport Auth
GO Bonds (Central Illinois Regional Airport) Series 2012 (LOC: Northern Trust Co)		0.22%		10/05/12	5,000,000	5,000,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.42%		10/05/12	7,425,000	7,425,000

Chicago
General Airport (O’Hare) Third Lien RB Series 2005D (LOC: Barclays Bank Plc)		0.20%		10/05/12	4,500,000	4,500,000

GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a	0.24%		10/05/12	5,060,000	5,060,000

GO Project & Refunding Bonds Series 2005B (LIQ: US Bank, NA)	a	0.18%		10/05/12	7,095,000	7,095,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.21%		10/05/12	15,000,000	15,000,000

GO Project & Refunding Bonds Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		10/05/12	5,000,000	5,000,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.30%		10/05/12	2,100,000	2,100,000

GO Refunding Bonds Series 2008C (LIQ: Citibank, NA)	a	0.21%		10/05/12	4,000,000	4,000,000

Chicago Board of Education
Unlimited Tax GO Refunding Bonds Series 2009A2 (LOC: Northern Trust Co)		0.18%		10/05/12	5,900,000	5,900,000

Cook Cnty
RB (Catholic Theological Union) Series 2005 (LOC: BMO Harris Bank NA)		0.20%		10/05/12	1,490,000	1,490,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	13,795,000	13,795,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hopedale
RB (Hopedale Medical Foundation) Series 2009 (LOC: Federal Home Loan Bank)		0.23%		10/05/12	3,975,000	3,975,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.29%		10/05/12	975,000	975,000

RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.21%		10/05/12	8,750,000	8,750,000

RB (Advocate Health Care) Series 2011B	b	0.30%		04/26/13	11,900,000	11,900,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.19%		10/05/12	18,300,000	18,300,000

RB (Elim Christian Services) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.24%		10/05/12	14,400,000	14,400,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.21%		10/05/12	15,635,000	15,635,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.18%		10/05/12	3,865,000	3,865,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.18%		10/05/12	1,395,000	1,395,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.18%		10/05/12	2,500,000	2,500,000

RB (Lake Forest Country Day School) Series 2005 (LOC: Northern Trust Co)		0.18%		10/05/12	3,000,000	3,000,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.25%		10/05/12	4,700,000	4,700,000

RB (St. Pauls House) Series 1995 (LOC: Bank of America, NA)		0.42%		10/05/12	4,095,000	4,095,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	9,560,000	9,560,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	4,935,000	4,935,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.25%		10/05/12	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.28%		10/05/12	6,665,000	6,665,000

GO Bonds Series 2003A (LIQ: Citibank, NA)	a	0.19%		10/05/12	8,330,000	8,330,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.20%		10/05/12	9,900,000	9,900,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	11,705,000	11,705,000

						238,605,000

Indiana 2.4%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.19%		10/05/12	28,500,000	28,500,000

Health System RB (Sisters of St. Francis) Series 2009A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	10,000,000	10,000,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012C (LOC: Bank of Nova Scotia)		0.17%		10/05/12	10,000,000	10,000,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	8,500,000	8,500,000

Indiana Health Facility Financing Auth
RB (Memorial Hospital) Series 2004A (LOC: PNC Bank NA)		0.20%		10/05/12	15,180,000	15,180,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	9,000,000	9,000,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pollution Control Refunding RB (American Electric Power) Series 1995B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	9,000,000	9,000,000

						90,180,000

Iowa 2.9%
Iowa Finance Auth
Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	24,750,000	24,750,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.20%		10/05/12	16,000,000	16,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.23%		10/05/12	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.20%		10/05/12	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.18%		10/05/12	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.19%		10/05/12	12,800,000	12,800,000

Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003 (LOC: Bank of America, NA)		0.22%		10/05/12	6,405,000	6,405,000

						106,455,000

Kansas 0.1%
Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.18%		10/05/12	5,375,000	5,375,000

Kentucky 0.4%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B3	b	0.28%		04/26/13	14,300,000	14,300,000

Louisiana 0.8%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.30%		10/05/12	15,000,000	15,000,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.21%		10/05/12	6,562,500	6,562,500

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.21%		10/05/12	3,525,000	3,525,000

RB (Main St Holdings of Tammany) Series 2006A (LOC: Federal Home Loan Bank)		0.21%		10/05/12	5,320,000	5,320,000

						30,407,500

Maine 0.3%
Maine Finance Auth
RB (Jackson Laboratory) Series 2002 (LOC: Bank of America, NA)		0.36%		10/05/12	12,100,000	12,100,000

Maryland 1.3%
Maryland Health & Higher Educational Facilities Auth
RB (Ascension Health) Series 2012B (LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	5,000,000	5,000,000

RB (John Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	7,630,000	7,630,000

Maryland Industrial Development Financing Auth
RB (McDonogh School) Series 2005 (LOC: Manufacturers & Traders Trust Co)		0.20%		10/05/12	9,465,000	9,465,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.18%		10/05/12	4,555,000	4,555,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.23%		10/05/12	5,300,000	5,300,000

Refunding RB (Trinity Health) Series 2011MD (LIQ: Citibank, NA)	a	0.19%		10/05/12	6,665,000	6,665,000

Washington Cnty
RB (LSN\TLS) Series 2003E (LOC: PNC Bank NA)		0.19%		10/05/12	9,965,000	9,965,000

						48,580,000

Massachusetts 0.5%
Massachusetts
GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	4,880,000	4,880,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.27%		04/26/13	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Eaglebrook School) Series 2007 (LOC: Bank of America, NA)		0.22%		10/05/12	2,600,000	2,600,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	4,965,000	4,965,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	785,000	785,000

						17,465,000

Michigan 2.6%
Grand Rapids
Sanitary Sewer System RB Series 2004 (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	9,140,000	9,140,000

Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.19%		10/05/12	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.19%		10/05/12	3,900,000	3,900,000

Michigan Housing Development Auth
Rental Housing RB Series 2009A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	5,635,000	5,635,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.19%		10/05/12	2,540,000	2,540,000

RB (Ascension Health) Series 2010	b	0.27%		04/26/13	11,200,000	11,200,000

Refunding RB (Crittenton Hospital Medical Center) Series 2003A (LOC: Comerica Bank)		0.22%		10/01/12	15,385,000	15,385,000

Refunding RB (Trinity Health) Series 2008C (LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	5,000,000	5,000,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		10/05/12	9,500,000	9,500,000

Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	11,250,000	11,250,000

Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital) Series 2001 (LOC: Comerica Bank)		0.22%		10/05/12	9,500,000	9,500,000

						96,385,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Minnesota 0.2%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.19%		10/05/12	3,525,000	3,525,000

Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.19%		10/05/12	4,390,000	4,390,000

						7,915,000

Mississippi 0.8%
Mississippi Business Finance Corp
RB (200 Renaissance) Series 2008 (LOC: Federal Home Loan Bank)		0.19%		10/05/12	11,760,000	11,760,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.20%		10/05/12	18,000,000	18,000,000

						29,760,000

Missouri 1.0%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)		0.20%		10/05/12	29,560,000	29,560,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.21%		10/05/12	6,815,000	6,815,000

						36,375,000

Nebraska 1.4%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.19%		10/05/12	21,000,000	21,000,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.30%		10/05/12	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.23%		10/05/12	5,000,000	5,000,000

						51,000,000

Nevada 0.8%
Clark Cnty
Economic Development Refunding RB (Bishiop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.25%		10/05/12	8,500,000	8,500,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.21%		10/05/12	10,000,000	10,000,000

Las Vegas Valley Water District
Limited Tax GO Water Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	1,000,000	1,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	11,795,000	11,795,000

						31,295,000

New Hampshire 0.3%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.26%		10/05/12	9,750,000	9,750,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey 0.8%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	100,000	100,000

New Jersey
TRAN Series Fiscal 2013B		0.48%		06/27/13	15,000,000	15,000,000

New Jersey Economic Development Auth
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.18%		10/05/12	8,520,000	8,520,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	6,160,000	6,160,000

						29,780,000

New Mexico 1.0%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	12,000,000	12,000,000

Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	24,605,000	24,605,000

						36,605,000

New York 3.7%
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		10/05/12	9,525,000	9,525,000

New York City
GO Bonds Fiscal 1995 Series B5 (LIQ: JPMorgan Chase Bank, NA)		0.22%		10/01/12	1,300,000	1,300,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.20%		10/05/12	11,325,000	11,325,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,620,000	3,620,000

New York City Municipal Water Finance Auth
Water & Sewer RB Fiscal 2005 Series B (LIQ: Citibank, NA)	a	0.21%		10/05/12	11,495,000	11,495,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.21%		10/05/12	1,280,000	1,280,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.19%		10/05/12	2,980,000	2,980,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.22%		10/05/12	12,300,000	12,300,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	1,000,000	1,000,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,850,000	3,850,000

New York Liberty Development Corp
Liberty RB (WTC 1) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	26,455,000	26,455,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	4,000,000	4,000,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.22%		10/05/12	3,625,000	3,625,000

New York State Urban Development Corp
State & Personal Income Tax RB Series 2007C (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	12,685,000	12,685,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.20%		10/05/12	1,770,000	1,770,000

State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.20%		10/05/12	13,100,000	13,100,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	525,000	525,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	4,900,000	4,900,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.28%		10/05/12	6,115,000	6,115,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	3,580,000	3,580,000

						135,430,000

North Carolina 0.8%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.28%		04/26/13	9,490,000	9,490,000

North Carolina
Capital Improvement Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	3,500,000	3,500,000

North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina) Series 2008B2 (LOC: Branch Banking & Trust Co)		0.17%		10/05/12	4,795,000	4,795,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.30%		04/26/13	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.18%		10/05/12	5,000,000	5,000,000

						27,785,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.19%		10/05/12	7,000,000	7,000,000

Ohio 0.6%
Franklin Cnty
RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.28%		10/05/12	2,500,000	2,500,000

Ohio
Hospital RB (Cleveland Clinic) Series 2012A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	5,625,000	5,625,000

Rickenbacker Port Auth
Economic Development RB (YMCA of Central Ohio) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	9,590,000	9,590,000

Wood Cnty
Refunding RB (Wood Cnty Hospital) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.20%		10/05/12	4,695,000	4,695,000

						22,410,000

Oregon 0.1%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.19%		10/05/12	3,000,000	3,000,000

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 2.0%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	7,000,000	7,000,000

Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	3,500,000	3,500,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.20%		10/05/12	4,000,000	4,000,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	5,000,000	5,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	6,760,000	6,760,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.19%		10/05/12	8,350,000	8,350,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	1,625,000	1,625,000

Pennsylvania
GO Bonds First Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	7,990,000	7,990,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.25%		10/05/12	3,000,000	3,000,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		10/05/12	6,905,000	6,905,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.26%		10/05/12	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.23%		10/05/12	6,000,000	6,000,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.19%		10/05/12	2,400,000	2,400,000

Univ of Pittsburgh
Capital Project Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	6,665,000	6,665,000

Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	290,000	290,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.19%		10/05/12	1,700,000	1,700,000

						73,885,000

Puerto Rico 1.4%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Credit Suisse AG)	a	0.18%		10/05/12	21,900,000	21,900,000

Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	610,000	610,000

Sales Tax RB Series 2007A&2009C (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	14,250,000	14,250,000

Sales Tax RB Series 2009A (LIQ: Citibank, NA)	a	0.21%		10/05/12	13,095,000	13,095,000

						49,855,000

 19

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Rhode Island 0.5%
Narrangansett Bay Commission
Wastewater System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	16,720,000	16,720,000

South Carolina 0.7%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.22%		10/05/12	9,615,000	9,615,000

Cherokee Cnty
IDRB (Newark Electronics Division of D-A Lubricant) Series 1985 (LOC: Bank of America, NA)		0.55%		10/05/12	6,500,000	6,500,000

South Carolina Jobs Economic Development Auth
RB (Ashley Hall) Series 2007 (LOC: Bank of America, NA)		0.23%		10/05/12	2,000,000	2,000,000

South Carolina Public Service Auth
Revenue Obligations Series 2007A (LIQ: Citibank, NA)	a	0.19%		10/05/12	6,780,000	6,780,000

						24,895,000

Tennessee 1.4%
Blount Cnty Public Building Auth
Local Government Bonds Series E9A (LOC: Branch Banking & Trust Co)		0.19%		10/05/12	8,210,000	8,210,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	11,305,000	11,305,000

Clarksville Public Building Auth
Pooled Financing RB (TN Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.28%		10/05/12	7,430,000	7,430,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.24%		10/05/12	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.28%		10/05/12	3,935,000	3,935,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.28%		10/05/12	4,125,000	4,125,000

						51,205,000

Texas 8.3%
Austin
Water & Wastewater System Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd; Sumitomo Mitsui Banking Corp)		0.18%		10/05/12	2,505,000	2,505,000

Beaumont ISD
Unlimited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	3,345,000	3,345,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.21%		10/05/12	7,600,000	7,600,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.21%		10/05/12	4,465,000	4,465,000

Del Valle ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.22%		10/05/12	20,075,000	20,075,000

El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation Series 2005 (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	9,570,000	9,570,000

20

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Frisco ISD
Unlimited Tax GO Refunding Bonds Series 2011A (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.18%		10/05/12	6,310,000	6,310,000

Harris Cnty
Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.17%		10/05/12	12,900,000	12,900,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	6,000,000	6,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	7,745,000	7,745,000

Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	4,500,000	4,500,000

Houston
Combined Utility System First Lien RB Series 2011D (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,500,000	7,500,000

Combined Utility System First Lien Refunding RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.20%		10/05/12	7,000,000	7,000,000

Combined Utility System First Lien Refunding RB Series 2005 (LIQ: US Bank, NA)	a	0.18%		10/05/12	17,225,000	17,225,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	4,100,000	4,100,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.21%		10/05/12	9,900,000	9,900,000

Lake Travis ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	7,495,000	7,495,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	1,925,000	1,925,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (CP&L) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.21%		10/05/12	1,180,000	1,180,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.18%		10/05/12	8,350,000	8,350,000

Northside ISD
Unlimited Tax GO Bonds Series 2003 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,325,000	6,325,000

Unlimited Tax GO Bonds Series 2007B (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	5,270,000	5,270,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.18%		10/05/12	28,410,000	28,410,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	39,615,000	39,615,000

Plano ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	1,630,000	1,630,000

 21

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Port Arthur Navigation District Industrial Development Corp
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.20%		10/05/12	20,000,000	20,000,000

San Antonio
Electric & Gas Systems RB New Series 2005 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	7,990,000	7,990,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	b	0.31%		04/26/13	2,500,000	2,500,000

RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.25%		10/05/12	5,625,000	5,625,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	5,790,000	5,790,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	1,500,000	1,500,000

Texas Transportation Commission
State Highway Fund First Tier RB Series 2007 (LIQ: Bank of America, NA)	a	0.21%		10/05/12	11,745,000	11,745,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.25%		10/05/12	5,540,000	5,540,000

						304,630,000

Utah 0.7%
Intermountain Power Agency
Power Supply Refunding RB Series 2003A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	6,450,000	6,450,000

South Valley Sewer District
Sewer RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.21%		10/05/12	6,065,000	6,065,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.23%		10/05/12	6,250,000	6,250,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.21%		10/05/12	7,230,000	7,230,000

						25,995,000

Virginia 1.0%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	4,000,000	4,000,000

Health Care RB (Inova Health) Series 2012C	b	0.26%		04/26/13	7,500,000	7,500,000

Henrico Economic Development Auth
Residential Care Facility RB (Westminster-Canterbury) Series 2008 (LOC: Branch Banking & Trust Co)		0.22%		10/05/12	11,310,000	11,310,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.30%		04/26/13	9,250,000	9,250,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	4,354,000	4,354,000

						36,414,000

Washington 1.1%
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.23%		10/05/12	4,940,000	4,940,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	5,600,000	5,600,000

22

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington
GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	2,500,000	2,500,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.21%		10/05/12	6,065,000	6,065,000

Motor Vehicle Fuel Tax GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	2,990,000	2,990,000

Motor Vehicle Fuel Tax GO Bonds Series 2006E (LIQ: Bank of America, NA)	a	0.21%		10/05/12	11,925,000	11,925,000

Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	4,440,000	4,440,000

Washington State Housing Finance Commission
M/F Housing RB (Interurban Sr Living Apts) Series 2012 (LOC: US Bank, NA)		0.19%		10/05/12	2,200,000	2,200,000

						40,660,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	15,530,000	15,530,000

Wisconsin 1.3%
Milwaukee Redevelopment Auth
Redevelopment Lease RB (Univ of Wisconsin) Series 2005 (LOC: US Bank, NA)		0.18%		10/05/12	15,000	15,000

Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010 (LOC: BMO Harris Bank NA)		0.18%		10/05/12	18,835,000	18,835,000

Wisconsin
General Fund Annual Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.20%		10/05/12	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
RB (Newcastle Place) Series 2001B (LOC: Bank of America, NA)		0.26%		10/05/12	3,510,000	3,510,000

Refunding RB (Concordia Univ) Series 2009 (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	2,260,000	2,260,000

Refunding RB (Lawrence Univ) Series 2009 (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	1,910,000	1,910,000

Wisconsin Housing & Economic Development Auth
Housing RB Series 2012C (LOC: PNC Bank NA)		0.17%		10/05/12	8,670,000	8,670,000

						47,700,000

Total Variable-Rate Securities
(Cost $2,529,334,500)						2,529,334,500

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $3,695,962,458.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,522,280,000 or 41.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $80,375,000 or 2.2% of net assets.

 23

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

24

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47707SEP12

 25

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund®

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

33.4%		Fixed-Rate Securities	647,349,903	647,349,903
67.4%		Variable-Rate Securities	1,306,010,000	1,306,010,000

100.8%		Total Investments	1,953,359,903	1,953,359,903
(0	.8)%	Other Assets and Liabilities, Net		(15,378,284)

100.0%		Net Assets		1,937,981,619

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.4% of net assets

New York 33.4%
Cheektowaga
BAN 2012		1.00%		07/18/13	12,735,000	12,805,524

Greene Cnty
BAN 2012		1.00%		03/29/13	10,000,000	10,030,735

Ithaca
BAN Series 2012		1.00%		08/02/13	12,565,512	12,638,687

Manhasset UFSD
TAN Series 2012-2013		1.00%		06/20/13	12,000,000	12,066,676

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004A		5.00%		11/15/12	100,000	100,562

State Service Contract Bonds Series 2002B		5.50%		01/01/13	840,000	850,813

Transportation RB Series 2008B1		2.00%		11/15/12	7,040,000	7,053,364

Transportation Refunding RB Series 2012F		2.00%		11/15/12	11,825,000	11,850,498

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.18%		10/01/12	16,500,000	16,500,000

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.20%		10/05/12	53,235,000	53,235,000

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.21%		10/12/12	16,190,000	16,190,000

Transportation Revenue BAN Series CP2C (LOC: Royal Bank of Canada)		0.17%		12/04/12	28,500,000	28,500,000

Transportation Revenue BAN Series CP2C (LOC: Royal Bank of Canada)		0.18%		01/14/13	20,000,000	20,000,000

Miller Place UFSD
TAN 2012-2013		1.00%		06/27/13	10,200,000	10,255,556

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.18%		10/07/12	2,500,000	2,500,000

New York City
GO Bonds Fiscal 2004 Series I		5.00%		08/01/13	100,000	103,851

GO Bonds Fiscal 2005 Series E		5.00%		11/01/12	370,000	371,474

GO Bonds Fiscal 2005 Series E (ESCROW)		5.00%		11/01/12	515,000	517,122

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2005 Series J		5.00%		03/01/13	100,000	101,875

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/13	525,000	531,183

GO Bonds Fiscal 2008 Series C1		5.00%		10/01/12	145,000	145,000

GO Bonds Fiscal 2008 Series C1 (ESCROW)		5.00%		10/01/12	5,000	5,000

GO Bonds Fiscal 2008 Series D		5.00%		12/01/12	415,000	418,238

GO Bonds Fiscal 2008 Series E		5.00%		08/01/13	200,000	207,701

GO Bonds Fiscal 2008 Series I1		4.00%		02/01/13	200,000	202,401

GO Bonds Fiscal 2009 Series C		5.00%		08/01/13	375,000	389,455

GO Bonds Fiscal 2009 Series H1		4.00%		03/01/13	100,000	101,468

GO Bonds Fiscal 2011 Series B		5.00%		08/01/13	560,000	582,054

New York City Housing Development Corp
M/F Housing RB Series 2009H2		0.25%		06/28/13	6,640,000	6,640,000

M/F Housing RB Series 2010D1A		2.05%		05/01/13	100,000	100,902

M/F Housing RB Series 2012C		0.27%		02/01/13	7,000,000	7,000,000

M/F Housing RB Series 2012D1A (LIQ: Wells Fargo Bank, NA)	a	0.26%		05/09/13	19,995,000	19,995,000

New York City Municipal Water Finance Auth
CP Series 1		0.19%		11/09/12	35,000,000	35,000,000

CP Series 6		0.20%		10/04/12	12,000,000	12,000,000

Extendible CP Series 8		0.24%	11/19/12	05/19/13	25,850,000	25,850,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.26%		05/09/13	15,645,000	15,645,000

Future Tax Secured Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/12	750,000	752,995

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/12	200,000	200,776

Future Tax Secured Sub Bonds Fiscal 2011 Series B3		2.00%		11/01/12	675,000	675,869

Future Tax Secured Sub Bonds Fiscal 2011 Series B3 (ESCROW)		2.00%		11/01/12	25,000	25,032

New York State
GO Refunding Bonds Series 2005C		5.00%		04/15/13	375,000	384,220

New York State Dormitory Auth
Cornell Univ RB Series 2006A		5.00%		07/01/13	360,000	372,210

CP (Cornell Univ)		0.17%		10/09/12	5,845,000	5,845,000

CP (Cornell Univ)		0.18%		10/09/12	6,905,000	6,905,000

Hospital Refunding RB (Interfaith Medical Center) Series 2007		5.00%		02/15/13	450,000	457,519

Mental Health Facilities Lease RB Series 2010-1		5.00%		01/15/13	120,000	121,611

Mental Health Services Facilities Improvement RB Series 2008D		5.00%		02/15/13	100,000	101,689

Mental Health Services Facilities RB Series 2005A		4.25%		02/15/13	250,000	253,588

Mental Health Services Facilities RB Series 2005B		5.00%		02/15/13	430,000	437,462

Mental Health Services Facilities RB Series 2005E		4.50%		02/15/13	125,000	126,877

Mental Health Services Facilities RB Series 2007A		3.75%		02/15/13	100,000	101,228

Mental Health Services Facilities RB Series 2007D		5.00%		02/15/13	250,000	254,273

Mental Health Services Facilities RB Series 2008A		5.00%		02/15/13	1,310,000	1,333,037

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/13	5,500,000	5,596,065

Mental Health Services RB Series 2008B		5.00%		02/15/13	1,250,000	1,271,833

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		12/20/12	25,135,000	25,135,000

State Personal Income Tax RB Series 2005F		5.00%		03/15/13	625,000	638,204

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2006C		5.00%		12/15/12	340,000	343,254

State Personal Income Tax RB Series 2007A		4.25%		03/15/13	100,000	101,720

State Personal Income Tax RB Series 2007C		5.00%		03/15/13	895,000	914,038

State Personal Income Tax RB Series 2008A		4.00%		03/15/13	745,000	757,402

State Personal Income Tax RB Series 2008A		5.00%		03/15/13	100,000	102,072

State Personal Income Tax RB Series 2010A		4.00%		02/15/13	165,000	167,207

State Personal Income Tax Refunding RB Series 2008B		5.00%		03/15/13	450,000	459,437

New York State Environmental Facilities Corp
Environmental Infrastructure RB Series 2003A		5.00%		03/15/13	900,000	919,085

State Clean Water & Drinking Water Revolving Funds RB Series 2008A		5.00%		06/15/13	250,000	258,181

State Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.00%		06/15/13	250,000	257,979

State Personal Income Tax RB Series 2004A		5.25%		12/15/12	500,000	505,007

New York State Mortgage Agency
Homeowner Mortgage RB Series 173B		0.23%		05/01/13	4,000,000	4,000,000

Homeowner Mortgage RB Series 174B		0.23%		05/01/13	6,000,000	6,000,000

New York State Power Auth
CP Series 1		0.18%		10/01/12	6,740,000	6,740,000

CP Series 1		0.16%		10/03/12	22,792,000	22,792,000

CP Series 1		0.25%	11/15/12	05/18/13	4,000,000	4,000,000

CP Series 2		0.19%		10/04/12	3,335,000	3,335,000

CP Series 2		0.17%		12/05/12	10,000,000	10,000,000

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	19,460,000	19,460,000

Local Highway & Bridge Service Contract Bonds Series 2008		3.00%		04/01/13	100,000	101,300

Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/13	270,000	276,272

Local Highway & Bridge Service Contract Bonds Series 2009		3.00%		04/01/13	100,000	101,266

Second General Highway & Bridge Trust Fund Bonds Series 2007A		4.00%		04/01/13	250,000	254,462

Second General Highway & Bridge Trust Fund Bonds Series 2007A		5.00%		04/01/13	100,000	102,286

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/13	250,000	255,714

Second General Highway & Bridge Trust Fund Refunding Bonds Series 2011A2		4.00%		04/01/13	500,000	509,123

State Personal Income Tax RB Series 2010A		5.00%		03/15/13	200,000	204,173

State Personal Income Tax RB Series 2003A		3.50%		03/15/13	600,000	608,653

State Personal Income Tax RB Series 2008A		3.00%		03/15/13	350,000	354,124

State Personal Income Tax RB Series 2009A		4.00%		03/15/13	250,000	254,028

New York State Thruway Authority
Second General Highway & Bridge Trust Fund Bonds Series 2004B		5.25%		04/01/13	705,000	722,374

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/13	1,600,000	1,618,979

Service Contract Refunding RB Series 2005B		5.00%		01/01/13	500,000	505,844

Service Contract Refunding RB Series 2007A		5.00%		01/01/13	2,825,000	2,858,315

Service Contract Refunding RB Series 2008D		4.00%		01/01/13	1,255,000	1,266,561

Service Contract Refunding RB Series 2010B		5.00%		01/01/13	10,765,000	10,891,689

State Personal Income Tax RB Series 2004A1		5.00%		03/15/13	350,000	357,218

State Personal Income Tax RB Series 2007C		4.50%		03/15/13	475,000	483,894

State Personal Income Tax RB Series 2008A1		4.00%		12/15/12	200,000	201,515

State Personal Income Tax RB Series 2009A1		5.00%		12/15/12	100,000	100,941

State Personal Income Tax RB Series 2009C		5.00%		12/15/12	335,000	338,176

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2011A		5.00%		03/15/13	445,000	454,431

North Hempstead
BAN 2012A		1.00%		04/10/13	12,701,000	12,747,989

Port Auth of New York & New Jersey
CP Series B		0.18%		12/12/12	2,430,000	2,430,000

Rockville Centre UFSD
TAN 2012		0.75%		06/21/13	5,000,000	5,015,844

Sachem CSD at Holbrook
TAN 2012-2013		1.00%		06/20/13	10,000,000	10,051,515

Scotia-Glenville CSD
BAN 2012		1.00%		06/29/13	10,610,000	10,660,296

South Country Central SD
TAN 2012-2013		0.75%		06/27/13	21,800,000	21,851,178

Tarrytowns UFSD
BAN 2012		1.00%		02/15/13	10,400,000	10,427,520

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008A		5.00%		11/15/12	180,000	181,014

General RB (MTA Bridges & Tunnels) Series 2008C		5.00%		11/15/12	3,215,000	3,233,656

General RB (MTA Bridges & Tunnels) Series 2009A1		4.00%		11/15/12	30,295,000	30,429,319

General RB (MTA Bridges & Tunnels) Series 2010A1		4.00%		11/15/12	120,000	120,517

General Refunding RB Series 2002B		5.25%		11/15/12	575,000	578,428

Victor CSD
BAN 2012		0.75%		09/27/13	9,000,000	9,040,345

West Islip UFSD
TAN 2012-2013		0.75%		06/28/13	10,000,000	10,026,556

West Seneca
BAN Series 2012		1.00%		08/02/13	15,030,000	15,115,027

William Floyd UFSD
TAN 2012-2013		0.75%		06/27/13	10,000,000	10,032,352

Total Fixed-Rate Securities
(Cost $647,349,903)						647,349,903

Variable-Rate Securities 67.4% of net assets

New York 65.4%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.18%		10/05/12	5,900,000	5,900,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	3,690,000	3,690,000

Brookhaven IDA
Civic Facility RB (Methodist Retirement Community Development Corp) Series 2001 (LOC: US Bank, NA)		0.18%		10/05/12	3,750,000	3,750,000

Chautauqua Cnty IDA
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A (LOC: Manufacturers & Traders Trust Co)		0.21%		10/05/12	11,010,000	11,010,000

Colonie Local Development Corp
RB (Shaker Point at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.18%		10/05/12	10,000,000	10,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.23%		10/05/12	13,965,000	13,965,000

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.22%		10/05/12	9,735,000	9,735,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	11,845,000	11,845,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	3,740,000	3,740,000

Dedicated Tax Fund Refunding Bonds Series 2008A1 (LOC: Morgan Stanley Bank NA)		0.18%		10/05/12	29,775,000	29,775,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.21%		10/05/12	26,000,000	26,000,000

Transportation Refunding RB Series 2002G1 (LOC: Bank of Nova Scotia)		0.15%		10/05/12	42,000,000	42,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.20%		10/05/12	2,800,000	2,800,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.28%		10/05/12	1,660,000	1,660,000

RB (Univ of Rochester) Series 2011A&B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	7,505,000	7,505,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		10/05/12	14,000,000	14,000,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of America, NA)		0.28%		10/05/12	36,000,000	36,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.18%		10/05/12	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.21%		10/05/12	3,300,000	3,300,000

GO Bonds Fiscal 1994 Series H4 (LOC: Bank of New York Mellon)		0.19%		10/01/12	5,180,000	5,180,000

GO Bonds Fiscal 1995 Series F6 (LOC: JPMorgan Chase Bank, NA)		0.17%		10/05/12	50,000	50,000

GO Bonds Fiscal 2003 Series C3A (LIQ: Bank of Nova Scotia)		0.18%		10/05/12	13,885,000	13,885,000

GO Bonds Fiscal 2003 Series C3B (LIQ: Lloyds TSB Bank Plc)		0.18%		10/05/12	30,000,000	30,000,000

GO Bonds Fiscal 2004 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,555,000	7,555,000

GO Bonds Fiscal 2005 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	7,015,000	7,015,000

GO Bonds Fiscal 2005 Series O (LIQ: Citibank, NA)	a	0.20%		10/05/12	7,000,000	7,000,000

GO Bonds Fiscal 2006 Series F4B (LOC: Union Bank, NA)		0.16%		10/05/12	5,300,000	5,300,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.19%		10/05/12	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	14,740,000	14,740,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.20%		10/05/12	11,900,000	11,900,000

GO Bonds Fiscal 2010 Series E (LIQ: Citibank, NA)	a	0.19%		10/05/12	1,300,000	1,300,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Citibank, NA)	a	0.18%		10/05/12	5,000,000	5,000,000

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2012 Series G1 (LOC: Deutsche Bank AG)	a	0.22%		10/05/12	3,565,000	3,565,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.18%		10/05/12	44,850,000	44,850,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	9,000,000	9,000,000

M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.20%		10/05/12	27,920,000	27,920,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A (LOC: Bank of America, NA)		0.20%		10/05/12	15,000,000	15,000,000

M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: Fannie Mae)		0.17%		10/05/12	22,700,000	22,700,000

M/F Rental Housing RB (Lexington Courts) Series 2009A (LOC: Freddie Mac)		0.17%		10/05/12	10,500,000	10,500,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.17%		10/05/12	14,515,000	14,515,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,995,000	4,995,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: Credit Suisse AG)	a	0.25%		10/05/12	5,800,000	5,800,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	8,895,000	8,895,000

Water & Sewer System RB Fiscal 2006 Series A (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	9,935,000	9,935,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	22,865,000	22,865,000

Water & Sewer System RB Fiscal 2006 Series AA1 (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.20%		10/01/12	785,000	785,000

Water & Sewer System RB Fiscal 2006 Series D (LIQ: Bank of America, NA)	a	0.21%		10/05/12	13,000,000	13,000,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	14,250,000	14,250,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	15,495,000	15,495,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.21%		10/05/12	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Corporate Bank Ltd)		0.19%		10/01/12	4,820,000	4,820,000

Water & Sewer System RB Fiscal 2012 Series FF (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	7,210,000	7,210,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.20%		10/05/12	8,850,000	8,850,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	12,090,000	12,090,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.21%		10/05/12	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S4 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	12,535,000	12,535,000

Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	6,000,000	6,000,000

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	2,800,000	2,800,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	9,325,000	9,325,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	10,800,000	10,800,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.19%		10/05/12	2,815,000	2,815,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	11,330,000	11,330,000

Recovery Bonds Fiscal 2003 Series 2D (LIQ: Lloyds TSB Bank Plc)		0.18%		10/05/12	2,500,000	2,500,000

Recovery Bonds Fiscal 2003 Series 3G (LIQ: Bank of New York Mellon)		0.18%		10/05/12	15,115,000	15,115,000

New York City Trust for Cultural Resources
RB (Lincoln Center for the Performing Arts) Series 2008B1 (LOC: US Bank, NA)		0.18%		10/05/12	22,100,000	22,100,000

Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	3,745,000	3,745,000

New York Liberty Development Corp
Liberty RB (WTC 1) Series 2011 (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	21,850,000	21,850,000

Liberty RB (WTC 1) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,360,000	6,360,000

New York State Dormitory Auth
RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.18%		10/05/12	8,865,000	8,865,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.22%		10/05/12	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	9,865,000	9,865,000

RB (Cornell Univ) Series 2009A (LIQ: Bank of America, NA)	a	0.21%		10/05/12	5,025,000	5,025,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.17%		10/05/12	12,800,000	12,800,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	5,600,000	5,600,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	24,575,000	24,575,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	11,930,000	11,930,000

State Personal Income Tax RB Series 2006C (LIQ: Bank of America, NA)	a	0.21%		10/05/12	7,245,000	7,245,000

State Personal Income tax RB Series 2006C (LIQ: Citibank, NA)	a	0.20%		10/05/12	18,000,000	18,000,000

State Personal Income Tax RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,000,000	3,000,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.25%		10/05/12	5,000,000	5,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Corporate Bank Ltd)		0.17%		10/05/12	18,100,000	18,100,000

Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Corporate Bank Ltd)		0.18%		10/05/12	15,820,000	15,820,000

New York State Environmental Facilities Corp
State Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,600,000	6,600,000

New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.18%		10/05/12	25,390,000	25,390,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.19%		10/05/12	30,000,000	30,000,000

 7

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (College Arms Apts) Series 2008A (LOC: Freddie Mac)		0.17%		10/05/12	6,995,000	6,995,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.19%		10/05/12	2,300,000	2,300,000

Housing RB (W17th St) Series 2009A (LOC: Fannie Mae)		0.17%		10/05/12	1,390,000	1,390,000

New York State Local Government Assistance Corp
Refunding Bonds Series 1993E (LIQ: Bank of America, NA)	a	0.21%		10/05/12	3,500,000	3,500,000

Sub Lien Refunding Bonds Series 2003A4V (LIQ: Bank of America, NA)		0.23%		10/05/12	6,420,000	6,420,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.22%		10/05/12	3,210,000	3,210,000

New York State Thruway Auth
Second General Highway and Bridge Trust Fund Bonds Series 2011A1 (LIQ: Citibank, NA)	a	0.18%		10/05/12	2,000,000	2,000,000

State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	9,000,000	9,000,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.20%		10/05/12	14,000,000	14,000,000

State Personal Income Tax RB Series 2004A3C (LIQ: JPMorgan Chase Bank, NA)		0.20%		10/05/12	3,300,000	3,300,000

State Personal Income Tax RB Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	9,195,000	9,195,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.20%		10/05/12	5,000,000	5,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	43,780,000	43,780,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	13,000,000	13,000,000

Rockland Cnty IDA
RB (Assisted Living At Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.28%		10/05/12	8,565,000	8,565,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: Deutsche Bank AG)	a	0.22%		10/05/12	6,665,000	6,665,000

RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	8,815,000	8,815,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	6,450,000	6,450,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	3,950,000	3,950,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.18%		10/05/12	8,760,000	8,760,000

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2003B1 (LOC: California Public Employees’ Retirement System)		0.17%		10/05/12	6,245,000	6,245,000

General RB (MTA Bridges & Tunnels) Series 2003B2 (LOC: California State Teachers Retirement Systems)		0.17%		10/05/12	3,330,000	3,330,000

General RB (MTA Bridges & Tunnels) Series 2008C (LIQ: Bank of America, NA)	a	0.25%		10/05/12	3,000,000	3,000,000

General RB (MTA Bridges & Tunnels) Series 2009A2 (LIQ: Credit Suisse AG)	a	0.25%		10/05/12	6,500,000	6,500,000

8

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General Refunding RB (MTA Bridges & Tunnels) Series 2012B (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	9,750,000	9,750,000

						1,266,995,000

Puerto Rico 2.0%
Puerto Rico
Refunding Bonds Series 2003C5-2 (LOC: Barclays Bank Plc)		0.18%		10/05/12	16,000,000	16,000,000

Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.15%		10/05/12	1,950,000	1,950,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	14,365,000	14,365,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		10/05/12	6,700,000	6,700,000

						39,015,000

Total Variable-Rate Securities
(Cost $1,306,010,000)						1,306,010,000

End of Investments.

At 9/30/12, the tax basis cost of the fund’s investments was $1,953,359,903.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $761,155,000 or 39.3% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the

 9

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47706SEP12

10

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

24.0%		Fixed-Rate Securities	148,736,003	148,736,003
77.0%		Variable-Rate Securities	477,610,000	477,610,000

101.0%		Total Investments	626,346,003	626,346,003
(1	.0)%	Other Assets and Liabilities, Net		(6,421,056)

100.0%		Net Assets		619,924,947

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 24.0% of net assets

New Jersey 24.0%
Bergen County Improvement Auth
Guaranteed Refunding RB Series 2012		1.50%		04/01/13	270,000	271,441

Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2011		2.00%		10/10/12	4,575,000	4,576,712

East Brunswick
BAN		2.00%		01/04/13	12,777,000	12,815,449

BAN		1.50%		04/10/13	10,000,000	10,046,782

Fair Lawn Borough
BAN		1.00%		09/20/13	6,200,000	6,241,310

Fort Lee Borough
BAN Series 2012		0.75%		08/16/13	5,900,000	5,921,554

Hudson Cnty Improvement Auth
Pooled Notes Series 2012L1		2.00%		06/05/13	4,700,000	4,736,258

Livingston Township
BAN		1.25%		01/17/13	6,375,000	6,389,600

Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2012		1.25%		09/15/13	1,200,000	1,209,482

Morristown
BAN		1.50%		06/14/13	6,000,000	6,033,413

New Jersey
GO Refunding Bonds Series D		6.00%		02/15/13	100,000	102,077

GO Refunding Bonds Series L		5.25%		07/15/13	100,000	103,817

GO Refunding Bonds Series N		5.50%		07/15/13	400,000	416,278

GO Refunding Bonds Series S		5.00%		02/15/13	1,850,000	1,882,601

New Jersey Economic Development Auth
Transportation Sublease Refunding RB (NJTransit Corp) Series 2008A		5.00%		05/01/13	525,000	538,684

New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		6.38%		06/01/13	1,530,000	1,592,325

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		6.75%		06/01/13	1,850,000	1,929,561

Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		7.00%		06/01/13	475,000	495,959

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 1999A		5.63%		06/15/13	225,000	233,350

Transportation System Bonds Series 2001C		5.75%		12/15/12	750,000	758,241

Transportation System Bonds Series 2004B		5.25%		12/15/12	4,940,000	4,989,410

Transportation System Bonds Series 2005A		5.25%		12/15/12	6,070,000	6,131,420

Transportation System Bonds Series 2011B		4.00%		06/15/13	725,000	743,504

Parsippany-Troy Hills Township
BAN Series 2012	b	0.75%		10/04/13	6,200,000	6,230,876

Port Auth of New York & New Jersey
Consolidated Bonds 130th Series		3.50%		10/15/12	100,000	100,118

Consolidated Bonds 155th Series		1.75%		10/01/12	750,000	750,000

CP Series B		0.17%		11/02/12	21,650,000	21,650,000

CP Series B		0.18%		11/05/12	7,000,000	7,000,000

CP Series B		0.18%		12/12/12	3,795,000	3,795,000

CP Series B		0.18%		01/08/13	11,935,000	11,935,000

Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.19%		10/04/12	1,850,000	1,850,000

Sparta
BAN		1.00%		02/22/13	7,199,750	7,214,123

Township of Springfield
BAN		1.00%		07/24/13	10,000,000	10,051,658

Total Fixed-Rate Securities
(Cost $148,736,003)						148,736,003

Variable-Rate Securities 77.0% of net assets

California 0.3%
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax) Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.20%		10/05/12	2,000,000	2,000,000

Delaware 0.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.20%		10/01/12	1,150,000	1,150,000

Hawaii 1.0%
Hawaii State Housing Finance & Development Corp
M/F Housing RB (Lokahi Ka’U) Series 2008 (LOC: Freddie Mac)		0.19%		10/05/12	6,300,000	6,300,000

Illinois 1.0%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.18%		10/05/12	6,000,000	6,000,000

Louisiana 1.3%
St. James Parish
RB (Nucor Steel) Series 2010B1		0.19%		10/05/12	8,000,000	8,000,000

Mississippi 0.8%
Mississippi Business Finance Corp
RB (Chevron) Series 2007B		0.19%		10/01/12	4,990,000	4,990,000

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Missouri 0.5%
Missouri Health & Educational Facilities Auth
RB (Ascension Health) Series 2008C4		0.18%		10/05/12	3,400,000	3,400,000

New Hampshire 0.4%
New Hampshire Business Finance Auth
RB (Foundation for Seacoast Health) Series 1998A (LOC: RBS Citizens NA)		0.34%		10/05/12	2,650,000	2,650,000

New Jersey 61.2%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.15%		10/05/12	3,515,000	3,515,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B (LIQ: Deutsche Bank AG)	a	0.24%		10/05/12	6,575,000	6,575,000

Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	8,275,000	8,275,000

New Jersey
TRAN Series Fiscal 2013B		0.48%		06/27/13	10,000,000	10,000,000

New Jersey Building Auth
State Building RB Series 2003A1 (LOC: Barclays Bank Plc)		0.16%		10/05/12	11,510,000	11,510,000

State Building RB Series 2003A3 (LOC: Barclays Bank Plc)		0.16%		10/05/12	12,500,000	12,500,000

State Building RB Series 2003A4 (LOC: Barclays Bank Plc)		0.16%		10/05/12	9,625,000	9,625,000

New Jersey Economic Development Auth
Gas Facilities Refunding RB (Pivotal Utility Holdings) Series 2005 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		10/01/12	6,000,000	6,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.25%		10/05/12	5,715,000	5,715,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.16%		10/05/12	3,800,000	3,800,000

RB (Crane’s Mill) Series 2008B (LOC: TD Bank NA)		0.17%		10/05/12	1,935,000	1,935,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.16%		10/05/12	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	4,540,000	4,540,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.17%		10/05/12	1,375,000	1,375,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.18%		10/05/12	11,395,000	11,395,000

New Jersey Educational Facilities Auth
Refunding & RB (Princeton Univ) Series 2005A & 2007E (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	2,800,000	2,800,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	15,360,000	15,360,000

RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	12,445,000	12,445,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.17%		10/05/12	7,275,000	7,275,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	11,175,000	11,175,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	22,500,000	22,500,000

RB (Recovery Management Systems) Series 2005 (LOC: TD Bank NA)		0.17%		10/05/12	865,000	865,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.17%		10/05/12	16,000,000	16,000,000

RB (Virtua Health) Series 2009D (LOC: TD Bank NA)		0.16%		10/05/12	6,990,000	6,990,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.16%		10/05/12	5,990,000	5,990,000

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.18%		10/05/12	8,790,000	8,790,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.16%		10/05/12	7,100,000	7,100,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.18%		10/05/12	17,000,000	17,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	12,000,000	12,000,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.18%		10/05/12	13,380,000	13,380,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a,c	0.22%		10/05/12	14,005,000	14,005,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	14,080,000	14,080,000

Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.17%		10/05/12	12,360,000	12,360,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.15%		10/05/12	12,000,000	12,000,000

RB Series 2009C (LOC: Bank of Nova Scotia)		0.14%		10/05/12	2,400,000	2,400,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a,c	0.18%		10/05/12	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	8,740,000	8,740,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	1,395,000	1,395,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a,c	0.19%		10/05/12	16,800,000	16,800,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	1,000,000	1,000,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	2,150,000	2,150,000

Consolidated Bonds 171st Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	2,420,000	2,420,000

Consolidated Bonds 173rd Series (LIQ: Citibank, NA)	a	0.19%		10/05/12	2,500,000	2,500,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,815,000	2,815,000

GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.16%		10/05/12	3,220,000	3,220,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.21%		10/01/12	4,130,000	4,130,000

						379,280,000

Oregon 0.3%
Oregon
Veterans’ Welfare GO Bonds Series 86 (LIQ: US Bank, NA)		0.20%		10/01/12	1,600,000	1,600,000

Pennsylvania 0.3%
Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.19%		10/05/12	2,000,000	2,000,000

Puerto Rico 5.9%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.15%		10/05/12	15,375,000	15,375,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	4,115,000	4,115,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		10/05/12	10,450,000	10,450,000

Sales Tax RB Sr Series 2011C (LIQ: Citibank, NA)	a	0.20%		10/05/12	6,735,000	6,735,000

						36,675,000

4

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Texas 0.7%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.20%		10/01/12	965,000	965,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System) Series 2008B		0.18%		10/05/12	3,600,000	3,600,000

						4,565,000

Utah 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.18%		10/05/12	1,000,000	1,000,000

Washington 0.8%
Washington State Housing Finance Commission
M/F Housing RB (Interurban Sr Living Apts) Series 2012 (LOC: US Bank, NA)		0.19%		10/05/12	5,200,000	5,200,000

Wisconsin 2.1%
Wisconsin Health & Educational Facilities Auth
RB (Wheaton Franciscan Services) Series 2003B (LOC: US Bank, NA)		0.18%		10/05/12	12,800,000	12,800,000

Total Variable-Rate Securities
(Cost $477,610,000)						477,610,000

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $626,346,003.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $171,620,000 or 27.7% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal

 5

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

6

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47710SEP12

 7

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

20.3%	Fixed-Rate Securities	99,368,978	99,368,978
79.6%	Variable-Rate Securities	388,816,449	388,816,449

99.9%	Total Investments	488,185,427	488,185,427
0.1%	Other Assets and Liabilities, Net		266,605

100.0%	Net Assets		488,452,032

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 20.3% of net assets

Pennsylvania 20.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010A		5.00%		05/15/13	300,000	308,463

Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009 (LOC: PNC Bank NA)		0.45%		12/01/12	6,000,000	6,000,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.28%		01/24/13	9,880,000	9,880,000

Monroeville Finance Auth
RB (Univ of Pittsburgh Medical Center) Series 2012		2.00%		02/15/13	3,385,000	3,406,929

Pennsylvania
GO Bonds First Series 2006		5.00%		10/01/12	100,000	100,000

GO Bonds First Series 2008		5.00%		05/15/13	150,000	154,270

GO Bonds First Series 2010A		5.00%		02/15/13	100,000	101,736

GO Bonds Second Series 2008		5.00%		02/15/13	350,000	356,050

GO Bonds Second Series of 2003		5.00%		07/01/13	350,000	362,284

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.19%		10/01/12	10,000,000	10,000,000

CP Series 2010A (LOC: Bank of America, NA)		0.33%		10/15/12	11,200,000	11,200,000

Pennsylvania State Univ
Refunding Bonds Series 2009B		0.22%		06/01/13	7,500,000	7,500,000

Univ Bonds Series 2009A		4.00%		03/01/13	250,000	253,726

Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1A (LOC: Federal Home Loan Bank)		0.40%		09/01/13	2,500,000	2,500,000

Sub Refunding RB Series 2008C1B (LOC: Federal Home Loan Bank)		0.40%		09/01/13	4,000,000	4,000,000

Temple Univ
Univ Funding Obligations Series 2012		1.25%		12/12/12	12,000,000	12,024,520

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2005C		0.17%		10/11/12	20,000,000	20,000,000

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Capital Project & Refunding Bonds Series 2007B		0.18%		11/05/12	4,866,000	4,866,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.45%		07/01/13	6,355,000	6,355,000

Total Fixed-Rate Securities
(Cost $99,368,978)						99,368,978

Variable-Rate Securities 79.6% of net assets

Alaska 0.2%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.22%		10/01/12	1,100,000	1,100,000

Georgia 1.4%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.20%		10/05/12	7,000,000	7,000,000

Michigan 0.6%
Michigan Housing Development Auth
S/F Mortgage RB Series 2007F (LIQ: Bank of Nova Scotia)		0.20%		10/05/12	3,000,000	3,000,000

New York 3.0%
New York State Mortgage Agency
Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.25%		10/01/12	4,745,000	4,745,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.20%		10/05/12	9,795,000	9,795,000

						14,540,000

Oregon 0.5%
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.19%		10/05/12	2,500,000	2,500,000

Other Investments 4.3%
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		10/05/12	10,000,000	10,000,000

						21,000,000

Pennsylvania 62.4%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.18%		10/05/12	6,420,000	6,420,000

Allegheny Cnty IDA
RB (Oakland Catholic High School) Series 2012 (LOC: PNC Bank NA)		0.19%		10/05/12	5,065,000	5,065,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.19%		10/01/12	6,930,000	6,930,000

Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	3,750,000	3,750,000

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	3,800,000	3,800,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.21%		10/05/12	4,040,000	4,040,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	9,850,000	9,850,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.20%		10/05/12	2,000,000	2,000,000

Delaware Cnty IDA
Refunding RB (Resource Recovery Facility) Series 1997G		0.18%		10/05/12	5,875,000	5,875,000

Refunding RB Series 1997G		0.18%		10/05/12	1,200,000	1,200,000

Resource Recovery Refunding RB Series 1997G		0.18%		10/05/12	4,910,000	4,910,000

Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.23%		10/05/12	315,000	315,000

Delaware River Port Auth
Refunding RB Series 2008B (LOC: TD Bank NA)		0.16%		10/05/12	990,000	990,000

Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.20%		10/05/12	600,000	600,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	4,795,000	4,795,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.21%		10/01/12	7,050,000	7,050,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	4,370,000	4,370,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	11,950,000	11,950,000

Luzerne Cnty Converntion Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.19%		10/05/12	6,325,000	6,325,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.24%		10/05/12	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.34%		10/05/12	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	1,375,000	1,375,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.18%		10/05/12	13,455,000	13,455,000

Pennsylvania Economic Development Financing Auth
Refunding RB (Aqua Pennsylvania) Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.25%		10/05/12	7,500,000	7,500,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B (LIQ: JPMorgan Chase Bank, NA)	a	0.27%		10/05/12	1,005,000	1,005,000

S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.19%		10/05/12	5,525,000	5,525,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.19%		10/05/12	5,600,000	5,600,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.18%		10/05/12	6,695,000	6,695,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		10/05/12	22,935,000	22,935,000

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.29%		10/05/12	1,136,449	1,136,449

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.18%		10/05/12	2,700,000	2,700,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.24%		10/05/12	1,070,000	1,070,000

S/F Mortgage RB Series 2007-99A (LIQ: Morgan Stanley Bank NA)	a	0.29%		10/05/12	815,000	815,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.21%		10/05/12	5,500,000	5,500,000

RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	2,190,000	2,190,000

RB (Thomas Jefferson Univ) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	2,990,000	2,990,000

Pennsylvania State Turnpike Commission
Sub Special RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,200,000	5,200,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.18%		10/05/12	6,980,000	6,980,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.26%		10/05/12	13,995,000	13,995,000

Philadelphia
Airport Refunding RB Series 2005C1 (LOC: TD Bank NA)		0.19%		10/05/12	14,225,000	14,225,000

Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.19%		10/05/12	8,200,000	8,200,000

GO Refunding Bonds Series 2009B (LOC: Royal Bank of Canada)		0.16%		10/05/12	5,040,000	5,040,000

Water & Wastewater RB Series 1997B (LOC: TD Bank NA)		0.17%		10/05/12	2,210,000	2,210,000

Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	2,885,000	2,885,000

Philadelphia IDA
Lease Refunding RB Series 2007B1 (LOC: JPMorgan Chase Bank, NA)		0.18%		10/05/12	2,305,000	2,305,000

RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.24%		10/05/12	1,050,000	1,050,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	6,505,000	6,505,000

Philadelphia SD
GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.18%		10/05/12	2,000,000	2,000,000

GO Refunding Bonds Series 2010G (LOC: Wells Fargo Bank, NA)		0.17%		10/05/12	1,070,000	1,070,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.19%		10/05/12	23,540,000	23,540,000

Univ of Pittsburgh
Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	4,135,000	4,135,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.18%		10/05/12	9,130,000	9,130,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.19%		10/05/12	3,380,000	3,380,000

Wilkes-Barre Finance Auth
College RB (King’s College) Series 2007 (LOC: PNC Bank NA)		0.19%		10/05/12	800,000	800,000

Wilkinsburg Municipal Authority PA
RB (Monroeville Christian/Judea Foundation) Series 2006 (LOC: RBS Citizens NA)		0.34%		10/05/12	3,720,000	3,720,000

						304,596,449

Puerto Rico 3.3%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		10/05/12	13,000,000	13,000,000

Sales Tax RB Series 2007A&2009C (LIQ: Deutsche Bank AG)	a	0.21%		10/05/12	2,000,000	2,000,000

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		10/05/12	1,000,000	1,000,000

						16,000,000

South Carolina 0.5%
Berkeley Cnty
IDRB (Nucor Corp) Series 1997		0.20%		10/05/12	2,500,000	2,500,000

Texas 0.2%
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.26%		10/05/12	1,000,000	1,000,000

Washington 1.3%
Washington State Housing Finance Commission
M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.25%		10/05/12	1,200,000	1,200,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.23%		10/05/12	5,200,000	5,200,000

						6,400,000

Wisconsin 1.5%
Wisconsin Health & Educational Facilities Auth
RB (Wheaton Franciscan Services) Series 2003B (LOC: US Bank, NA)		0.18%		10/05/12	7,180,000	7,180,000

Wyoming 0.4%
Wyoming Community Development Auth
Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.22%		10/05/12	2,000,000	2,000,000

Total Variable-Rate Securities
(Cost $388,816,449)						388,816,449

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $488,185,427.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $147,636,449 or 30.2% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 5

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47709SEP12

 7

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

11.0%		Fixed-Rate Securities	49,243,645	49,243,645
89.7%		Variable-Rate Securities	400,414,000	400,414,000

100.7%		Total Investments	449,657,645	449,657,645
(0	.7)%	Other Assets and Liabilities, Net		(3,277,431)

100.0%		Net Assets		446,380,214

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 11.0% of net assets

Massachusetts 11.0%
Bourne
GO BAN		1.25%		12/18/12	5,121,000	5,131,659

Brockton
GO BAN		1.25%		06/14/13	7,000,000	7,045,489

Canton
BAN		1.50%		03/27/13	3,280,331	3,300,645

Hanover
GO BAN		1.25%		09/13/13	8,500,000	8,582,975

Haverhill
GO BAN		1.25%		09/01/13	4,700,000	4,735,622

Longmeadow
GO BAN		1.25%		10/10/12	3,000,000	3,000,721

Massachusetts
GO Bonds Consolidated Loan Series 2007B		5.00%		11/01/12	125,000	125,484

GO Bonds Series 2001D		5.50%		11/01/12	775,000	778,319

GO Bonds Series 2002E		5.50%		01/01/13	750,000	759,638

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007G		5.00%		07/01/13	1,000,000	1,035,335

Massachusetts Port Auth
CP Series 2012A&B (LOC: TD Bank NA)		0.15%		11/09/12	1,000,000	1,000,000

New Bedford
GO BAN Series C		1.50%		02/08/13	6,000,000	6,021,193

Quincy
GO BAN		1.25%		09/13/13	4,500,000	4,539,638

Stoneham
GO BAN		1.00%		02/22/13	3,177,986	3,186,927

Total Fixed-Rate Securities
(Cost $49,243,645)						49,243,645

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 89.7% of net assets

California 0.4%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C		0.17%		10/05/12	700,000	700,000

Loma Linda
Hospital RB (Loma Linda Univ Medical Center) Series 2008B (LOC: Bank of America, NA)		0.19%		10/05/12	1,100,000	1,100,000

						1,800,000

Florida 0.4%
Univ of South Florida Research Foundation
RB Series 2004A (LOC: Bank of America, NA)		0.24%		10/05/12	1,800,000	1,800,000

Hawaii 0.5%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	2,200,000	2,200,000

Illinois 1.5%
Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008C2B (LIQ: JPMorgan Chase Bank, NA)		0.21%		10/05/12	6,500,000	6,500,000

Louisiana 1.2%
St. James Parish
RB (Nucor Steel) Series 2010B1		0.19%		10/05/12	5,500,000	5,500,000

Massachusetts 79.9%
Massachusetts
GO Bonds (Central Artery/Tunnel) Series 2000A (LIQ: Bank of America, NA)		0.23%		10/01/12	8,475,000	8,475,000

GO Bonds Series 2000B (LIQ: US Bank, NA)		0.20%		10/01/12	1,290,000	1,290,000

GO Consolidated Loan Series 2006B (LIQ: JPMorgan Chase Bank, NA)		0.21%		10/01/12	2,180,000	2,180,000

GO Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.18%		10/05/12	6,500,000	6,500,000

GO Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	3,900,000	3,900,000

GO Consolidated Loan Series 2007C (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	5,000,000	5,000,000

GO Refunding Bonds Series 1997B (LIQ: JPMorgan Chase Bank, NA)		0.19%		10/05/12	5,190,000	5,190,000

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.16%		10/05/12	20,000,000	20,000,000

GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Company, NA)		0.17%		10/05/12	650,000	650,000

GO Refunding Bonds Series 2011A		0.48%	10/04/12	02/01/13	100,000	100,000

Transportation Fund RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	8,170,000	8,170,000

Massachusetts Bay Transportation Auth
Assessment Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,745,000	5,745,000

Sr Sales Tax Bonds Series 2010A	b	0.27%		04/26/13	5,815,000	5,815,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sub RB Series 2010A1 (LIQ: TD Bank NA)		0.15%		10/05/12	2,125,000	2,125,000

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Metropolitan Highway System Sub RB Series 2010A4 (LIQ: Barclays Bank Plc)		0.18%		10/05/12	2,800,000	2,800,000

Metropolitan Highway System Sub RB Series 2010A5 (LIQ: Barclays Bank Plc)		0.18%		10/05/12	5,050,000	5,050,000

Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.27%		10/05/12	3,485,000	3,485,000

Higher Education Refunding RB (Smith College) Series 2002		0.17%		10/05/12	9,189,000	9,189,000

RB (Abby Kelley Foster Charter Public School) Series 2008 (LOC: TD Bank NA)		0.18%		10/05/12	4,695,000	4,695,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.15%		10/05/12	10,000,000	10,000,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.23%		10/05/12	4,965,000	4,965,000

RB (Marine Biological Laboratory) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	7,905,000	7,905,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.20%		10/05/12	7,400,000	7,400,000

RB (Tabor Academy) Series 2007B (LOC: Federal Home Loan Bank)		0.18%		10/05/12	2,790,000	2,790,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.17%		10/05/12	4,020,000	4,020,000

Refunding RB (Wentworth Institute of Technology) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.19%		10/05/12	8,680,000	8,680,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.16%		10/05/12	18,780,000	18,780,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.20%		10/05/12	12,800,000	12,800,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.20%		10/05/12	2,000,000	2,000,000

RB (Children’s Hospital) Series 2010N1 (LOC: TD Bank NA)		0.15%		10/05/12	3,600,000	3,600,000

RB (Children’s Hospital) Series 2010N2 (LOC: TD Bank NA)		0.16%		10/05/12	5,600,000	5,600,000

RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.19%		10/01/12	7,400,000	7,400,000

RB (Hebrew Rehabilitation Center) Series 2007D (LOC: Bank of America, NA)		0.25%		10/05/12	1,520,000	1,520,000

RB (MIT) Series 2001J2		0.15%		10/05/12	3,525,000	3,525,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.18%		10/05/12	2,000,000	2,000,000

RB (MIT) Series 2008N (LIQ: Deutsche Bank AG)	a	0.20%		10/05/12	11,765,000	11,765,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	2,100,000	2,100,000

RB (UMass) Series 2005D (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	12,820,000	12,820,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.18%		10/05/12	16,320,000	16,320,000

Massachusetts Industrial Finance Agency
RB (Groton School) Series 1998B (LIQ: US Bank, NA)		0.17%		10/05/12	11,000,000	11,000,000

Massachusetts Port Auth
RB Series 2005A (GTY/LIQ: US Bank, NA)	a	0.18%		10/05/12	6,765,000	6,765,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.18%		10/05/12	11,000,000	11,000,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		10/05/12	6,975,000	6,975,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.18%		10/05/12	10,670,000	10,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		10/05/12	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: Barclays Bank Plc)	a	0.18%		10/05/12	12,000,000	12,000,000

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	7,600,000	7,600,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.25%		10/05/12	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A (LIQ: Bank of America, NA)	a	0.25%		10/05/12	1,000,000	1,000,000

General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.16%		10/05/12	6,415,000	6,415,000

Sub General Refunding RB Series 2008A2 (LIQ: TD Bank NA)		0.17%		10/05/12	7,355,000	7,355,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	3,000,000	3,000,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Bank of America, NA)		0.22%		10/05/12	7,000,000	7,000,000

Refunding RB Sr Series 2011-2	b	0.27%		04/26/13	9,080,000	9,080,000

						356,754,000

New Mexico 1.2%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.20%		10/05/12	5,390,000	5,390,000

Puerto Rico 2.9%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		10/05/12	12,910,000	12,910,000

South Dakota 0.1%
South Dakota Health & Educational Facilities Auth
RB (Regional Health) Series 2008 (LOC: US Bank, NA)		0.20%		10/01/12	435,000	435,000

Texas 1.6%
Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		10/05/12	7,125,000	7,125,000

Total Variable-Rate Securities
(Cost $400,414,000)						400,414,000

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $ 449,657,645.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $205,315,000 or 46.0% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $14,895,000 or 3.3% of net assets.

4

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 5

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47708SEP12

6

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

63.9%	Fixed-Rate Obligations	12,765,014,596	12,765,014,596
13.3%	Variable-Rate Obligations	2,660,130,720	2,660,130,720
22.8%	Repurchase Agreements	4,549,876,226	4,549,876,226

100.0%	Total Investments	19,975,021,542	19,975,021,542
0.0%	Other Assets and Liabilities, Net		5,418,807

100.0%	Net Assets		19,980,440,349

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 63.9% of net assets

Asset Backed Commercial Paper 12.5%
Alpine Securitization Corp	a,b,c	0.46%		02/04/13	8,000,000	7,987,120

Atlantis One Funding Corp	a,b,c	0.30%		10/04/12	116,000,000	115,997,100
	a,b,c	0.53%		12/06/12	6,000,000	5,994,170
	a,b,c	0.53%		01/02/13	103,000,000	102,858,976
	a,b,c	0.52%		01/24/13	56,000,000	55,906,978
	a,b,c	0.50%		02/05/13	5,000,000	4,991,181
	a,b,c	0.41%		04/01/13	120,000,000	119,751,267

CAFCO, LLC	a,b,c	0.63%		11/02/12	93,000,000	92,947,920
	a,b,c	0.57%		11/06/12	8,000,000	7,995,440
	a,b,c	0.40%		12/19/12	30,000,000	29,973,667
	a,b,c	0.42%		12/19/12	10,000,000	9,990,783
	a,b,c	0.60%		02/22/13	28,000,000	27,932,800

Chariot Funding, LLC	a,b,c	0.22%		10/02/12	50,000,000	49,999,694
	a,b,c	0.20%		10/04/12	101,000,000	100,998,317
	a,b,c	0.22%		10/30/12	25,000,000	24,995,569
	a,b,c	0.24%		12/20/12	50,000,000	49,973,333
	a,b,c	0.24%		12/21/12	15,000,000	14,991,900
	a,b,c	0.24%		01/03/13	55,000,000	54,965,533
	a,b,c	0.24%		01/04/13	42,000,000	41,973,400
	a,b,c	0.25%		01/11/13	22,000,000	21,984,417
	a,b,c	0.24%		01/15/13	3,000,000	2,997,880
	a,b,c	0.33%		02/25/13	8,096,000	8,085,091
	a,b,c	0.33%		03/07/13	9,000,000	8,987,048
	a,b,c	0.32%		03/11/13	39,000,000	38,944,187

Ciesco, LLC	a,b,c	0.63%		11/02/12	75,000,000	74,958,000
	a,b,c	0.62%		11/08/12	27,000,000	26,982,330
	a,b,c	0.40%		12/04/12	14,825,000	14,814,458
	a,b,c	1.00%		03/04/13	83,000,000	82,644,944

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

CRC Funding, LLC	a,b,c	0.70%		10/22/12	7,000,000	6,997,142
	a,b,c	0.68%		10/24/12	21,000,000	20,990,877
	a,b,c	0.62%		11/05/12	42,000,000	41,974,683
	a,b,c	0.57%		11/06/12	8,000,000	7,995,440
	a,b,c	0.44%		12/14/12	13,000,000	12,988,242
	a,b,c	1.00%		02/01/13	2,000,000	1,993,167
	a,b,c	1.01%		02/01/13	113,000,000	112,613,916

Crown Point Capital Company, LLC	a,b,c	0.43%		12/04/12	2,000,000	1,998,471
	a,b,c	0.43%		12/07/12	30,000,000	29,975,992
	a,b,c	0.43%		12/10/12	2,000,000	1,998,328

Fairway Finance Co, LLC	a,b,c	0.21%		11/26/12	18,017,000	18,011,255

Gemini Securitization Corp, LLC	a,b,c	0.33%		12/11/12	3,200,000	3,197,917

Gotham Funding Corp	a,b,c	0.27%		12/03/12	2,000,000	1,999,055
	a,b,c	0.29%		12/04/12	3,000,000	2,998,453

Govco, LLC	a,b,c	0.62%		11/02/12	97,000,000	96,946,542
	a,b,c	0.57%		11/05/12	47,000,000	46,973,954
	a,b,c	0.62%		11/06/12	12,000,000	11,992,560
	a,b,c	0.57%		11/14/12	42,000,000	41,970,740
	a,b,c	0.52%		11/15/12	49,000,000	48,968,150
	a,b,c	0.44%		12/17/12	1,000,000	999,059
	a,b,c	0.44%		12/18/12	71,000,000	70,932,313

Jupiter Securitization Corp	a,b,c	0.24%		12/21/12	13,000,000	12,992,980
	a,b,c	0.25%		01/14/13	15,000,000	14,989,063

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		10/01/12	43,000,000	43,000,000
	a,b,c	0.23%		10/02/12	15,000,000	14,999,904
	a,b,c	0.23%		10/12/12	1,000,000	999,930
	a,b,c	0.22%		10/19/12	4,000,000	3,999,560
	a,b,c	0.25%		11/27/12	15,000,000	14,994,062

Market Street Funding Corp	a,b,c	0.05%		10/01/12	50,000,000	50,000,000
	a,b,c	0.24%		10/18/12	25,000,000	24,997,167
	a,b,c	0.24%		10/19/12	14,500,000	14,498,260
	a,b,c	0.22%		10/23/12	5,000,000	4,999,328
	a,b,c	0.22%		11/14/12	10,311,000	10,308,227
	a,b,c	0.36%		12/10/12	12,000,000	11,991,600
	a,b,c	0.21%		12/11/12	10,538,000	10,533,636
	a,b,c	0.21%		12/12/12	55,000,000	54,976,900
	a,b,c	0.21%		12/17/12	9,000,000	8,995,958

MetLife Short Term Funding, LLC	a,b,c	0.22%		10/29/12	50,000,000	49,991,444
	a,b,c	0.23%		11/02/12	15,000,000	14,996,933
	a,b,c	0.22%		11/13/12	3,633,000	3,632,045
	a,b,c	0.40%		02/04/13	80,000,000	79,888,000
	a,b,c	0.40%		02/11/13	10,000,000	9,985,222

Nieuw Amsterdam Receivables Corp	a,b,c	0.30%		01/03/13	2,000,000	1,998,433

Old Line Funding, LLC	a,b,c	0.21%		11/02/12	23,672,000	23,667,581

Sheffield Receivables Corp	a,b,c	0.40%		10/17/12	25,000,000	24,995,556
	a,b,c	0.31%		11/05/12	8,000,000	7,997,589
	a,b,c	0.30%		11/14/12	3,000,000	2,998,900

Thunder Bay Funding, LLC	a,b,c	0.21%		10/15/12	4,000,000	3,999,673
	a,b,c	0.21%		10/22/12	39,000,000	38,995,336
	a,b,c	0.20%		11/14/12	16,000,000	15,996,089
	a,b,c	0.25%		01/18/13	61,000,000	60,953,826

2

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Victory Receivables Corp	a,b,c	0.21%		10/17/12	67,000,000	66,993,747

						2,489,506,708

Financial Company Commercial Paper 10.8%
Commonwealth Bank of Australia	c	0.40%		11/30/12	19,739,000	19,725,841
	c	0.40%		12/05/12	14,000,000	13,989,889
	c	0.32%		02/01/13	71,000,000	70,922,595

General Electric Capital Corp		0.34%		10/17/12	8,000,000	7,998,791
		0.32%		11/06/12	57,000,000	56,981,760
		0.32%		11/07/12	43,500,000	43,485,693
		0.32%		11/14/12	206,000,000	205,919,431
		0.35%		12/11/12	107,000,000	106,926,140
		0.37%		12/17/12	5,000,000	4,996,043
		0.37%		12/19/12	14,000,000	13,988,633
		0.32%		02/11/13	1,000,000	998,818
		0.32%		02/20/13	5,000,000	4,993,689
		0.30%		03/04/13	48,000,000	47,938,400

HSBC USA, Inc		0.32%		10/11/12	98,000,000	97,991,425

ING (US) Funding, LLC	a	0.38%		10/04/12	125,000,000	124,996,042
	a	0.38%		10/05/12	81,000,000	80,996,580
	a	0.36%		11/06/12	38,000,000	37,986,320
	a	0.40%		12/21/12	73,000,000	72,934,300

JP Morgan Chase & Co		0.27%		10/02/12	1,000,000	999,993
		0.25%		10/10/12	3,000,000	2,999,812
		0.28%		10/26/12	20,000,000	19,996,111
		0.27%		11/15/12	3,000,000	2,998,987
		0.23%		12/17/12	1,000,000	999,508
		0.23%		12/20/12	1,000,000	999,489
		0.27%		01/04/13	29,000,000	28,979,337
		0.25%		01/11/13	10,000,000	9,992,917
		0.30%		03/26/13	40,000,000	39,941,333

Lloyds TSB Bank PLC		0.40%		12/05/12	1,500,000	1,498,917
		0.36%		12/11/12	35,000,000	34,975,495

Nationwide Building Society		0.34%		01/03/13	16,000,000	15,985,796
		0.45%		01/10/13	73,000,000	72,907,837
		0.38%		01/17/13	10,000,000	9,988,600

Nordea North America, Inc	a	0.34%		02/01/13	49,000,000	48,943,078
	a	0.35%		02/08/13	2,000,000	1,997,472
	a	0.36%		02/19/13	4,000,000	3,994,360
	a	0.35%		02/22/13	25,000,000	24,965,000
	a	0.37%		02/22/13	23,000,000	22,966,420
	a	0.35%		02/25/13	127,000,000	126,818,496
	a	0.35%		02/27/13	67,000,000	66,902,943

NRW.BANK		0.18%		10/02/12	99,000,000	98,999,505
		0.24%		11/29/12	100,000,000	99,960,667

Rabobank USA Financial Corp	a	0.48%		02/05/13	1,000,000	998,307

RBS Holdings USA, Inc	a,c	0.51%		11/27/12	9,000,000	8,992,732
	a,c	0.48%		12/04/12	20,000,000	19,982,933
	a,c	0.47%		12/07/12	39,000,000	38,965,886

Skandinaviska Enskilda Banken AB		0.37%		10/19/12	9,000,000	8,998,335
		0.31%		12/21/12	1,000,000	999,303

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

State Street Corp		0.23%		01/09/13	98,000,000	97,937,389

Swedbank AB		0.45%		10/03/12	17,000,000	16,999,575
		0.33%		11/07/12	24,000,000	23,991,983
		0.31%		11/08/12	2,000,000	1,999,346
		0.30%		11/28/12	18,000,000	17,991,300

Westpac Banking Corp	c	0.40%		01/02/13	103,000,000	102,893,567
	c	0.40%		01/03/13	23,000,000	22,975,978

Westpac Securities NZ Ltd	a,c	0.20%		12/21/12	49,000,000	48,977,950

						2,165,287,047

Other Commercial Paper 2.9%
BHP Billiton Finance (USA) Ltd	a,c	0.20%		11/27/12	32,000,000	31,989,867
	a,c	0.20%		11/28/12	75,000,000	74,975,833

Catholic Health Initiatives
Taxable CP Notes Series A		0.21%		12/10/12	16,000,000	16,000,000

Coca-Cola Co	c	0.23%		02/19/13	15,000,000	14,986,488

Reckitt Benckiser Treasury Services PLC	a,c	0.50%		10/09/12	5,075,000	5,074,436
	a,c	0.47%		12/07/12	20,000,000	19,982,506
	a,c	0.48%		12/11/12	22,000,000	21,979,173
	a,c	0.50%		12/12/12	1,000,000	999,000
	a,c	0.64%		03/07/13	81,000,000	80,773,920

Toyota Motor Credit Corp	a	0.40%		11/07/12	190,000,000	189,921,889
	a	0.32%		03/18/13	119,000,000	118,822,293

						575,505,405

Certificate of Deposit 28.7%
Australia & New Zealand Banking Group Ltd		0.36%		11/30/12	67,000,000	67,000,000

Bank of Montreal		0.19%		12/05/12	138,000,000	138,000,000
		0.31%		02/07/13	5,000,000	5,000,179
		0.30%		03/01/13	94,000,000	94,000,000

Bank of Nova Scotia		0.32%		10/04/12	2,000,000	2,000,000
		0.33%		10/16/12	48,000,000	48,000,000

Bank of the West		0.45%		11/01/12	41,000,000	41,000,000
		0.45%		11/14/12	16,000,000	16,000,000
		0.45%		12/04/12	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.32%		11/29/12	2,000,000	2,000,000
		0.32%		12/19/12	127,000,000	127,000,000
		0.32%		12/20/12	111,000,000	111,000,000
		0.56%		01/02/13	176,000,000	176,000,000
		0.50%		02/01/13	20,000,000	20,000,000

Barclays Bank PLC		0.66%		11/07/12	147,000,000	147,000,000
		0.70%		11/16/12	83,000,000	83,000,000
		0.65%		01/14/13	37,000,000	37,000,000
		0.74%		02/20/13	3,000,000	3,000,000
		0.69%		03/12/13	40,000,000	40,000,000
		0.67%		03/14/13	45,000,000	45,000,000
		0.55%		03/19/13	18,000,000	18,000,000

Chase Bank USA, NA		0.20%		10/17/12	92,000,000	92,000,000
		0.20%		10/22/12	41,000,000	41,000,000

4

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.20%		10/26/12	18,000,000	18,000,000
		0.20%		11/16/12	97,000,000	97,000,000
		0.20%		11/19/12	148,000,000	148,000,000

Citibank, NA		0.58%		11/02/12	123,000,000	123,000,000
		0.58%		11/15/12	5,000,000	5,000,000
		0.36%		12/14/12	78,000,000	78,000,000

Commonwealth Bank of Australia		0.24%		10/18/12	137,000,000	137,000,000
		0.33%		02/08/13	4,000,000	4,000,000
		0.33%		02/12/13	122,000,000	122,000,000

Credit Suisse AG		0.50%		01/29/13	197,000,000	197,000,000
		0.39%		02/26/13	11,000,000	11,000,000

Deutsche Bank AG		0.42%		10/09/12	30,000,000	30,000,000
		0.44%		10/09/12	70,000,000	70,000,000
		0.47%		10/17/12	38,000,000	38,000,000
		0.39%		11/08/12	10,000,000	10,000,000
		0.41%		11/09/12	93,000,000	93,000,000
		0.34%		11/26/12	148,000,000	148,000,000
		0.34%		11/27/12	57,000,000	57,000,000

DNB Bank ASA		0.33%		11/07/12	97,000,000	97,000,000
		0.25%		11/13/12	40,000,000	40,000,000
		0.25%		11/16/12	2,000,000	2,000,000
		0.53%		01/03/13	93,000,000	93,000,000
		0.40%		02/19/13	5,000,000	5,000,000

HSBC Bank PLC		0.41%		01/10/13	78,000,000	78,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	6,000,000	6,000,000
		0.45%		10/10/12	92,000,000	92,000,000

Mitsubishi UFJ Trust & Banking Corp		0.38%		10/01/12	3,000,000	3,000,000
		0.32%		12/07/12	104,000,000	104,000,000
		0.54%		01/07/13	105,000,000	105,000,000
		0.52%		02/01/13	45,000,000	45,000,000
		0.53%		02/07/13	18,000,000	18,000,000
		0.48%		03/06/13	29,000,000	29,000,000

Mizuho Corporate Bank Ltd		0.40%		10/15/12	99,000,000	99,000,000
		0.32%		12/06/12	98,000,000	98,000,000
		0.51%		12/18/12	61,000,000	61,023,717
		0.31%		12/20/12	38,000,000	38,000,000

National Australia Bank Ltd		0.34%		11/05/12	91,000,000	91,000,000
		0.39%		12/12/12	32,000,000	32,000,000
		0.41%		01/08/13	1,000,000	1,000,000

Rabobank Nederland		0.51%		11/01/12	188,000,000	188,000,000
		0.51%		01/23/13	20,000,000	20,000,000
		0.48%		03/01/13	20,000,000	20,000,000

Skandinaviska Enskilda Banken AB		0.41%		10/22/12	7,000,000	7,000,000
		0.38%		11/20/12	63,000,000	63,000,000
		0.32%		12/21/12	78,000,000	78,000,000

State Street Bank & Trust Company, NA		0.18%		12/06/12	100,000,000	100,000,000
		0.20%		12/14/12	50,000,000	50,000,000

Sumitomo Mitsui Banking Corp		0.32%		11/06/12	9,000,000	9,000,000
		0.32%		11/08/12	6,000,000	6,000,000
		0.30%		12/13/12	31,000,000	31,000,000

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		12/17/12	5,000,000	5,000,000
		0.30%		12/18/12	37,000,000	37,000,000
		0.31%		12/18/12	102,000,000	102,000,000
		0.51%		01/07/13	47,000,000	47,000,000
		0.50%		01/10/13	29,000,000	29,000,000
		0.47%		01/28/13	24,000,000	24,000,000
		0.47%		02/01/13	64,000,000	64,000,000
		0.46%		02/06/13	32,000,000	32,000,000

Sumitomo Mitsui Trust Bank Ltd		0.39%		10/19/12	42,000,000	42,000,000
		0.39%		11/01/12	26,000,000	26,000,000
		0.38%		11/08/12	31,000,000	31,000,000
		0.37%		11/15/12	55,000,000	55,000,000
		0.35%		11/29/12	5,000,000	5,000,000
		0.34%		12/18/12	38,000,000	38,000,000
		0.32%		01/02/13	1,000,000	1,000,000

Svenska Handelsbanken AB		0.29%		10/25/12	90,000,000	90,000,000
		0.27%		11/01/12	24,000,000	24,000,000
		0.28%		11/01/12	8,000,000	8,000,000

Swedbank AB		0.34%		10/29/12	17,000,000	17,000,000

Toronto-Dominion Bank		0.17%		11/13/12	4,000,000	4,000,000
		0.19%		01/02/13	8,000,000	8,000,000
		0.30%		01/25/13	66,000,000	66,000,000
		0.29%		02/08/13	137,000,000	137,000,000

UBS AG		0.47%		10/29/12	34,000,000	34,000,000
		0.51%		11/09/12	257,000,000	257,000,000
		0.42%		01/10/13	5,000,000	5,000,000

Union Bank, NA		0.40%		10/30/12	1,000,000	1,000,000
		0.40%		11/02/12	36,000,000	36,000,000
		0.36%		11/29/12	13,000,000	13,000,000
		0.33%		12/21/12	20,000,000	20,000,000

Westpac Banking Corp		0.30%		11/08/12	4,500,000	4,500,000
		0.37%		12/14/12	21,000,000	21,000,000

						5,733,523,896

Government Agency Debt 4.8%
Federal Home Loan Bank		0.12%		10/03/12	38,000,000	37,999,757
		0.13%		10/05/12	155,000,000	154,997,847
		0.07%		10/12/12	2,350,000	2,349,950
		0.13%		10/12/12	133,000,000	132,994,920
		0.09%		10/19/12	50,000,000	49,997,875
		0.06%		10/24/12	20,000,000	19,999,297
		0.09%		10/31/12	35,000,000	34,997,375
		0.12%		11/02/12	58,000,000	57,994,071
		0.12%		11/02/12	107,000,000	106,988,492
		0.13%		11/02/12	15,060,000	15,058,327
		0.13%		11/07/12	22,000,000	21,997,174
		0.08%		11/09/12	5,000,000	4,999,567
		0.09%		11/09/12	11,000,000	10,998,927
		0.14%		11/09/12	2,000,000	1,999,707
		0.12%		11/14/12	14,000,000	13,998,032
		0.12%		11/14/12	54,000,000	53,992,080
		0.13%		11/14/12	20,000,000	19,996,822
		0.13%		11/15/12	26,000,000	25,995,775

Freddie Mac		0.11%		10/01/12	29,825,000	29,825,000
		0.12%		10/01/12	10,800,000	10,800,000

6

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.10%		11/05/12	60,000,000	59,994,167
		0.13%		11/14/12	6,000,000	5,999,083

Straight A Funding, LLC	a,b,c,f	0.18%		10/16/12	34,000,000	33,997,450
	a,b,c,f	0.18%		10/17/12	44,224,000	44,220,462

						952,192,157

Other Instrument 3.0%
Australia & New Zealand Banking Group Ltd	j	0.10%		10/01/12	306,000,000	306,000,000
	j	0.19%		10/01/12	13,000,000	13,000,000
	j	0.19%		10/03/12	103,000,000	103,000,000

Bank of Nova Scotia	j	0.07%		10/01/12	125,000,000	125,000,000

Royal Bank of Canada	j	0.08%		10/01/12	50,000,000	50,000,000

						597,000,000

Other Note 1.1%
Bank of America, NA	h	0.35%		10/25/12	171,000,000	171,000,000
	h	0.33%		10/29/12	27,000,000	27,000,000
	h	0.35%		12/20/12	29,000,000	29,000,000

						227,000,000

Treasury Debt 0.1%
United States Treasury Department		0.04%		10/25/12	25,000,000	24,999,383

Total Fixed-Rate Obligations
(Cost $12,765,014,596)						12,765,014,596

Variable-Rate Obligations 13.3% of net assets

Financial Company Commercial Paper 1.6%
Australia & New Zealand Banking Group Ltd		0.27%	10/22/12	11/26/12	110,000,000	110,000,000

JP Morgan Chase & Co		0.37%	10/22/12	02/21/13	38,000,000	38,000,000
		0.38%	10/01/12	03/01/13	105,000,000	105,000,000

Westpac Banking Corp	c	0.32%	10/04/12	02/04/13	25,000,000	25,000,000
	c	0.42%	10/09/12	02/07/13	43,000,000	43,000,000

						321,000,000

Certificate of Deposit 6.9%
Bank of Nova Scotia		0.27%	10/01/12	11/15/12	134,000,000	134,000,000
		0.30%	10/22/12	05/21/13	98,000,000	97,996,869
		0.43%	10/01/12	07/26/13	114,000,000	114,000,000

Canadian Imperial Bank of Commerce		0.39%	10/16/12	04/16/13	211,000,000	211,000,000
		0.31%	10/29/12	05/28/13	85,000,000	85,000,000

Sumitomo Mitsui Banking Corp		0.32%	10/01/12	11/02/12	68,000,000	68,000,000

Toronto-Dominion Bank		0.31%	10/19/12	04/19/13	24,000,000	24,000,000
		0.31%	10/22/12	04/22/13	292,000,000	292,000,000
		0.31%	10/29/12	05/28/13	74,000,000	74,000,000
		0.31%	10/29/12	05/29/13	96,000,000	96,000,000

Westpac Banking Corp		0.48%	10/11/12	07/11/13	61,000,000	61,000,000
		0.46%	10/18/12	07/18/13	110,000,000	110,000,000

 7

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.44%	10/23/12	08/23/13	15,000,000	15,000,000

						1,381,996,869

Government Agency Debt 0.5%
Freddie Mac	i	0.41%	10/10/12	08/09/13	100,000,000	100,000,000

Variable Rate Demand Note 1.3%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.23%		10/05/12	1,000,000	1,000,000

California
RAN 2012-2013 Series A1	c,g	0.21%		10/01/12	35,000,000	35,000,000

Cleveland
Airport System Taxable RB Series 2008F	a	0.19%		10/05/12	29,000,000	29,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.23%		10/05/12	2,000,000	2,000,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.22%		10/05/12	2,810,000	2,810,000

Indiana Health & Educational Facility Financing Auth
Taxable RB (Union Hospital) Series 2006B	a	0.21%		10/05/12	12,330,000	12,330,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.23%		10/05/12	2,885,000	2,885,000

Texas
TRAN Series 2012	c,g	0.20%		10/01/12	150,000,000	150,000,000
Veterans Taxable Refunding Bonds Series 2010B	g	0.23%		10/05/12	12,785,000	12,785,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.27%		10/05/12	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.27%		10/05/12	1,050,000	1,050,000

						255,760,000

Other Note 3.0%
JPMorgan Chase Bank, NA	i	0.53%	10/18/12	10/18/13	90,000,000	90,000,000
	i	0.34%	10/22/12	10/21/13	47,000,000	47,000,000

Royal Bank of Canada	i	0.27%	10/04/12	10/04/13	137,000,000	137,000,000

Wells Fargo Bank, NA	i	0.44%	12/22/12	10/22/13	225,000,000	225,000,000

Westpac Banking Corp	c,i	0.67%	10/29/12	10/28/13	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,e	n/a	n/a	n/a	2,373,851	2,373,851

						601,373,851

Total Variable-Rate Obligations
(Cost $2,660,130,720)						2,660,130,720

8

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.8% of net assets

Government Agency Repurchase Agreement 22.0%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $12,480,001, issued 09/20/12, repurchase date 11/16/12.		0.18%		10/05/12	12,000,900	12,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $187,200,000, issued 08/17/12, repurchase date 11/14/12.		0.20%		10/05/12	180,049,000	180,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $134,160,000, issued 09/19/12, repurchase date 12/12/12.		0.20%		10/05/12	129,011,467	129,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $43,680,000, issued 09/24/12, repurchase date 12/17/12.		0.20%		10/05/12	42,002,567	42,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $271,707,149, issued 07/24/12, repurchase date 10/23/12.		0.24%		10/05/12	261,127,020	261,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $395,254,164, issued 08/01/12, repurchase date 11/01/12.		0.24%		10/05/12	380,164,667	380,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $467,620,000, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	454,009,458	454,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $334,436,008, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	327,881,964	327,876,226
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,023,754, issued 09/27/12, repurchase date 10/04/12.		0.18%		10/04/12	51,001,785	51,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,201,369, issued 09/28/12, repurchase date 10/05/12.		0.20%		10/05/12	10,000,389	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $256,022,154, issued 08/20/12, repurchase date 11/20/12.	d	0.25%		11/20/12	251,160,361	251,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $93,600,000, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	90,001,875	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $171,786,639, issued 09/24/12, repurchase date 10/15/12.		0.18%		10/05/12	165,009,075	165,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $156,552,872, issued 09/24/12, repurchase date 10/24/12.		0.18%		10/05/12	150,008,250	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $252,720,001, issued 09/20/12, repurchase date 11/20/12.		0.20%		10/05/12	243,020,250	243,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,000, issued 09/27/12, repurchase date 11/26/12.		0.22%		10/05/12	100,004,889	100,000,000

 9

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $152,250,000, issued 09/24/12, repurchase date 10/01/12.		0.21%		10/01/12	145,005,921	145,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,500,001, issued 09/26/12, repurchase date 10/03/12.		0.22%		10/03/12	50,002,139	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $89,250,001, issued 09/27/12, repurchase date 10/04/12.		0.21%		10/04/12	85,003,471	85,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $206,000,001, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	200,004,167	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,483,951, issued 09/07/12, repurchase date 10/10/12.	d	0.26%		10/10/12	10,002,383	10,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $618,000,001, issued 09/28/12, repurchase date 10/01/12.		0.19%		10/01/12	600,009,500	600,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $103,000,000, issued 09/24/12, repurchase date 10/05/12.		0.18%		10/05/12	100,005,500	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $51,500,001, issued 09/05/12, repurchase date 10/09/12.		0.19%		10/05/12	50,007,917	50,000,000

Morgan Stanley & Co, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $118,338,424, issued 09/24/12, repurchase date 10/01/12.		0.12%		10/01/12	116,002,707	116,000,000

UBS Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $122,581,656, issued 09/24/12, repurchase date 10/01/12.		0.20%		10/01/12	120,004,667	120,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $80,580,000, issued 09/28/12, repurchase date 10/01/12.		0.22%		10/01/12	79,001,448	79,000,000

						4,400,876,226

Treasury Repurchase Agreement 0.2%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $35,700,057, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	35,000,438	35,000,000

Other Repurchase Agreement 0.6%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $31,500,000, issued 09/28/12, repurchase date 10/01/12.		0.23%		10/01/12	30,000,575	30,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $26,250,000, issued 09/28/12, repurchase date 10/01/12.		0.28%		10/01/12	25,000,583	25,000,000

10

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $31,500,006, issued 08/01/12, repurchase date 11/14/12.	d	0.54%		11/14/12	30,047,250	30,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $30,450,024, issued 09/13/12, repurchase date 12/20/12.	d	0.50%		12/20/12	29,039,472	29,000,000

						114,000,000

Total Repurchase Agreements
(Cost $4,549,876,226)						4,549,876,226

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $ 19,975,021,542.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,518,913,214 or 17.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $322,373,851 or 1.6% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
RAN —	Revenue anticipation note
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47712SEP12

12

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

64.0%	Fixed-Rate Obligations	9,368,421,178	9,368,421,178
12.0%	Variable-Rate Obligations	1,761,809,186	1,761,809,186
24.0%	Repurchase Agreements	3,517,219,820	3,517,219,820

100.0%	Total Investments	14,647,450,184	14,647,450,184
0.0%	Other Assets and Liabilities, Net		4,043,062

100.0%	Net Assets		14,651,493,246

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 64.0% of net assets

Asset Backed Commercial Paper 13.7%
Alpine Securitization Corp	a,b,c	0.46%		02/04/13	6,000,000	5,990,340
	a,b,c	0.40%		02/26/13	11,251,000	11,232,498

Atlantis One Funding Corp	a,b,c	0.30%		10/04/12	106,000,000	105,997,350
	a,b,c	0.53%		01/02/13	73,000,000	72,900,051
	a,b,c	0.53%		01/08/13	1,000,000	998,543
	a,b,c	0.52%		01/24/13	1,000,000	998,339
	a,b,c	0.50%		03/04/13	29,000,000	28,937,972
	a,b,c	0.41%		04/01/13	15,000,000	14,968,908

CAFCO, LLC	a,b,c	0.57%		11/06/12	23,000,000	22,986,890
	a,b,c	0.44%		12/04/12	2,000,000	1,998,436
	a,b,c	0.45%		12/14/12	23,000,000	22,978,725
	a,b,c	0.60%		02/22/13	38,000,000	37,908,800

Chariot Funding, LLC	a,b,c	0.22%		10/12/12	21,000,000	20,998,588
	a,b,c	0.22%		10/19/12	51,000,000	50,994,390
	a,b,c	0.22%		10/26/12	25,000,000	24,996,181
	a,b,c	0.22%		10/30/12	15,000,000	14,997,342
	a,b,c	0.19%		11/13/12	9,000,000	8,997,957
	a,b,c	0.21%		11/26/12	25,066,000	25,057,812
	a,b,c	0.24%		12/20/12	26,096,000	26,082,082
	a,b,c	0.24%		12/21/12	10,000,000	9,994,600
	a,b,c	0.24%		01/03/13	14,098,000	14,089,165
	a,b,c	0.24%		01/04/13	11,066,000	11,058,992
	a,b,c	0.25%		01/11/13	1,000,000	999,292
	a,b,c	0.25%		01/14/13	12,000,000	11,991,250
	a,b,c	0.24%		01/15/13	10,000,000	9,992,933
	a,b,c	0.34%		02/22/13	15,097,000	15,076,468
	a,b,c	0.33%		02/25/13	25,000,000	24,966,312
	a,b,c	0.33%		03/07/13	22,000,000	21,968,338
	a,b,c	0.33%		03/08/13	12,000,000	11,982,620

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Ciesco, LLC	a,b,c	0.62%		11/08/12	23,000,000	22,984,948
	a,b,c	0.45%		12/03/12	9,000,000	8,992,912
	a,b,c	1.00%		03/04/13	109,000,000	108,533,722

CRC Funding, LLC	a,b,c	0.70%		10/22/12	14,000,000	13,994,283
	a,b,c	0.62%		11/02/12	25,000,000	24,986,222
	a,b,c	0.62%		11/05/12	23,000,000	22,986,136
	a,b,c	0.57%		11/06/12	17,000,000	16,990,310
	a,b,c	0.45%		12/14/12	1,000,000	999,075
	a,b,c	0.44%		12/17/12	58,000,000	57,945,416
	a,b,c	1.01%		01/25/13	34,000,000	33,890,444

Crown Point Capital Company, LLC	a,b,c	0.48%		11/13/12	10,000,000	9,994,267
	a,b,c	0.43%		12/07/12	9,000,000	8,992,797

Fairway Finance Co, LLC	a,b,c	0.21%		11/26/12	5,000,000	4,998,406

Gemini Securitization Corp, LLC	a,b,c	0.41%		11/14/12	22,000,000	21,988,976

Gotham Funding Corp	a,b,c	0.27%		12/03/12	1,000,000	999,528

Govco, LLC	a,b,c	0.62%		11/02/12	19,000,000	18,989,529
	a,b,c	0.63%		11/02/12	83,000,000	82,953,520
	a,b,c	0.57%		11/14/12	2,000,000	1,998,607
	a,b,c	0.44%		12/17/12	34,000,000	33,968,002
	a,b,c	0.41%		12/18/12	25,000,000	24,977,792
	a,b,c	0.44%		12/18/12	70,000,000	69,933,267

Jupiter Securitization Corp	a,b,c	0.22%		10/26/12	86,000,000	85,986,861
	a,b,c	0.25%		12/13/12	8,800,000	8,795,539
	a,b,c	0.25%		01/14/13	8,000,000	7,994,167
	a,b,c	0.25%		01/15/13	50,000,000	49,963,194
	a,b,c	0.33%		02/05/13	100,000,000	99,883,583

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.27%		10/22/12	22,000,000	21,996,535
	a,b,c	0.25%		11/27/12	32,000,000	31,987,333

Market Street Funding Corp	a,b,c	0.05%		10/01/12	25,000,000	25,000,000
	a,b,c	0.25%		10/12/12	43,000,000	42,996,715
	a,b,c	0.25%		10/19/12	13,000,000	12,998,375
	a,b,c	0.22%		10/23/12	1,000,000	999,866
	a,b,c	0.22%		11/19/12	10,055,000	10,051,989
	a,b,c	0.21%		11/26/12	5,015,000	5,013,362
	a,b,c	0.21%		12/11/12	20,000,000	19,991,717
	a,b,c	0.21%		12/17/12	23,000,000	22,989,669

MetLife Short Term Funding, LLC	a,b,c	0.40%		02/05/13	15,000,000	14,978,833
	a,b,c	0.40%		02/11/13	4,000,000	3,994,163
	a,b,c	0.40%		02/19/13	81,000,000	80,873,100
	a,b,c	0.40%		02/20/13	13,000,000	12,979,489

Nieuw Amsterdam Receivables Corp	a,b,c	0.17%		10/01/12	15,000,000	15,000,000

Sheffield Receivables Corp	a,b,c	0.30%		10/24/12	3,000,000	2,999,425
	a,b,c	0.30%		10/30/12	3,000,000	2,999,275
	a,b,c	0.30%		11/14/12	5,000,000	4,998,167

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.40%		10/11/12	71,000,000	70,992,111

Thunder Bay Funding, LLC	a,b,c	0.21%		10/09/12	27,018,000	27,016,739
	a,b,c	0.20%		10/15/12	19,333,000	19,331,496
	a,b,c	0.21%		10/15/12	34,000,000	33,997,223
	a,b,c	0.21%		10/22/12	10,000,000	9,998,804
	a,b,c	0.20%		11/08/12	28,057,000	28,051,077

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Windmill Funding Corp	a,b,c	0.40%		10/09/12	15,000,000	14,998,667

						2,014,096,807

Financial Company Commercial Paper 9.0%
BNZ International Funding Ltd	a	0.25%		11/01/12	16,000,000	15,996,556

General Electric Capital Corp		0.34%		10/12/12	95,000,000	94,990,131
		0.33%		10/23/12	33,000,000	32,993,345
		0.33%		10/24/12	4,000,000	3,999,157
		0.32%		11/06/12	34,000,000	33,989,120
		0.32%		11/07/12	63,000,000	62,979,280
		0.35%		12/11/12	52,000,000	51,964,106
		0.37%		12/17/12	31,000,000	30,975,467
		0.32%		02/11/13	35,000,000	34,958,622
		0.31%		02/26/13	3,000,000	2,996,177
		0.30%		03/04/13	9,000,000	8,988,450

HSBC USA, Inc		0.32%		10/11/12	69,000,000	68,993,962
		0.32%		10/23/12	2,000,000	1,999,609

ING (US) Funding, LLC	a	0.38%		10/04/12	12,000,000	11,999,620
	a	0.38%		10/05/12	100,000,000	99,995,778
	a	0.37%		10/17/12	14,000,000	13,997,698
	a	0.39%		11/01/12	19,000,000	18,993,619
	a	0.36%		11/06/12	34,000,000	33,987,760

JP Morgan Chase & Co		0.27%		10/02/12	10,000,000	9,999,925
		0.23%		12/12/12	19,000,000	18,991,260
		0.23%		12/17/12	65,000,000	64,968,024
		0.27%		01/04/13	23,000,000	22,983,612

Lloyds TSB Bank PLC		0.36%		12/11/12	33,000,000	32,976,895

Nationwide Building Society		0.45%		01/10/13	45,000,000	44,943,187

Nordea North America, Inc	a	0.34%		02/01/13	41,000,000	40,952,372
	a	0.35%		02/25/13	71,000,000	70,898,529
	a	0.35%		02/27/13	103,000,000	102,850,793

NRW.BANK		0.24%		11/29/12	143,000,000	142,943,753

RBS Holdings USA, Inc	a,c	0.47%		12/07/12	49,000,000	48,957,139

State Street Corp		0.25%		10/11/12	4,000,000	3,999,722
		0.27%		10/15/12	66,000,000	65,993,070
		0.23%		01/09/13	1,000,000	999,361

Swedbank AB		0.45%		10/03/12	2,000,000	1,999,950
		0.30%		11/28/12	10,000,000	9,995,167

Westpac Banking Corp	c	0.40%		01/02/13	5,000,000	4,994,833

Westpac Securities NZ Ltd	a,c	0.20%		12/21/12	2,000,000	1,999,100

						1,316,245,149

Other Commercial Paper 2.3%
BHP Billiton Finance (USA) Ltd	a,c	0.20%		11/27/12	5,000,000	4,998,417
	a,c	0.20%		11/28/12	62,000,000	61,980,022

Reckitt Benckiser Treasury Services PLC	a,c	0.49%		11/13/12	16,000,000	15,990,635
	a,c	0.48%		12/11/12	4,000,000	3,996,213
	a,c	0.56%		01/23/13	25,000,000	24,955,667

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,c	0.64%		03/08/13	26,000,000	25,926,969
	a,c	0.62%		03/18/13	15,325,000	15,280,660

Toyota Motor Credit Corp	a	0.44%		11/19/12	35,000,000	34,979,039
	a	0.32%		03/11/13	43,000,000	42,938,462
	a	0.32%		03/14/13	99,000,000	98,855,680

						329,901,764

Certificate of Deposit 28.5%
Australia & New Zealand Banking Group Ltd		0.36%		11/30/12	27,000,000	27,000,000

Bank of Montreal		0.19%		12/05/12	92,000,000	92,000,000
		0.31%		02/07/13	5,000,000	5,000,179
		0.30%		03/01/13	64,000,000	64,000,000

Bank of Nova Scotia		0.32%		10/04/12	41,000,000	41,000,000
		0.33%		10/16/12	7,000,000	7,000,000

Bank of the West		0.45%		10/25/12	27,000,000	27,000,000
		0.45%		11/14/12	15,000,000	15,000,000
		0.38%		01/08/13	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.32%		11/29/12	2,000,000	2,000,000
		0.32%		12/06/12	50,000,000	50,000,000
		0.30%		12/14/12	68,000,000	68,000,000
		0.32%		12/19/12	52,000,000	52,000,000
		0.32%		12/20/12	38,000,000	38,000,000
		0.56%		01/02/13	141,000,000	141,000,000
		0.50%		02/01/13	2,000,000	2,000,000

Barclays Bank PLC		0.66%		11/07/12	135,000,000	135,000,000
		0.70%		11/16/12	24,000,000	24,000,000
		0.65%		01/14/13	4,000,000	4,000,000
		0.69%		01/28/13	23,000,000	23,000,000
		0.74%		02/19/13	14,000,000	14,000,000
		0.74%		02/20/13	10,000,000	10,000,000
		0.69%		03/12/13	49,000,000	49,000,000
		0.67%		03/14/13	14,000,000	14,000,000

Chase Bank USA, NA		0.20%		10/17/12	183,000,000	183,000,000
		0.20%		10/22/12	40,000,000	40,000,000
		0.20%		10/26/12	11,000,000	11,000,000
		0.20%		10/30/12	2,000,000	2,000,000
		0.20%		11/19/12	49,000,000	49,000,000

Citibank, NA		0.58%		11/02/12	3,000,000	3,000,000
		0.58%		11/15/12	5,000,000	5,000,000
		0.41%		12/06/12	3,000,000	3,000,000
		0.36%		12/14/12	16,000,000	16,000,000

Commonwealth Bank of Australia		0.24%		10/18/12	96,000,000	96,000,000
		0.22%		01/07/13	37,000,000	37,000,000
		0.33%		02/12/13	74,000,000	74,000,000

Credit Suisse AG		0.50%		01/29/13	152,000,000	152,000,000
		0.39%		02/26/13	2,000,000	2,000,000

Deutsche Bank AG		0.47%		10/05/12	27,000,000	27,000,000
		0.47%		10/17/12	1,000,000	1,000,000
		0.42%		11/05/12	154,000,000	154,000,000
		0.41%		11/09/12	68,000,000	68,000,000
		0.34%		11/27/12	49,000,000	49,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

DNB Bank ASA		0.25%		11/13/12	31,000,000	31,000,000
		0.25%		11/16/12	70,000,000	70,000,000
		0.52%		01/08/13	14,000,000	14,000,000
		0.47%		01/22/13	17,000,000	17,000,000
		0.40%		02/19/13	39,000,000	39,000,000

HSBC Bank PLC		0.41%		01/10/13	8,000,000	8,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	33,000,000	33,000,000
		0.45%		10/10/12	108,000,000	108,000,000
		0.48%		10/18/12	1,000,000	1,000,003

Mitsubishi UFJ Trust & Banking Corp		0.38%		10/01/12	13,000,000	13,000,000
		0.32%		12/07/12	56,000,000	56,000,000
		0.54%		01/07/13	84,000,000	84,000,000
		0.50%		01/18/13	3,000,000	3,000,000
		0.53%		02/07/13	27,000,000	27,000,000
		0.49%		03/05/13	21,000,000	21,000,000
		0.48%		03/06/13	8,000,000	8,000,000

Mizuho Corporate Bank Ltd		0.40%		10/15/12	71,000,000	71,000,000
		0.33%		11/05/12	6,000,000	6,000,000
		0.33%		11/06/12	45,000,000	45,000,000
		0.34%		11/21/12	18,000,000	18,000,000
		0.32%		12/06/12	2,000,000	2,000,000
		0.51%		12/18/12	24,000,000	24,009,331
		0.31%		12/20/12	49,000,000	49,000,000

National Australia Bank Ltd		0.34%		10/19/12	55,000,000	55,000,000
		0.39%		12/12/12	59,000,000	59,000,000
		0.41%		01/08/13	12,000,000	12,000,000

Rabobank Nederland		0.51%		11/01/12	140,000,000	140,000,000
		0.51%		01/23/13	37,000,000	37,000,000
		0.48%		03/01/13	14,000,000	14,000,000

Skandinaviska Enskilda Banken AB		0.41%		10/22/12	17,000,000	17,000,000
		0.38%		11/20/12	39,000,000	39,000,000
		0.32%		12/21/12	58,000,000	58,000,000

State Street Bank & Trust Company, NA		0.21%		10/11/12	104,000,000	104,000,000
		0.20%		12/14/12	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp		0.30%		12/13/12	57,000,000	57,000,000
		0.30%		12/18/12	15,000,000	15,000,000
		0.30%		12/20/12	46,000,000	45,999,489
		0.36%		12/21/12	14,000,000	14,001,100
		0.51%		01/07/13	59,000,000	59,000,000
		0.49%		01/18/13	17,000,000	16,999,743
		0.47%		01/28/13	5,000,000	5,000,000
		0.46%		02/06/13	51,000,000	51,000,000

Sumitomo Mitsui Trust Bank Ltd		0.39%		10/19/12	62,000,000	62,000,000
		0.39%		11/01/12	10,000,000	10,000,000
		0.34%		12/18/12	71,000,000	71,000,000
		0.32%		01/02/13	2,000,000	2,000,000
		0.31%		01/10/13	7,000,000	7,000,000

Svenska Handelsbanken AB		0.28%		11/01/12	23,000,000	23,000,000
		0.34%		02/11/13	85,000,000	85,000,000

Swedbank AB		0.34%		10/29/12	44,000,000	44,000,000

Toronto-Dominion Bank		0.17%		11/13/12	29,000,000	29,000,000

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.19%		01/02/13	20,000,000	20,000,000
		0.30%		01/25/13	110,000,000	110,000,000
		0.29%		02/08/13	1,000,000	1,000,000

UBS AG		0.47%		10/29/12	67,000,000	67,000,000
		0.51%		11/09/12	145,000,000	145,000,000
		0.42%		01/10/13	2,000,000	2,000,000

Union Bank, NA		0.40%		10/30/12	54,000,000	54,000,000

Westpac Banking Corp		0.30%		11/08/12	4,000,000	4,000,000
		0.37%		12/14/12	6,000,000	6,000,000

						4,171,009,845

Government Agency Debt 4.6%
Fannie Mae		0.10%		10/15/12	1,119,000	1,118,956

Federal Home Loan Bank		0.12%		10/10/12	4,000,000	3,999,880
		0.13%		10/10/12	8,000,000	7,999,750
		0.11%		10/12/12	84,000,000	83,997,177
		0.13%		10/12/12	119,200,000	119,195,447
		0.12%		10/17/12	28,500,000	28,498,543
		0.10%		10/19/12	9,000,000	8,999,573
		0.13%		10/19/12	1,000,000	999,935
		0.06%		10/24/12	19,000,000	18,999,332
		0.09%		10/31/12	25,000,000	24,998,125
		0.12%		11/02/12	118,000,000	117,987,340
		0.13%		11/07/12	13,000,000	12,998,330
		0.09%		11/09/12	8,800,000	8,799,142
		0.14%		11/09/12	3,000,000	2,999,561
		0.09%		11/14/12	4,000,000	3,999,584
		0.12%		11/14/12	21,050,000	21,047,019
		0.13%		11/15/12	1,000,000	999,838
		0.12%		11/16/12	20,000,000	19,996,933
		0.11%		11/28/12	10,000,000	9,998,228

Freddie Mac		4.63%		10/25/12	9,200,000	9,226,973
		0.10%		11/05/12	40,000,000	39,996,111
		0.13%		11/14/12	3,000,000	2,999,542
		0.07%		11/19/12	15,000,000	14,998,571
		0.13%		11/19/12	11,210,000	11,208,093

Straight A Funding, LLC	a,b,c,f	0.18%		10/16/12	20,000,000	19,998,500
	a,b,c,f	0.18%		10/18/12	72,114,000	72,107,870

						668,168,353

Other Instrument 4.7%
Australia & New Zealand Banking Group Ltd	j	0.10%		10/01/12	190,000,000	190,000,000
	j	0.19%		10/03/12	147,000,000	147,000,000

Bank of Montreal	j	0.05%		10/01/12	55,000,000	55,000,000

Bank of Nova Scotia	j	0.07%		10/01/12	125,000,000	125,000,000

Citibank, NA	j	0.20%		10/02/12	134,000,000	134,000,000

Royal Bank of Canada	j	0.08%		10/01/12	45,000,000	45,000,000

						696,000,000

Other Note 1.0%
Bank of America, NA	h	0.35%		10/25/12	45,000,000	45,000,000

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	h	0.33%		10/29/12	5,000,000	5,000,000
	h	0.42%		12/07/12	93,000,000	93,000,000

						143,000,000

Treasury Debt 0.2%
United States Treasury Department		0.04%		10/25/12	30,000,000	29,999,260

Total Fixed-Rate Obligations
(Cost $9,368,421,178)						9,368,421,178

Variable-Rate Obligations 12.0% of net assets

Financial Company Commercial Paper 1.6%
Australia & New Zealand Banking Group Ltd		0.27%	10/22/12	11/26/12	27,000,000	27,000,000

JP Morgan Chase & Co		0.37%	10/22/12	02/21/13	48,000,000	48,000,000
		0.38%	10/01/12	03/01/13	45,000,000	45,000,000

Westpac Banking Corp	c	0.32%	10/04/12	02/04/13	7,000,000	7,000,000
	c	0.42%	10/09/12	02/07/13	105,000,000	105,000,000

						232,000,000

Certificate of Deposit 5.7%
Bank of Nova Scotia		0.27%	10/01/12	11/15/12	23,000,000	23,000,000
		0.30%	10/22/12	05/21/13	38,000,000	37,998,786
		0.43%	10/01/12	07/26/13	176,000,000	176,000,000

Canadian Imperial Bank of Commerce		0.39%	10/16/12	04/16/13	170,000,000	170,000,000
		0.31%	10/29/12	05/28/13	45,000,000	45,000,000

Sumitomo Mitsui Banking Corp		0.32%	10/01/12	11/02/12	49,000,000	49,000,000

Toronto-Dominion Bank		0.31%	10/22/12	04/22/13	20,000,000	20,000,000
		0.31%	10/29/12	05/28/13	94,000,000	94,000,000

Westpac Banking Corp		0.29%	10/01/12	11/26/12	79,000,000	79,000,000
		0.48%	10/11/12	07/11/13	40,000,000	40,000,000
		0.44%	10/23/12	08/23/13	107,000,000	107,000,000

						840,998,786

Government Agency Debt 0.9%
Freddie Mac	i	0.41%	10/10/12	08/09/13	125,000,000	125,000,000

Variable Rate Demand Note 1.2%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.39%		10/05/12	17,550,000	17,550,000

California
RAN 2012-2013 Series A1	c,g	0.21%		10/01/12	25,000,000	25,000,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.22%		10/05/12	1,875,000	1,875,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.32%		10/05/12	15,060,000	15,060,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.32%		10/05/12	20,000,000	20,000,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Texas
TRAN Series 2012	c,g	0.20%		10/01/12	103,000,000	103,000,000

						182,485,000

Other Note 2.6%
Commonwealth Bank of Australia	c,i	0.67%	10/29/12	10/25/13	150,000,000	150,000,000

JPMorgan Chase Bank, NA	i	0.34%	10/22/12	10/21/13	129,000,000	129,000,000

Royal Bank of Canada	i	0.27%	10/04/12	10/04/13	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,e	n/a	n/a	n/a	2,325,400	2,325,400

						381,325,400

Total Variable-Rate Obligations
(Cost $1,761,809,186)						1,761,809,186

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.0% of net assets

Government Agency Repurchase Agreement 22.9%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $7,280,000, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	7,000,123	7,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $73,840,001, issued 09/21/12, repurchase date 11/13/12.		0.18%		10/05/12	71,004,970	71,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $253,760,000, issued 09/20/12, repurchase date 11/16/12.		0.18%		10/05/12	244,018,300	244,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $69,680,001, issued 08/27/12, repurchase date 10/11/12.		0.19%		10/05/12	67,013,791	67,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $144,560,000, issued 08/17/12, repurchase date 11/14/12.		0.20%		10/05/12	139,037,839	139,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $212,358,634, issued 07/24/12, repurchase date 10/23/12.		0.24%		10/05/12	204,099,280	204,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $344,020,001, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	334,006,958	334,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $154,248,480, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	151,222,466	151,219,820
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $15,302,054, issued 09/28/12, repurchase date 10/05/12.		0.20%		10/05/12	15,000,583	15,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $206,040,256, issued 08/20/12, repurchase date 11/20/12.	d	0.25%		11/20/12	202,129,056	202,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,000,001, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	50,001,042	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $125,144,475, issued 09/24/12, repurchase date 10/15/12.		0.18%		10/05/12	120,006,600	120,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $72,800,000, issued 09/24/12, repurchase date 10/24/12.		0.18%		10/05/12	70,003,850	70,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $227,744,335, issued 09/07/12, repurchase date 10/09/12.		0.20%		10/05/12	219,034,067	219,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $119,288,927, issued 09/20/12, repurchase date 11/20/12.		0.20%		10/05/12	114,009,500	114,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $79,052,978, issued 09/27/12, repurchase date 11/26/12.		0.22%		10/05/12	76,003,716	76,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $78,750,001, issued 09/28/12, repurchase date 10/05/12.		0.21%		10/05/12	75,003,063	75,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $144,200,000, issued 09/28/2012, repurchase date 10/01/2012.		0.25%		10/01/12	140,002,917	140,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $92,258,765, issued 09/07/12, repurchase date 10/10/12.	d	0.26%		10/10/12	88,020,973	88,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $489,250,000, issued 09/28/12, repurchase date 10/01/12.		0.19%		10/01/12	475,007,521	475,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $118,450,001, issued 09/21/12, repurchase date 10/22/12.		0.18%		10/05/12	115,008,050	115,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $39,140,000, issued 09/05/12, repurchase date 10/09/12.		0.19%		10/05/12	38,006,017	38,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $66,950,000, issued 09/25/12, repurchase date 10/09/12.		0.19%		10/05/12	65,003,431	65,000,000

Morgan Stanley & Co, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $132,672,085, issued 09/24/12, repurchase date 10/01/12.		0.12%		10/01/12	130,003,033	130,000,000

UBS Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $117,460,254, issued 09/24/12, repurchase date 10/01/12.		0.20%		10/01/12	115,004,472	115,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $30,600,000, issued 09/28/12, repurchase date 10/01/12.		0.22%		10/01/12	30,000,550	30,000,000

						3,354,219,820

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Repurchase Agreement 0.6%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $40,800,080, issued 09/28/12, repurchase date 10/01/12.		0.20%		10/01/12	40,000,667	40,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $45,900,063, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	45,000,563	45,000,000

						85,000,000

Other Repurchase Agreement 0.5%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $21,000,001, issued 09/28/12, repurchase date 10/01/12.		0.23%		10/01/12	20,000,383	20,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $15,750,000, issued 09/28/12, repurchase date 10/01/12.		0.28%		10/01/12	15,000,350	15,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $45,150,004, issued 09/13/12, repurchase date 12/20/12.	d	0.50%		12/20/12	43,058,528	43,000,000

						78,000,000

Total Repurchase Agreements
(Cost $3,517,219,820)						3,517,219,820

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $14,647,450,184.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,705,282,832 or 18.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $335,325,400 or 2.3% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

RAN —	Revenue anticipation note
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

10

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47697SEP12

 11

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

57.1%		Fixed-Rate Obligations	9,804,258,059	9,804,258,059
18.2%		Variable-Rate Obligations	3,123,707,780	3,123,707,780
29.9%		Repurchase Agreements	5,143,619,700	5,143,619,700

105.2%		Total Investments	18,071,585,539	18,071,585,539
(5	.2)%	Other Assets and Liabilities, Net		(901,134,089)

100.0%		Net Assets		17,170,451,450

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 57.1% of net assets

Government Agency Debt 54.3%
Fannie Mae		0.14%		10/01/12	345,826,000	345,826,000
		0.10%		10/15/12	150,000,000	149,994,167
		0.11%		10/22/12	50,000,000	49,996,792
		0.12%		10/24/12	15,000,000	14,998,850
		0.14%		10/31/12	100,000,000	99,988,333
		0.12%		10/31/12	59,741,000	59,735,026
		0.16%		11/01/12	572,175,442	572,097,841
		0.13%		11/01/12	292,534,231	292,502,743
		0.15%		12/03/12	259,803,000	259,734,802
		0.13%		12/05/12	30,000,000	29,992,904
		0.12%		12/26/12	100,000,000	99,971,333
		1.00%		12/27/12	170,500,000	170,830,663
		0.38%		12/28/12	150,000,000	150,064,964
		0.16%		01/02/13	169,542,000	169,474,113
		0.15%		01/02/13	271,705,647	271,600,936
		0.18%		01/09/13	1,500,000	1,499,271
		0.14%		01/14/13	100,000,000	99,959,167
		0.12%		01/14/13	100,000,000	99,965,000
		0.15%		02/13/13	3,539,000	3,537,076
		0.16%		02/14/13	5,500,000	5,496,779
		0.13%		02/19/13	75,000,000	74,961,812
		0.17%		02/20/13	25,000,000	24,983,236
		0.16%		02/20/13	25,497,000	25,480,909
		1.75%		02/22/13	136,000,000	136,839,038
		0.16%		03/01/13	50,000,000	49,966,444
		0.19%		04/01/13	175,000,000	174,831,903
		1.75%		05/07/13	100,130,000	101,074,420

Farm Credit System		4.50%		10/17/12	5,127,000	5,136,630
		0.16%		11/20/12	500,000	499,889

Federal Home Loan Bank		4.63%		10/10/12	7,705,000	7,713,375
		0.11%		10/12/12	100,000,000	99,996,639

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.13%		10/17/12	45,000,000	44,997,440
		0.12%		10/17/12	32,635,000	32,633,259
		0.15%		10/26/12	15,000,000	14,999,766
		0.13%		11/02/12	252,000,000	251,970,880
		0.16%		11/09/12	50,000,000	49,991,333
		0.13%		11/14/12	30,800,000	30,795,106
		4.50%		11/15/12	3,955,000	3,975,836
		0.14%		11/16/12	65,000,000	64,988,787
		0.21%		11/16/12	119,550,000	119,555,579
		0.13%		11/21/12	65,000,000	64,988,029
		0.18%		11/21/12	14,450,000	14,450,395
		0.14%		11/23/12	92,000,000	91,981,715
		0.20%		11/26/12	14,475,000	14,475,831
		0.13%		12/12/12	41,000,000	40,989,750
		0.13%		12/14/12	17,575,000	17,570,304
		0.13%		12/26/12	1,000,000	999,689
		0.19%		01/09/13	60,500,000	60,502,469
		0.18%		01/10/13	50,000,000	49,997,499
		0.19%		01/14/13	131,840,000	131,850,176
		0.17%		01/30/13	16,000,000	16,001,481
		0.17%		02/06/13	8,000,000	8,000,471
		0.18%		02/13/13	50,000,000	49,966,250
		0.17%		02/13/13	50,000,000	49,998,457
		0.16%		02/13/13	100,000,000	99,987,814
		0.13%		02/14/13	8,600,000	8,599,037
		0.18%		02/15/13	85,000,000	84,989,500
		0.16%		02/20/13	40,800,000	40,774,466
		0.13%		02/20/13	1,400,000	1,399,282
		0.18%		02/28/13	100,000,000	100,002,446
		0.83%		03/15/13	5,000,000	5,014,102
		0.16%		03/20/13	42,300,000	42,269,039
		0.25%		04/10/13	150,000,000	150,049,307
		0.25%		04/11/13	111,775,000	111,767,356
		0.23%		04/16/13	30,000,000	30,010,232
	d	0.25%		04/17/13	50,000,000	50,000,000
		0.37%		05/01/13	115,000,000	115,107,971
		0.20%		05/24/13	150,000,000	149,948,912
	d	0.30%		05/28/13	50,000,000	50,000,000
	d	0.25%		06/07/13	98,000,000	98,000,000
		0.17%		06/20/13	50,000,000	49,990,258
		0.25%		07/01/13	75,000,000	74,981,143
		0.25%		07/02/13	150,000,000	149,978,651
		0.21%		09/24/13	100,000,000	99,987,249

Freddie Mac		0.10%		10/02/12	100,000,000	99,999,722
		0.13%		10/09/12	34,000,000	33,999,018
		0.13%		10/16/12	100,000,000	99,994,583
		0.15%		11/01/12	100,000,000	99,987,083
		0.13%		11/06/12	70,000,000	69,990,900
		0.15%		11/13/12	61,000,000	60,989,346
		0.13%		11/13/12	3,298,000	3,297,488
		0.14%		11/14/12	75,000,000	74,987,167
		0.13%		11/27/12	65,000,000	64,986,621
		0.38%		11/30/12	235,420,000	235,497,732
		0.13%		12/10/12	24,900,000	24,893,948
		0.12%		12/11/12	100,000,000	99,976,333
		0.13%		12/18/12	100,000,000	99,971,833
		0.91%		12/26/12	290,000,000	290,519,147
		1.10%		12/27/12	300,000,000	300,679,536
		1.38%		01/09/13	200,000,000	200,642,159
		0.10%		01/15/13	100,000,000	99,970,556
		4.50%		01/15/13	21,985,000	22,262,080
		0.12%		01/16/13	50,000,000	49,982,167
		0.15%		01/22/13	3,700,000	3,698,258
		0.14%		01/29/13	25,000,000	24,988,333

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		02/04/13	10,000,000	9,994,750
		0.15%		02/27/13	55,000,000	54,965,854
		0.13%		04/09/13	80,000,000	79,945,111

Straight A Funding, LLC	a,b,e,f	0.18%		10/01/12	150,000,000	150,000,000
	a,b,e,f	0.18%		10/03/12	3,000,000	2,999,970
	a,b,e,f	0.18%		10/04/12	65,000,000	64,999,025
	a,b,e,f	0.18%		10/05/12	79,000,000	78,998,420
	a,b,e,f	0.18%		10/11/12	5,000,000	4,999,750
	a,b,e,f	0.18%		10/25/12	45,000,000	44,994,600
	a,b,e,f	0.18%		10/26/12	75,000,000	74,990,625
	a,b,e,f	0.18%		11/01/12	75,000,000	74,988,375
	a,b,e,f	0.18%		11/02/12	35,751,000	35,745,280
	a,b,e,f	0.18%		11/05/12	80,000,000	79,986,000
	a,b,e,f	0.18%		11/06/12	50,000,000	49,991,000
	a,b,e,f	0.18%		11/08/12	75,086,000	75,071,734

						9,331,272,826

Treasury Debt 2.8%
United States Treasury Department		0.13%		10/04/12	100,000,000	99,998,917
		0.10%		10/11/12	175,000,000	174,995,139
		0.07%		10/11/12	80,000,000	79,998,444
		0.10%		10/25/12	100,000,000	99,993,333
		0.05%		10/25/12	18,000,000	17,999,400

						472,985,233

Total Fixed-Rate Obligations
(Cost $9,804,258,059)						9,804,258,059

Variable-Rate Obligations 18.2% of net assets

Government Agency Debt 18.2%
Fannie Mae		0.29%	10/01/12	12/03/12	217,255,000	217,260,186
		0.31%	10/01/12	01/10/13	5,000,000	5,000,703

Farm Credit System		0.28%	10/01/12	11/26/12	4,450,000	4,450,890
		0.15%	10/04/12	02/04/13	75,000,000	75,000,089
		0.14%	10/21/12	02/21/13	95,000,000	95,004,045
		0.27%	10/01/12	07/10/13	2,000,000	2,001,177
		0.19%	10/24/12	07/24/13	92,690,000	92,713,430

Federal Home Loan Bank		2.88%		11/13/12	22,000,000	22,070,016
		0.33%	10/01/12	04/11/13	90,000,000	90,007,190
		0.20%	10/01/12	04/11/13	150,000,000	150,000,000
		0.32%	10/01/12	06/07/13	122,500,000	122,500,000
		0.16%	10/01/12	07/17/13	225,000,000	224,935,891
		0.18%	10/01/12	07/23/13	100,000,000	99,987,696
		0.16%	10/01/12	07/25/13	100,000,000	99,971,045
		0.19%	10/01/12	07/26/13	100,000,000	99,991,836
		0.18%	10/01/12	08/01/13	100,000,000	99,986,674
		0.19%	10/01/12	08/22/13	95,000,000	94,991,372
		0.27%	10/03/12	01/03/14	75,000,000	74,980,941
		0.20%	10/01/12	02/03/14	100,000,000	99,932,168

Freddie Mac		0.28%	10/01/12	10/12/12	75,000,000	75,000,502
		0.15%	10/27/12	12/27/12	100,460,000	100,467,268
		0.31%	10/01/12	01/24/13	123,690,000	123,697,545
		0.18%	10/04/12	02/04/13	200,000,000	199,964,874
		0.18%	10/21/12	03/21/13	115,000,000	115,026,496
		0.18%	10/06/12	05/06/13	350,000,000	349,970,466
		0.18%	10/03/12	06/03/13	25,000,000	24,998,425
		0.17%	10/17/12	06/17/13	213,840,000	213,796,855

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	d	0.41%	10/10/12	08/09/13	150,000,000	150,000,000

Total Variable-Rate Obligations
(Cost $3,123,707,780)						3,123,707,780

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 29.9% of net assets

Government Agency Repurchase Agreement 26.5%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $419,484,493, issued 09/27/12, repurchase date 10/04/12.		0.14%		10/04/12	400,010,889	400,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $314,190,738, issued 07/18/12, repurchase date 10/18/12.		0.24%		10/05/12	300,158,000	300,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $366,261,889, issued 07/24/12, repurchase date 10/23/12.		0.24%		10/05/12	350,170,333	350,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,000,000, issued 08/17/12, repurchase date 11/14/12.		0.20%		10/05/12	200,054,444	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,001, issued 08/28/12, repurchase date 11/15/12.		0.21%		10/05/12	100,022,167	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $312,000,000, issued 08/15/12, repurchase date 11/15/12.		0.21%		10/05/12	300,089,250	300,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,000, issued 09/19/12, repurchase date 12/12/12.		0.20%		10/05/12	100,008,889	100,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $840,097,675, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	823,634,113	823,619,700
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $204,002,562, issued 08/15/12, repurchase date 11/15/12.	c	0.26%		11/15/12	200,132,889	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $153,000,567, issued 08/20/12, repurchase date 11/20/12.	c	0.25%		11/20/12	150,095,833	150,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,001, issued 09/24/12, repurchase date 10/01/12.		0.18%		10/01/12	100,003,500	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,871,453, issued 09/20/12, repurchase date 11/20/12.		0.20%		10/05/12	200,016,667	200,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $336,000,001, issued 09/24/12, repurchase date 10/01/12.		0.21%		10/01/12	320,013,067	320,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $288,400,000, issued 09/05/12, repurchase date 10/09/12.		0.19%		10/05/12	280,044,333	280,000,000

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $77,250,000, issued 09/26/12, repurchase date 10/10/12.		0.18%		10/05/12	75,003,375	75,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $103,000,001, issued 09/27/12, repurchase date 10/11/12.		0.18%		10/05/12	100,004,000	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $257,500,000, issued 09/14/12, repurchase date 10/15/12.		0.16%		10/05/12	250,023,333	250,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $206,000,001, issued 09/21/12, repurchase date 10/22/12.		0.18%		10/05/12	200,014,000	200,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $112,200,000, issued 09/28/12, repurchase date 10/01/12.		0.22%		10/01/12	110,002,017	110,000,000

						4,558,619,700

Treasury Repurchase Agreement 3.4%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $596,700,045, issued 09/28/12, repurchase date 10/01/12.		0.20%		10/01/12	585,009,750	585,000,000

Total Repurchase Agreements
(Cost $5,143,619,700)						5,143,619,700

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $18,071,585,539.

a	Credit-enhanced security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $737,764,779 or 4.3% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $350,000,000 or 2.0% of net assets.
d	Callable security.
e	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
f	Asset-backed security.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 5

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47701SEP12

6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

92.0%	Fixed-Rate Obligations	20,834,235,316	20,834,235,316

92.0%	Total Investments	20,834,235,316	20,834,235,316
8.0%	Other Assets and Liabilities, Net		1,805,048,495

100.0%	Net Assets		22,639,283,811

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 92.0% of net assets

Treasury Debt 92.0%
United States Treasury Department		0.06%		10/04/12	48,076,000	48,075,778
		0.07%		10/04/12	179,976,000	179,975,025
		0.08%		10/04/12	243,762,000	243,760,375
		0.09%		10/04/12	28,227,000	28,226,788
		0.10%		10/04/12	223,000,000	222,998,157
		0.15%		10/04/12	21,450,000	21,449,741
		0.09%		10/11/12	1,200,000,000	1,199,970,201
		1.38%		10/15/12	1,257,000,000	1,257,605,028
		0.07%		10/18/12	150,000,000	149,995,219
		0.08%		10/18/12	1,595,000,000	1,594,942,379
		0.10%		10/18/12	146,197,000	146,190,440
		0.12%		10/18/12	75,000,000	74,995,839
		0.04%		10/25/12	16,916,000	16,915,583
		0.05%		10/25/12	679,790,000	679,767,606
		0.06%		10/25/12	500,000,000	499,980,000
		0.10%		10/25/12	150,000,000	149,989,750
		0.13%		10/25/12	350,000,000	349,970,717
		0.14%		10/25/12	200,000,000	199,982,000
		0.38%		10/31/12	396,000,000	396,083,668
		3.88%		10/31/12	469,000,000	470,437,054
		0.10%		11/08/12	1,000,000,000	999,894,075
		0.15%		11/08/12	185,000,000	184,971,685
		0.14%		11/15/12	53,220,000	53,210,553
		0.15%		11/15/12	150,000,000	149,972,813
		1.38%		11/15/12	1,092,000,000	1,093,675,893
		4.00%		11/15/12	1,007,000,000	1,011,771,597
		0.10%		11/23/12	450,000,000	449,932,094
		0.11%		11/23/12	100,000,000	99,984,542
		0.13%		11/23/12	49,500,000	49,490,526
		0.14%		11/23/12	250,000,000	249,947,368
		0.15%		11/23/12	250,000,000	249,946,632
		0.09%		11/29/12	250,000,000	249,962,510
		0.11%		11/29/12	350,000,000	349,938,337
		0.14%		11/29/12	300,000,000	299,930,675
		0.50%		11/30/12	424,000,000	424,257,269
		3.38%		11/30/12	1,693,134,000	1,702,154,716

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.10%		12/06/12	1,141,220,000	1,141,011,434
		0.15%		12/13/12	47,763,000	47,748,908
		1.13%		12/15/12	260,000,000	260,513,230
		0.10%		12/20/12	200,000,000	199,955,556
		0.11%		12/27/12	500,000,000	499,863,760
		0.15%		12/27/12	205,012,000	204,937,188
		0.63%		12/31/12	75,000,000	75,088,817
		1.38%		01/15/13	250,000,000	250,875,709
		0.63%		01/31/13	217,000,000	217,360,148
		2.88%		01/31/13	383,000,000	386,442,683
		1.38%		02/15/13	356,000,000	357,580,667
		3.88%		02/15/13	50,000,000	50,683,664
		0.14%		03/07/13	250,000,000	249,852,267
		1.38%		03/15/13	40,000,000	40,221,773
		0.75%		03/31/13	356,000,000	357,037,250
		2.50%		03/31/13	200,000,000	202,326,119
		1.75%		04/15/13	400,000,000	403,435,290
		3.13%		04/30/13	52,000,000	52,892,634
		0.19%		05/02/13	75,000,000	74,916,575
		0.50%		05/31/13	191,000,000	191,385,237
		3.50%		05/31/13	17,000,000	17,376,270
		0.18%		07/25/13	2,381,000	2,377,504

Total Fixed-Rate Obligations
(Cost $20,834,235,316)						20,834,235,316

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $20,834,235,316.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47702SEP12

 3

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

26.5%	Fixed-Rate Obligations	137,605,669	137,605,669
72.9%	Repurchase Agreements	377,692,348	377,692,348

99.4%	Total Investments	515,298,017	515,298,017
0.6%	Other Assets and Liabilities, Net		3,159,234

100.0%	Net Assets		518,457,251

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 26.5% of net assets

Treasury Debt 26.5%
United States Treasury Department		0.06%		10/04/12	41,292,000	41,291,809
		1.38%		10/15/12	2,000,000	2,000,958
		0.08%		10/18/12	5,000,000	4,999,821
		0.09%		10/18/12	1,000,000	999,956
		0.05%		10/25/12	2,000,000	1,999,933
		0.38%		10/31/12	4,000,000	4,000,847
		3.88%		10/31/12	12,000,000	12,036,888
		0.10%		11/08/12	2,000,000	1,999,789
		0.11%		11/15/12	2,000,000	1,999,736
		4.00%		11/15/12	10,000,000	10,047,826
		0.13%		11/23/12	500,000	499,904
		0.11%		11/29/12	10,000,000	9,998,238
		3.38%		11/30/12	5,000,000	5,026,521
		0.10%		12/06/12	10,000,000	9,998,116
		0.15%		12/13/12	1,000,000	999,706
		0.15%		12/20/12	500,000	499,839
		0.13%		12/27/12	1,000,000	999,679
		1.38%		02/15/13	2,000,000	2,008,912
		0.14%		03/21/13	10,000,000	9,993,445
		0.75%		03/31/13	5,000,000	5,014,825
		3.13%		04/30/13	11,000,000	11,188,921

Total Fixed-Rate Obligations
(Cost $137,605,669)						137,605,669

 1

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 72.9% of net assets

Treasury Repurchase Agreement 72.9%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $102,000,098, issued 09/28/12, repurchase date 10/01/12.		0.20%		10/01/12	100,001,667	100,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $75,169,287, issued 09/28/12, repurchase date 10/01/12.		0.20%		10/01/12	73,693,576	73,692,348

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $20,400,018, issued 09/24/12, repurchase date 10/01/12.		0.12%		10/01/12	20,000,467	20,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $25,500,022, issued 09/25/12, repurchase date 10/02/12.		0.11%		10/02/12	25,000,535	25,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $10,200,009, issued 09/26/12, repurchase date 10/03/12.		0.13%		10/03/12	10,000,253	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $45,900,040, issued 09/28/12, repurchase date 10/05/12.		0.14%		10/05/12	45,001,225	45,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $4,080,072, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	4,000,050	4,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $102,000,120, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	100,001,250	100,000,000

Total Repurchase Agreements
(Cost $377,692,348)						377,692,348

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $515,298,017.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these

2

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REGxxxxxSEP12

 3

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

60.4%	Fixed-Rate Obligations	8,995,924,402	8,995,924,402
13.2%	Variable-Rate Obligations	1,961,120,048	1,961,120,048
26.4%	Repurchase Agreements	3,935,429,900	3,935,429,900

100.0%	Total Investments	14,892,474,350	14,892,474,350
0.0%	Other Assets and Liabilities, Net		3,721,628

100.0%	Net Assets		14,896,195,978

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 60.4% of net assets

Asset Backed Commercial Paper 10.5%
Alpine Securitization Corp	a,b,c	0.46%		02/04/13	10,000,000	9,983,900

Atlantis One Funding Corp	a,b,c	0.30%		10/04/12	32,000,000	31,999,200
	a,b,c	0.53%		01/02/13	28,572,000	28,532,880
	a,b,c	0.53%		01/08/13	40,000,000	39,941,700
	a,b,c	0.50%		03/04/13	11,000,000	10,976,472

CAFCO, LLC	a,b,c	0.57%		11/02/12	22,000,000	21,988,853
	a,b,c	0.57%		11/06/12	34,000,000	33,980,620
	a,b,c	0.44%		12/04/12	12,000,000	11,990,613
	a,b,c	0.60%		02/22/13	79,000,000	78,810,400
	a,b,c	1.00%		03/04/13	4,000,000	3,982,889

Ciesco, LLC	a,b,c	0.62%		11/08/12	18,000,000	17,988,220
	a,b,c	0.45%		12/03/12	13,000,000	12,989,763
	a,b,c	1.01%		02/01/13	21,000,000	20,928,250
	a,b,c	1.00%		03/04/13	65,000,000	64,721,944

CRC Funding, LLC	a,b,c	0.70%		10/22/12	5,000,000	4,997,958
	a,b,c	0.68%		10/24/12	44,000,000	43,980,884
	a,b,c	0.62%		11/02/12	32,000,000	31,982,364
	a,b,c	0.44%		12/17/12	36,000,000	35,966,120
	a,b,c	1.00%		02/01/13	61,000,000	60,791,583

Crown Point Capital Company, LLC	a,b,c	0.43%		12/10/12	2,000,000	1,998,328

Fairway Finance Co, LLC	a,b,c	0.24%		01/09/13	17,000,000	16,988,667

Govco, LLC	a,b,c	0.63%		11/02/12	62,000,000	61,965,280
	a,b,c	0.62%		11/06/12	54,000,000	53,966,520
	a,b,c	0.57%		11/14/12	72,000,000	71,949,840
	a,b,c	0.52%		11/15/12	14,000,000	13,990,900
	a,b,c	0.44%		12/17/12	14,000,000	13,986,824

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.44%		12/18/12	22,000,000	21,979,027

Jupiter Securitization Corp	a,b,c	0.22%		10/18/12	51,000,000	50,994,702

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.23%		10/02/12	16,000,000	15,999,898
	a,b,c	0.23%		10/12/12	7,000,000	6,999,508
	a,b,c	0.22%		10/19/12	8,000,000	7,999,120
	a,b,c	0.27%		10/22/12	27,000,000	26,995,748

Market Street Funding Corp	a,b,c	0.05%		10/01/12	38,000,000	38,000,000
	a,b,c	0.21%		12/07/12	60,070,000	60,046,523
	a,b,c	0.21%		12/12/12	27,000,000	26,988,660
	a,b,c	0.23%		01/07/13	19,000,000	18,988,104

MetLife Short Term Funding, LLC	a,b,c	0.40%		02/05/13	44,000,000	43,937,911
	a,b,c	0.40%		02/11/13	76,000,000	75,889,093

Old Line Funding, LLC	a,b,c	0.20%		11/19/12	50,066,000	50,052,371

Sheffield Receivables Corp	a,b,c	0.30%		10/24/12	3,000,000	2,999,425
	a,b,c	0.30%		10/25/12	30,000,000	29,994,000
	a,b,c	0.30%		10/26/12	20,000,000	19,995,833
	a,b,c	0.30%		10/30/12	44,000,000	43,989,367

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.40%		10/11/12	79,000,000	78,991,222

Thunder Bay Funding, LLC	a,b,c	0.21%		11/05/12	22,412,000	22,407,424
	a,b,c	0.21%		11/09/12	14,924,000	14,920,605
	a,b,c	0.20%		11/14/12	70,700,000	70,682,718
	a,b,c	0.25%		01/18/13	19,085,000	19,070,554

Windmill Funding Corp	a,b,c	0.40%		10/09/12	20,000,000	19,998,222

						1,569,301,007

Financial Company Commercial Paper 10.8%
Commonwealth Bank of Australia	c	0.20%		12/04/12	5,000,000	4,998,222
	c	0.36%		12/05/12	79,000,000	78,948,650

General Electric Capital Corp		0.34%		10/17/12	96,000,000	95,985,493
		0.33%		10/23/12	41,000,000	40,991,732
		0.33%		10/24/12	25,000,000	24,994,729
		0.32%		11/06/12	78,000,000	77,975,040
		0.32%		11/07/12	100,000,000	99,967,111
		0.35%		12/11/12	15,000,000	14,989,646
		0.37%		12/17/12	29,000,000	28,977,050

HSBC USA, Inc		0.32%		10/30/12	75,000,000	74,980,667

ING (US) Funding, LLC	a	0.37%		10/17/12	148,000,000	147,975,662
	a	0.36%		11/06/12	40,000,000	39,985,600

JP Morgan Chase & Co		0.27%		10/02/12	11,000,000	10,999,918
		0.28%		11/19/12	35,000,000	34,986,661
		0.27%		01/04/13	23,000,000	22,983,613
		0.30%		03/08/13	43,000,000	42,943,383

Lloyds TSB Bank PLC		0.40%		12/05/12	16,000,000	15,988,444

Nationwide Building Society		0.45%		01/10/13	49,000,000	48,938,138

Nordea North America, Inc	a	0.35%		02/08/13	41,000,000	40,948,181
	a	0.36%		02/19/13	8,000,000	7,988,720
	a	0.35%		02/22/13	22,000,000	21,969,200

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a	0.37%		02/22/13	19,000,000	18,972,260
	a	0.35%		02/25/13	51,000,000	50,927,112
	a	0.35%		02/27/13	83,000,000	82,879,765

NRW.BANK		0.24%		11/29/12	143,000,000	142,943,753

RBS Holdings USA, Inc	a,c	0.50%		11/30/12	15,000,000	14,987,500
	a,c	0.49%		12/18/12	19,000,000	18,979,828

Skandinaviska Enskilda Banken AB		0.36%		10/19/12	12,000,000	11,997,840
		0.31%		12/21/12	13,000,000	12,990,933

State Street Corp		0.25%		10/11/12	58,000,000	57,995,972
		0.27%		10/15/12	14,000,000	13,998,530
		0.23%		01/09/13	1,000,000	999,361

Swedbank AB		0.33%		11/07/12	8,000,000	7,997,328
		0.31%		11/08/12	35,000,000	34,988,547
		0.30%		11/28/12	16,000,000	15,992,267

Westpac Banking Corp	c	0.40%		01/02/13	72,000,000	71,925,600
	c	0.40%		01/03/13	28,000,000	27,970,756

Westpac Securities NZ Ltd	a,c	0.20%		12/21/12	36,000,000	35,983,800

						1,601,047,012

Other Commercial Paper 2.0%
Catholic Health Initiatives
Taxable CP Notes Series A		0.21%		10/16/12	30,000,000	30,000,000
		0.21%		12/10/12	6,000,000	6,000,000

Reckitt Benckiser Treasury Services PLC	a,c	0.50%		10/05/12	18,000,000	17,999,000
	a,c	0.48%		12/11/12	1,000,000	999,053
	a,c	0.50%		12/12/12	5,000,000	4,995,000
	a,c	0.54%		12/13/12	13,000,000	12,985,765
	a,c	0.56%		01/23/13	25,000,000	24,955,667
	a,c	0.64%		03/08/13	28,000,000	27,921,351
	a,c	0.49%		06/10/13	21,000,000	20,927,970

Toyota Motor Credit Corp	a	0.40%		11/07/12	9,000,000	8,996,300
	a	0.44%		11/19/12	30,000,000	29,982,033
	a	0.32%		03/11/13	50,000,000	49,928,445
	a	0.32%		03/18/13	8,000,000	7,988,053
	a	0.32%		03/20/13	44,000,000	43,933,511

Univ of California
CP Series B		0.18%		12/11/12	5,000,000	4,998,225

						292,610,373

Certificate of Deposit 29.6%
Australia & New Zealand Banking Group Ltd		0.36%		11/30/12	24,000,000	24,000,000

Bank of Montreal		0.31%		02/07/13	15,000,000	15,000,537
		0.31%		02/11/13	87,000,000	87,000,000

Bank of Nova Scotia		0.32%		10/04/12	95,000,000	95,000,000
		0.33%		10/16/12	7,000,000	7,000,000

Bank of the West		0.45%		10/25/12	9,000,000	9,000,000
		0.45%		12/04/12	36,000,000	36,000,000
		0.38%		01/08/13	3,000,000	3,000,000

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Tokyo Mitsubishi UFJ, Ltd		0.32%		12/06/12	55,000,000	55,000,000
		0.32%		12/19/12	112,000,000	112,000,000
		0.32%		12/20/12	26,000,000	26,000,000
		0.56%		01/02/13	152,000,000	152,000,000
		0.52%		01/10/13	6,000,000	6,003,526

Barclays Bank PLC		0.66%		10/30/12	54,000,000	54,000,000
		0.66%		11/07/12	15,000,000	15,000,000
		0.70%		11/16/12	138,000,000	138,000,000
		0.69%		03/12/13	15,000,000	15,000,000

Chase Bank USA, NA		0.20%		10/17/12	158,000,000	158,000,000
		0.20%		10/22/12	40,000,000	40,000,000
		0.20%		10/26/12	2,000,000	2,000,000
		0.20%		10/30/12	43,000,000	43,000,000
		0.20%		11/19/12	57,000,000	57,000,000

Citibank, NA		0.58%		11/15/12	57,000,000	57,000,000

Commonwealth Bank of Australia		0.22%		01/07/13	21,000,000	21,000,000
		0.33%		02/08/13	20,000,000	20,000,000

Credit Suisse AG		0.54%		01/17/13	48,000,000	48,000,000
		0.50%		01/29/13	103,000,000	103,000,000

Deutsche Bank AG		0.46%		10/25/12	25,000,000	25,000,000
		0.42%		11/05/12	32,000,000	32,000,000
		0.39%		11/08/12	36,000,000	36,000,000
		0.41%		11/09/12	155,000,000	155,000,000
		0.34%		11/26/12	91,000,000	91,000,000

DNB Bank ASA		0.33%		11/07/12	20,000,000	20,000,000
		0.25%		11/16/12	75,000,000	75,000,000
		0.25%		11/20/12	9,000,000	9,000,000
		0.53%		01/03/13	18,000,000	18,000,000
		0.51%		01/14/13	57,000,000	57,000,000

HSBC Bank PLC		0.43%		01/18/13	59,000,000	59,000,891

Lloyds TSB Bank PLC		0.45%		10/01/12	90,000,000	90,000,000
		0.45%		10/10/12	33,000,000	33,000,000

Mitsubishi UFJ Trust & Banking Corp		0.32%		12/07/12	20,000,000	20,000,000
		0.54%		01/07/13	14,000,000	14,000,000
		0.53%		02/07/13	24,000,000	24,000,000
		0.49%		03/05/13	55,000,000	55,000,000
		0.48%		03/06/13	55,000,000	55,000,000

Mizuho Corporate Bank Ltd		0.40%		10/15/12	76,000,000	76,000,000
		0.33%		11/06/12	70,000,000	70,000,000
		0.32%		12/06/12	2,000,000	2,000,000
		0.31%		12/20/12	76,000,000	76,000,000

National Australia Bank Ltd		0.34%		10/19/12	70,000,000	70,000,000
		0.34%		10/22/12	4,000,000	4,000,000
		0.34%		10/25/12	38,000,000	38,000,000
		0.41%		01/08/13	51,000,000	51,000,000
		0.38%		05/30/13	75,000,000	75,000,000
		0.34%		06/17/13	13,000,000	13,000,000

Rabobank Nederland		0.51%		11/01/12	159,000,000	159,000,000
		0.51%		01/23/13	120,000,000	120,000,000
		0.48%		03/01/13	15,000,000	15,000,000

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Skandinaviska Enskilda Banken AB		0.41%		10/22/12	31,000,000	31,000,000
		0.38%		11/20/12	15,000,000	15,000,000
		0.32%		12/21/12	45,000,000	45,000,000

State Street Bank & Trust Company, NA		0.18%		12/06/12	112,000,000	112,000,000

Sumitomo Mitsui Banking Corp
		0.30%		12/13/12	78,000,000	78,000,000
		0.30%		12/18/12	27,000,000	27,000,000
		0.36%		12/21/12	25,000,000	25,001,964
		0.32%		01/02/13	18,000,000	18,000,000
		0.51%		01/07/13	104,000,000	104,000,000
		0.47%		02/01/13	46,000,000	46,000,000

Sumitomo Mitsui Trust Bank Ltd		0.39%		11/01/12	33,000,000	33,000,000
		0.38%		11/08/12	32,000,000	32,000,000
		0.34%		12/18/12	77,000,000	77,000,000
		0.32%		01/02/13	6,000,000	6,000,000
		0.31%		01/10/13	22,000,000	22,000,000

Svenska Handelsbanken AB		0.29%		10/25/12	21,000,000	21,000,000
		0.28%		11/01/12	9,000,000	9,000,000
		0.25%		11/07/12	72,000,000	72,000,000

Toronto-Dominion Bank		0.17%		11/13/12	144,000,000	144,000,000
		0.19%		01/02/13	67,000,000	67,000,000
		0.30%		01/25/13	96,000,000	96,000,000
		0.29%		02/08/13	57,000,000	57,000,000
		0.29%		02/13/13	10,000,000	10,000,000

UBS AG		0.51%		11/09/12	228,000,000	228,000,000

Westpac Banking Corp		0.30%		11/08/12	4,000,000	4,000,000

						4,414,006,918

Government Agency Debt 2.7%
Federal Home Loan Bank		0.13%		10/04/12	5,500,000	5,499,940
		0.13%		10/05/12	57,000,000	56,999,208
		0.12%		10/10/12	5,000,000	4,999,850
		0.13%		10/12/12	153,000,000	152,994,156
		0.12%		10/17/12	31,000,000	30,998,416
		0.09%		10/31/12	15,700,000	15,698,823
		0.12%		11/02/12	3,000,000	2,999,693
		0.08%		11/09/12	2,400,000	2,399,792
		0.12%		11/16/12	60,200,000	60,190,769
		0.11%		11/23/12	9,000,000	8,998,543
		0.11%		11/28/12	10,000,000	9,998,228

Freddie Mac		0.10%		11/05/12	20,000,000	19,998,056

Straight A Funding, LLC	a,b,c,f	0.18%		10/16/12	25,186,000	25,184,111

						396,959,585

Other Instrument 3.8%
Australia & New Zealand Banking Group Ltd	j	0.10%		10/01/12	17,000,000	17,000,000
	j	0.19%		10/03/12	274,000,000	274,000,000

Bank of Nova Scotia	j	0.07%		10/01/12	100,000,000	100,000,000

Citibank, NA	j	0.20%		10/02/12	121,000,000	121,000,000

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Royal Bank of Canada	j	0.08%		10/01/12	55,000,000	55,000,000

						567,000,000

Other Note 0.9%
Bank of America, NA	h	0.35%		10/25/12	30,000,000	30,000,000
	h	0.42%		12/07/12	97,000,000	97,000,000
	h	0.40%		12/20/12	8,000,000	8,000,000

						135,000,000

Treasury Debt 0.1%
United States Treasury Department		0.04%		10/25/12	20,000,000	19,999,507

Total Fixed-Rate Obligations
(Cost $8,995,924,402)						8,995,924,402

Variable-Rate Obligations 13.2% of net assets

Financial Company Commercial Paper 2.4%
Australia & New Zealand Banking Group Ltd		0.27%	10/22/12	11/26/12	131,000,000	131,000,000

JP Morgan Chase & Co		0.38%	10/01/12	03/01/13	109,000,000	109,000,000

Westpac Banking Corp	c	0.42%	10/09/12	02/07/13	118,000,000	118,000,000

						358,000,000

Certificate of Deposit 4.4%
Bank of Nova Scotia		0.27%	10/01/12	11/15/12	57,000,000	57,000,000
		0.43%	10/01/12	07/26/13	127,000,000	127,000,000

Canadian Imperial Bank of Commerce		0.39%	10/16/12	04/16/13	124,000,000	124,000,000
		0.32%	10/11/12	06/11/13	100,000,000	100,000,000

Sumitomo Mitsui Banking Corp		0.32%	10/01/12	11/02/12	55,000,000	55,000,000

Toronto-Dominion Bank		0.31%	10/22/12	04/22/13	74,000,000	74,000,000

Westpac Banking Corp		0.29%	10/01/12	11/26/12	116,000,000	116,000,000

						653,000,000

Government Agency Debt 2.4%
Freddie Mac	i	0.41%	10/10/12	08/09/13	350,000,000	350,000,000

Variable Rate Demand Note 0.3%
California
RAN 2012-2013 Series A1	c,g	0.21%		10/01/12	26,000,000	26,000,000

EMF, LLC
Bonds (One Workplace) Series 2012	a	0.35%		10/05/12	4,600,000	4,600,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.22%		10/05/12	2,810,000	2,810,000

New Jersey Economic Development Auth
Economic Development Bonds (MSNBC/CNBC) Series 1997A	a,c	0.30%		10/01/12	200,000	200,000

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Texas
TRAN Series 2012	c,g	0.20%		10/01/12	11,000,000	11,000,000

						44,610,000

Other Note 3.7%
Commonwealth Bank of Australia	c,i	0.67%	10/29/12	10/25/13	50,000,000	50,000,000

JPMorgan Chase Bank, NA	h	0.34%	10/22/12	12/21/12	500,000,000	500,000,000

Whistlejacket Capital, LLC	d,e	n/a	n/a	n/a	5,510,048	5,510,048

						555,510,048

Total Variable-Rate Obligations
(Cost $1,961,120,048)						1,961,120,048

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 26.4% of net assets

Government Agency Repurchase Agreement 25.6%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $7,280,000, issued 09/21/12, repurchase date 11/13/12.		0.18%		10/05/12	7,000,490	7,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $218,400,000, issued 09/20/12, repurchase date 11/16/12.		0.18%		10/05/12	210,015,750	210,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $188,240,001, issued 08/17/12, repurchase date 11/14/12.		0.20%		10/05/12	181,049,272	181,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $48,880,000, issued 09/24/12, repurchase date 12/17/12.		0.20%		10/05/12	47,002,872	47,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $313,528,610, issued 07/24/12, repurchase date 10/23/12.		0.24%		10/05/12	301,146,487	301,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $306,940,000, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	298,006,208	298,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $244,218,707, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	239,434,090	239,429,900
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $280,502,913, issued 08/20/12, repurchase date 11/20/12.	d	0.25%		11/20/12	275,175,694	275,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $88,400,000, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	85,001,771	85,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,046,968, issued 09/21/12, repurchase date 10/05/12.		0.17%		10/05/12	50,003,306	50,000,000

 7

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $125,141,939, issued 09/24/12, repurchase date 10/15/12.		0.18%		10/05/12	120,006,600	120,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $72,800,001, issued 09/24/12, repurchase date 10/24/12.		0.18%		10/05/12	70,003,850	70,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $178,880,001, issued 09/07/12, repurchase date 10/09/12.		0.20%		10/05/12	172,026,756	172,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $71,069,956, issued 09/20/12, repurchase date 11/20/12.		0.20%		10/05/12	68,005,667	68,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $194,250,000, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	185,003,238	185,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $71,400,000, issued 09/26/12, repurchase date 10/03/12.		0.22%		10/03/12	68,002,909	68,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $130,200,000, issued 09/27/12, repurchase date 10/04/12.		0.21%		10/04/12	124,005,063	124,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $38,850,000, issued 09/28/12, repurchase date 10/05/12.		0.21%		10/05/12	37,001,511	37,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $164,800,000, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	160,003,333	160,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $437,750,000, issued 09/28/12, repurchase date 10/01/12.		0.19%		10/01/12	425,006,729	425,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $110,210,001, issued 09/26/12, repurchase date 10/10/12.		0.18%		10/05/12	107,004,815	107,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $128,750,000, issued 09/21/12, repurchase date 10/22/12.		0.18%		10/05/12	125,008,750	125,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $80,340,000, issued 09/25/12, repurchase date 10/09/12.		0.19%		10/05/12	78,004,117	78,000,000

Morgan Stanley & Co. LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $142,021,606, issued 09/24/12, repurchase date 10/01/12.		0.12%		10/01/12	139,003,243	139,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $102,000,000, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	100,002,083	100,000,000

UBS Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $76,662,979, issued 09/24/12, repurchase date 10/01/12.		0.20%		10/01/12	75,002,917	75,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $75,480,001, issued 09/21/12, repurchase date 10/05/12.		0.18%		10/05/12	74,005,180	74,000,000

						3,820,429,900

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $56,100,001, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	55,000,688	55,000,000

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $15,750,002, issued 09/28/12, repurchase date 10/01/12.		0.23%		10/01/12	15,000,288	15,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $21,000,000, issued 09/28/12, repurchase date 10/01/12.		0.28%		10/01/12	20,000,467	20,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $26,250,025, issued 08/01/12, repurchase date 11/14/12.	d	0.54%		11/14/12	25,039,375	25,000,000

						60,000,000

Total Repurchase Agreements
(Cost $3,935,429,900)						3,935,429,900

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $14,892,474,350.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,164,263,280 or 14.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $305,510,048 or 2.1% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
RAN —	Revenue anticipation note
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,

 9

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47698SEP12

10

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

64.6%	Fixed-Rate Obligations	22,847,858,046	22,847,858,046
13.0%	Variable-Rate Obligations	4,607,131,857	4,607,131,857
22.4%	Repurchase Agreements	7,907,596,375	7,907,596,375

100.0%	Total Investments	35,362,586,278	35,362,586,278
0.0%	Other Assets and Liabilities, Net		9,635,262

100.0%	Net Assets		35,372,221,540

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 64.6% of net assets

Asset Backed Commercial Paper 11.3%
Alpine Securitization Corp	a,b,c	0.46%		02/04/13	13,000,000	12,979,070

Atlantis One Funding Corp	a,b,c	0.30%		10/04/12	71,000,000	70,998,225
	a,b,c	0.53%		12/06/12	7,000,000	6,993,198
	a,b,c	0.53%		01/02/13	170,000,000	169,767,242
	a,b,c	0.53%		01/08/13	4,000,000	3,994,170
	a,b,c	0.52%		01/24/13	234,000,000	233,611,300
	a,b,c	0.50%		02/05/13	1,000,000	998,236
	a,b,c	0.50%		03/04/13	33,000,000	32,929,417
	a,b,c	0.41%		03/18/13	4,000,000	3,992,347
	a,b,c	0.41%		04/01/13	71,000,000	70,852,833

CAFCO, LLC	a,b,c	0.57%		11/02/12	1,000,000	999,493
	a,b,c	0.63%		11/02/12	7,000,000	6,996,080
	a,b,c	0.57%		11/06/12	33,000,000	32,981,190
	a,b,c	0.44%		12/04/12	51,000,000	50,960,107
	a,b,c	0.45%		12/04/12	3,000,000	2,997,600
	a,b,c	0.45%		12/14/12	21,000,000	20,980,575
	a,b,c	0.40%		12/19/12	4,000,000	3,996,489
	a,b,c	0.60%		02/22/13	7,000,000	6,983,200
	a,b,c	1.00%		03/04/13	179,000,000	178,234,278

Cancara Asset Securitisation, LLC	a,b,c	0.44%		10/09/12	6,000,000	5,999,413

Chariot Funding, LLC	a,b,c	0.22%		10/22/12	52,000,000	51,993,327
	a,b,c	0.22%		10/30/12	36,000,000	35,993,620
	a,b,c	0.19%		11/13/12	18,000,000	17,995,915
	a,b,c	0.24%		12/11/12	65,000,000	64,969,233
	a,b,c	0.25%		12/11/12	20,000,000	19,990,139
	a,b,c	0.24%		12/17/12	50,050,000	50,024,308
	a,b,c	0.24%		12/20/12	21,000,000	20,988,800
	a,b,c	0.24%		12/21/12	15,000,000	14,991,900
	a,b,c	0.24%		01/03/13	30,000,000	29,981,200

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.24%		01/04/13	22,000,000	21,986,067
	a,b,c	0.25%		01/10/13	50,000,000	49,964,930
	a,b,c	0.25%		01/11/13	27,000,000	26,980,875
	a,b,c	0.25%		01/14/13	38,000,000	37,972,292
	a,b,c	0.33%		02/25/13	17,000,000	16,977,092
	a,b,c	0.33%		03/06/13	24,000,000	23,965,680
	a,b,c	0.33%		03/07/13	19,000,000	18,972,656
	a,b,c	0.33%		03/08/13	4,000,000	3,994,207

Ciesco, LLC	a,b,c	0.63%		11/02/12	25,000,000	24,986,000
	a,b,c	0.62%		11/08/12	128,000,000	127,916,231
	a,b,c	0.45%		12/03/12	9,000,000	8,992,912
	a,b,c	1.00%		03/04/13	96,000,000	95,589,333

CRC Funding, LLC	a,b,c	0.70%		10/22/12	34,000,000	33,986,117
	a,b,c	0.68%		10/24/12	102,000,000	101,955,687
	a,b,c	0.62%		11/02/12	49,000,000	48,972,995
	a,b,c	0.62%		11/05/12	48,000,000	47,971,067
	a,b,c	0.57%		11/06/12	48,000,000	47,972,640
	a,b,c	0.44%		12/14/12	56,000,000	55,949,351
	a,b,c	0.45%		12/14/12	5,000,000	4,995,375
	a,b,c	1.01%		02/01/13	69,000,000	68,764,250

Crown Point Capital Company, LLC	a,b,c	0.48%		11/13/12	102,000,000	101,941,520
	a,b,c	0.43%		12/04/12	3,000,000	2,997,707

Gemini Securitization Corp LLC	a,b,c	0.27%		11/26/12	5,000,000	4,997,900

Gotham Funding Corp	a,b,c	0.29%		12/04/12	37,000,000	36,980,924

Govco, LLC	a,b,c	0.62%		11/02/12	29,000,000	28,984,018
	a,b,c	0.63%		11/02/12	9,000,000	8,994,960
	a,b,c	0.62%		11/06/12	122,000,000	121,924,360
	a,b,c	0.57%		11/14/12	84,000,000	83,941,480
	a,b,c	0.52%		11/15/12	19,000,000	18,987,650
	a,b,c	0.44%		12/17/12	270,000,000	269,745,900
	a,b,c	0.44%		12/18/12	32,000,000	31,969,493

Jupiter Securitization Corp	a,b,c	0.22%		10/02/12	50,000,000	49,999,694
	a,b,c	0.21%		12/18/12	21,000,000	20,990,445
	a,b,c	0.25%		01/07/13	34,000,000	33,976,861
	a,b,c	0.25%		01/10/13	50,000,000	49,964,930
	a,b,c	0.25%		01/14/13	26,000,000	25,981,042
	a,b,c	0.33%		02/22/13	46,094,000	46,033,156

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.23%		10/02/12	50,000,000	49,999,681
	a,b,c	0.23%		10/12/12	64,000,000	63,995,502
	a,b,c	0.23%		10/15/12	20,000,000	19,998,211
	a,b,c	0.22%		10/19/12	6,000,000	5,999,340

Market Street Funding Corp	a,b,c	0.05%		10/01/12	125,000,000	125,000,000
	a,b,c	0.25%		10/12/12	6,000,000	5,999,542
	a,b,c	0.25%		10/19/12	3,000,000	2,999,625
	a,b,c	0.22%		10/23/12	18,000,000	17,997,580
	a,b,c	0.22%		11/14/12	12,000,000	11,996,773
	a,b,c	0.21%		11/26/12	55,000,000	54,982,033
	a,b,c	0.21%		11/27/12	70,000,000	69,976,725
	a,b,c	0.21%		12/06/12	2,000,000	1,999,230
	a,b,c	0.21%		12/12/12	25,000,000	24,989,500
	a,b,c	0.23%		01/07/13	31,000,000	30,980,591

MetLife Short Term Funding, LLC	a,b,c	0.22%		10/29/12	50,000,000	49,991,444
	a,b,c	0.23%		11/01/12	29,650,000	29,644,128
	a,b,c	0.27%		11/26/12	76,796,000	76,763,746

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.40%		02/04/13	60,000,000	59,916,000
	a,b,c	0.40%		02/11/13	30,100,000	30,055,519
	a,b,c	0.40%		02/20/13	29,000,000	28,954,244

Nieuw Amsterdam Receivables Corp	a,b,c	0.17%		10/01/12	106,000,000	106,000,000
	a,b,c	0.30%		11/02/12	5,000,000	4,998,667

Sheffield Receivables Corp	a,b,c	0.40%		10/17/12	50,000,000	49,991,111
	a,b,c	0.30%		10/24/12	7,000,000	6,998,658
	a,b,c	0.30%		10/25/12	3,000,000	2,999,400
	a,b,c	0.31%		11/05/12	26,000,000	25,992,164

						3,991,670,116

Financial Company Commercial Paper 9.8%
BNZ International Funding Ltd	a	0.25%		11/01/12	84,000,000	83,981,917

Commonwealth Bank of Australia	c	0.36%		12/05/12	57,000,000	56,962,950
	c	0.32%		02/01/13	87,000,000	86,906,366
	c	0.31%		02/04/13	50,000,000	49,945,750

General Electric Capital Corp		0.34%		10/17/12	9,000,000	8,998,640
		0.33%		10/23/12	93,000,000	92,981,245
		0.33%		10/24/12	90,000,000	89,981,025
		0.32%		11/06/12	174,000,000	173,944,320
		0.32%		11/07/12	25,500,000	25,491,613
		0.35%		12/11/12	100,000,000	99,930,972
		0.37%		12/17/12	7,000,000	6,994,460
		0.37%		12/19/12	147,000,000	146,880,644
		0.32%		01/28/13	6,000,000	5,993,653
		0.33%		01/29/13	10,000,000	9,989,000
		0.32%		02/20/13	28,000,000	27,964,658
		0.31%		02/26/13	1,000,000	998,726
		0.30%		03/04/13	184,000,000	183,763,867

HSBC USA, Inc		0.32%		10/11/12	127,000,000	126,988,887
		0.32%		10/23/12	34,000,000	33,993,351
		0.32%		10/30/12	7,000,000	6,998,196

ING (US) Funding, LLC	a	0.38%		10/05/12	342,000,000	341,985,560
	a	0.36%		11/06/12	86,000,000	85,969,040

JP Morgan Chase & Co		0.27%		10/02/12	9,000,000	8,999,932
		0.25%		10/10/12	5,000,000	4,999,688
		0.27%		11/15/12	7,000,000	6,997,638
		0.23%		12/20/12	4,000,000	3,997,956
		0.27%		01/04/13	58,000,000	57,958,675
		0.25%		01/11/13	100,000,000	99,929,167

Lloyds TSB Bank PLC		0.45%		10/03/12	10,000,000	9,999,750
		0.36%		12/11/12	32,000,000	31,977,596

Nationwide Building Society		0.34%		01/03/13	38,000,000	37,966,264
		0.45%		01/10/13	128,000,000	127,838,400
		0.38%		01/17/13	10,000,000	9,988,600

Nordea North America, Inc	a	0.34%		02/01/13	35,000,000	34,959,342
	a	0.36%		02/19/13	14,000,000	13,980,260
	a	0.35%		02/25/13	103,000,000	102,852,796
	a	0.35%		02/27/13	310,000,000	309,550,931

NRW.BANK		0.18%		10/02/12	143,000,000	142,999,285
		0.24%		11/29/12	209,000,000	208,917,793

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Rabobank USA Financial Corp	a	0.50%		02/01/13	9,000,000	8,984,625
	a	0.48%		02/05/13	2,000,000	1,996,613

RBS Holdings USA, Inc	a,c	0.47%		12/07/12	35,000,000	34,969,385
	a,c	0.49%		12/18/12	37,000,000	36,960,718
	a,c	0.45%		01/04/13	14,000,000	13,983,375
	a,c	0.44%		01/10/13	35,000,000	34,956,794

State Street Corp		0.27%		10/15/12	71,000,000	70,992,545
		0.18%		11/05/12	11,000,000	10,998,075
		0.23%		01/09/13	92,000,000	91,941,222

Swedbank AB		0.32%		11/06/12	43,000,000	42,986,240
		0.33%		11/07/12	63,000,000	62,978,956
		0.31%		11/08/12	1,000,000	999,673
		0.30%		11/28/12	31,000,000	30,985,017

Westpac Banking Corp	c	0.40%		01/02/13	53,000,000	52,945,233

						3,458,237,384

Other Commercial Paper 2.1%
BHP Billiton Finance (USA) Ltd	a,c	0.20%		11/27/12	56,000,000	55,982,267
	a,c	0.20%		11/28/12	10,000,000	9,996,778
	a,c	0.20%		12/03/12	100,000,000	99,965,000

Catholic Health Initiatives
Taxable CP Notes Series A		0.21%		10/16/12	20,000,000	20,000,000
		0.21%		11/08/12	9,049,000	9,049,000

Reckitt Benckiser Treasury Services PLC	a,c	0.49%		11/13/12	23,000,000	22,986,538
	a,c	0.48%		12/11/12	2,000,000	1,998,107
	a,c	0.50%		12/12/12	29,000,000	28,971,000
	a,c	0.54%		12/13/12	47,000,000	46,948,535
	a,c	0.64%		03/07/13	44,000,000	43,877,191
	a,c	0.64%		03/08/13	74,000,000	73,792,142

Toyota Motor Credit Corp	a	0.44%		11/19/12	50,000,000	49,970,055
	a	0.32%		03/11/13	115,000,000	114,835,422
	a	0.32%		03/18/13	163,000,000	162,756,587

Univ of California
CP Series B		0.18%		12/11/12	11,871,000	11,866,786

						752,995,408

Certificate of Deposit 31.2%
Australia & New Zealand Banking Group Ltd		0.33%		10/24/12	99,000,000	99,000,000
		0.36%		11/26/12	56,000,000	56,000,000
		0.36%		11/30/12	53,000,000	53,000,000

Bank of Montreal		0.15%		10/02/12	269,000,000	269,000,000
		0.25%		11/27/12	82,000,000	82,000,000
		0.18%		12/04/12	54,000,000	54,000,000
		0.19%		12/05/12	303,000,000	303,000,000
		0.30%		03/01/13	73,000,000	73,000,000

Bank of Nova Scotia		0.32%		10/04/12	31,000,000	31,000,000
		0.33%		10/16/12	112,000,000	112,000,000

Bank of the West		0.45%		10/25/12	69,000,000	69,000,000
		0.45%		11/14/12	32,000,000	32,000,000
		0.45%		12/04/12	3,000,000	3,000,000
		0.38%		01/08/13	48,000,000	48,000,000

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Tokyo Mitsubishi UFJ, Ltd		0.32%		11/29/12	8,000,000	8,000,000
		0.32%		12/06/12	126,000,000	126,000,000
		0.32%		12/19/12	171,000,000	171,000,000
		0.32%		12/20/12	16,000,000	16,000,000
		0.56%		01/02/13	335,000,000	335,000,000
		0.50%		02/01/13	7,000,000	7,000,000

Barclays Bank PLC		0.66%		10/30/12	63,000,000	63,000,000
		0.66%		11/07/12	32,000,000	32,000,000
		0.70%		11/16/12	333,000,000	333,000,000
		0.65%		01/14/13	17,000,000	17,000,000
		0.74%		02/19/13	17,000,000	17,000,000
		0.74%		02/20/13	18,000,000	18,000,000
		0.69%		03/12/13	70,000,000	70,000,000
		0.67%		03/14/13	83,000,000	83,000,000

Chase Bank USA, NA		0.20%		10/17/12	429,000,000	429,000,000
		0.20%		10/22/12	60,000,000	60,000,000
		0.20%		10/30/12	21,000,000	21,000,000
		0.20%		11/16/12	48,000,000	48,000,000
		0.20%		11/19/12	135,000,000	135,000,000

Citibank, NA		0.58%		11/02/12	129,000,000	129,000,000
		0.58%		11/15/12	131,000,000	131,000,000
		0.41%		12/06/12	89,000,000	89,000,000
		0.36%		12/14/12	100,000,000	100,000,000

Commonwealth Bank of Australia		0.24%		10/18/12	70,000,000	70,000,000
		0.32%		11/14/12	150,000,000	150,000,000
		0.22%		01/07/13	7,000,000	7,000,000
		0.33%		02/08/13	36,000,000	36,000,000
		0.33%		02/11/13	113,000,000	113,000,000
		0.33%		02/12/13	240,000,000	240,000,000

Credit Suisse AG		0.50%		01/29/13	378,000,000	378,000,000
		0.39%		02/26/13	32,000,000	32,000,000

Deutsche Bank AG		0.42%		10/09/12	4,000,000	4,000,000
		0.47%		10/17/12	61,000,000	61,000,000
		0.42%		10/29/12	34,000,000	34,000,000
		0.43%		10/30/12	237,000,000	237,000,000
		0.39%		11/08/12	190,000,000	190,000,000
		0.41%		11/09/12	68,000,000	68,000,000
		0.34%		11/26/12	181,000,000	181,000,000
		0.34%		11/27/12	1,000,000	1,000,000

DNB Bank ASA		0.26%		11/13/12	68,200,000	68,199,999
		0.25%		11/20/12	139,000,000	139,000,000
		0.53%		01/03/13	138,000,000	138,000,000
		0.52%		01/08/13	4,000,000	4,000,000
		0.40%		02/19/13	30,000,000	30,000,000

HSBC Bank PLC		0.41%		01/10/13	126,000,000	126,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	2,000,000	2,000,000
		0.45%		10/10/12	160,000,000	160,000,000
		0.48%		10/18/12	99,000,000	99,000,234

Mitsubishi UFJ Trust & Banking Corp		0.38%		10/01/12	14,000,000	14,000,000
		0.32%		12/07/12	176,000,000	176,000,000
		0.54%		01/07/13	197,000,000	197,000,000
		0.50%		01/18/13	6,000,000	6,000,000
		0.53%		02/07/13	85,000,000	85,000,000
		0.49%		03/05/13	21,000,000	21,000,000

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.48%		03/06/13	40,000,000	40,000,000

Mizuho Corporate Bank Ltd		0.38%		10/12/12	168,000,000	168,000,000
		0.33%		11/05/12	112,000,000	112,000,000
		0.34%		11/21/12	45,000,000	45,000,000
		0.32%		12/06/12	23,000,000	23,000,000
		0.51%		12/18/12	11,000,000	11,004,277
		0.31%		12/20/12	160,000,000	160,000,000

National Australia Bank Ltd		0.34%		10/19/12	2,000,000	2,000,000
		0.34%		10/22/12	180,000,000	180,000,000
		0.39%		12/12/12	2,000,000	2,000,000
		0.41%		01/08/13	7,000,000	7,000,000

Rabobank Nederland		0.51%		11/01/12	328,000,000	328,000,000
		0.51%		01/23/13	34,000,000	34,000,000
		0.48%		03/01/13	35,000,000	35,000,000

Skandinaviska Enskilda Banken AB		0.41%		10/22/12	9,000,000	9,000,000
		0.38%		11/20/12	130,000,000	130,000,000
		0.32%		12/21/12	139,000,000	139,000,000

State Street Bank & Trust Company, NA		0.18%		12/06/12	121,000,000	121,000,000
		0.20%		12/12/12	47,000,000	47,000,000
		0.20%		12/14/12	96,000,000	96,000,000

Sumitomo Mitsui Banking Corp		0.32%		11/08/12	5,000,000	5,000,000
		0.32%		11/28/12	1,000,000	1,000,000
		0.31%		12/10/12	1,000,000	1,000,000
		0.30%		12/13/12	176,000,000	176,000,000
		0.30%		12/18/12	177,000,000	177,000,000
		0.36%		12/21/12	101,000,000	101,007,935
		0.51%		01/07/13	81,000,000	81,000,000
		0.49%		01/18/13	89,000,000	88,998,656
		0.47%		01/28/13	23,000,000	23,000,000
		0.47%		02/01/13	16,000,000	16,000,000
		0.46%		02/06/13	133,000,000	133,000,000

Sumitomo Mitsui Trust Bank Ltd		0.38%		10/12/12	28,000,000	28,000,000
		0.39%		10/19/12	4,000,000	4,000,000
		0.39%		11/01/12	138,000,000	138,000,000
		0.38%		11/08/12	1,000,000	1,000,000
		0.37%		11/15/12	3,000,000	3,000,000
		0.35%		11/29/12	22,000,000	22,000,000
		0.34%		12/18/12	153,000,000	153,000,000
		0.32%		01/02/13	20,000,000	20,000,000

Svenska Handelsbanken AB		0.29%		10/25/12	129,000,000	129,000,000
		0.27%		11/01/12	131,000,000	131,000,000
		0.28%		11/01/12	81,000,000	81,000,000

Toronto-Dominion Bank		0.17%		11/13/12	108,000,000	108,000,000
		0.30%		01/25/13	83,000,000	83,000,000
		0.29%		02/08/13	260,000,000	260,000,000

UBS AG		0.51%		11/09/12	500,000,000	500,000,000
		0.42%		01/10/13	21,000,000	21,000,000

Union Bank, NA		0.40%		11/02/12	30,000,000	30,000,000
		0.36%		11/29/12	27,000,000	27,000,000
		0.33%		12/21/12	4,000,000	4,000,000

Westpac Banking Corp		0.30%		11/08/12	4,000,000	4,000,000

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.37%		12/14/12	18,000,000	18,000,000

						11,046,211,101

Government Agency Debt 4.3%
Fannie Mae		0.09%		10/01/12	3,000,000	3,000,000
		6.41%		11/13/12	3,000,000	3,022,053
		4.75%		11/19/12	6,909,000	6,951,613

Federal Home Loan Bank		0.10%		10/03/12	17,375,000	17,374,904
		0.12%		10/03/12	130,000,000	129,999,169
		0.08%		10/04/12	32,500,000	32,499,783
		0.13%		10/05/12	176,000,000	175,997,556
		0.12%		10/10/12	4,000,000	3,999,880
		0.13%		10/10/12	7,957,000	7,956,746
		0.11%		10/12/12	10,000,000	9,999,664
		0.13%		10/12/12	290,800,000	290,788,893
		0.09%		10/15/12	8,000,000	7,999,736
		0.09%		10/17/12	1,600,000	1,599,936
		0.12%		10/17/12	4,000,000	3,999,787
		0.09%		10/19/12	89,000,000	88,996,218
		0.10%		10/19/12	36,000,000	35,998,290
		0.06%		10/24/12	28,000,000	27,999,016
		0.09%		10/31/12	53,000,000	52,996,025
		0.12%		11/02/12	194,000,000	193,979,134
		0.12%		11/02/12	3,000,000	2,999,693
		0.13%		11/07/12	25,000,000	24,996,788
		0.08%		11/09/12	10,000,000	9,999,133
		0.11%		11/09/12	14,550,000	14,548,345
		0.14%		11/09/12	7,000,000	6,998,976
		0.11%		11/14/12	11,300,000	11,298,481
		0.12%		11/14/12	121,000,000	120,982,711
		0.13%		11/14/12	24,793,000	24,789,061
		0.13%		11/15/12	31,000,000	30,994,963
		0.12%		11/16/12	60,000,000	59,990,800

Freddie Mac		0.10%		11/05/12	80,000,000	79,992,222
		0.13%		11/14/12	11,000,000	10,998,319

Straight A Funding, LLC	a,b,c,f	0.18%		10/16/12	35,000,000	34,997,375

						1,528,745,270

Other Instrument 4.3%
Australia & New Zealand Banking Group Ltd	j	0.10%		10/01/12	665,000,000	665,000,000
	j	0.19%		10/03/12	62,000,000	62,000,000

Bank of Montreal	j	0.05%		10/01/12	95,000,000	95,000,000

Bank of Nova Scotia	j	0.07%		10/01/12	315,000,000	315,000,000

Citibank, NA	j	0.20%		10/02/12	140,000,000	140,000,000

Royal Bank of Canada	j	0.05%		10/01/12	150,000,000	150,000,000
	j	0.08%		10/01/12	85,000,000	85,000,000

						1,512,000,000

Other Note 1.4%
Bank of America, NA	h	0.35%		10/25/12	308,000,000	308,000,000
	h	0.33%		10/29/12	31,000,000	31,000,000
	h	0.42%		12/07/12	10,000,000	10,000,000
	h	0.41%		01/02/13	159,000,000	159,000,000

						508,000,000

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 0.2%
United States Treasury Department		0.04%		10/25/12	50,000,000	49,998,767

Total Fixed-Rate Obligations
(Cost $22,847,858,046)						22,847,858,046

Variable-Rate Obligations 13.0% of net assets

Financial Company Commercial Paper 1.8%
Australia & New Zealand Banking Group Ltd		0.27%	10/22/12	11/26/12	126,000,000	126,000,000

JP Morgan Chase & Co		0.37%	10/22/12	02/21/13	109,000,000	109,000,000
		0.38%	10/01/12	03/01/13	200,000,000	200,000,000

Westpac Banking Corp	c	0.32%	10/04/12	02/04/13	50,000,000	50,000,000
	c	0.42%	10/09/12	02/07/13	152,000,000	152,000,000

						637,000,000

Certificate of Deposit 6.8%
Bank of Nova Scotia		0.27%	10/01/12	11/15/12	190,000,000	190,000,000
		0.30%	10/22/12	05/21/13	22,000,000	21,999,297
		0.43%	10/01/12	07/24/13	338,000,000	338,000,000

Canadian Imperial Bank of Commerce		0.39%	10/01/12	04/12/13	236,000,000	236,000,000
		0.39%	10/16/12	04/16/13	181,000,000	181,000,000
		0.31%	10/29/12	05/28/13	104,000,000	104,000,000

Sumitomo Mitsui Banking Corp		0.32%	10/01/12	11/02/12	116,000,000	116,000,000

Toronto-Dominion Bank		0.31%	10/22/12	04/22/13	222,000,000	222,000,000
		0.31%	10/22/12	05/20/13	334,000,000	334,000,000
		0.31%	10/29/12	05/28/13	58,000,000	58,000,000
		0.31%	10/29/12	05/29/13	165,000,000	165,000,000

Westpac Banking Corp		0.48%	10/11/12	07/11/13	360,000,000	360,000,000
		0.44%	10/23/12	08/23/13	83,000,000	83,000,000

						2,408,999,297

Government Agency Debt 0.6%
Freddie Mac		0.41%	10/10/12	08/09/13	220,000,000	220,000,000

Variable Rate Demand Note 1.0%
California
RAN 2012-2013 Series A1	c,g	0.21%		10/01/12	60,995,000	60,995,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.22%		10/05/12	4,835,000	4,835,000

Houston Combined Utility System
First Lien Refunding RB Series 2008D1	a	0.19%		10/05/12	44,000,000	44,000,000

New York State HFA
Housing Revenue Bonds (2180 Broadway) Series 2011B	a	0.18%		10/05/12	5,450,000	5,450,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.23%		10/05/12	3,000,000	3,000,000

Texas
TRAN Series 2012	c,g	0.20%		10/01/12	186,995,000	186,995,000

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.27%		10/05/12	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.27%		10/05/12	23,410,000	23,410,000

						360,685,000

Other Note 2.8%
JPMorgan Chase Bank, NA	i	0.53%	10/18/12	10/18/13	110,000,000	110,000,000
	i	0.34%	10/22/12	10/21/13	250,000,000	250,000,000

Royal Bank of Canada	i	0.27%	10/04/12	10/04/13	243,000,000	243,000,000

Wells Fargo Bank, NA	i	0.44%	12/22/12	10/22/13	275,000,000	275,000,000

Westpac Banking Corp	c,i	0.67%	10/29/12	10/28/13	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,e	n/a	n/a	n/a	2,447,560	2,447,560

						980,447,560

Total Variable-Rate Obligations
(Cost $4,607,131,857)						4,607,131,857

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.4% of net assets

Government Agency Repurchase Agreement 21.4%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $468,300,001, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	446,007,805	446,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $59,280,000, issued 09/25/12, repurchase date 11/06/12.		0.17%		10/05/12	57,002,692	57,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $74,880,000, issued 09/21/12, repurchase date 11/13/12.		0.18%		10/05/12	72,005,040	72,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $122,720,000, issued 09/20/12, repurchase date 11/16/12.		0.18%		10/05/12	118,008,850	118,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $134,160,000, issued 08/27/12, repurchase date 10/11/12.		0.19%		10/05/12	129,026,553	129,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $222,560,000, issued 08/17/12, repurchase date 11/14/12.		0.20%		10/05/12	214,058,256	214,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $486,583,463, issued 09/19/12, repurchase date 12/12/12.		0.20%		10/05/12	467,041,511	467,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $271,440,000, issued 09/24/12, repurchase date 12/17/12.		0.20%		10/05/12	261,015,950	261,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $177,840,001, issued 08/01/12, repurchase date 11/01/12.		0.24%		10/05/12	171,074,100	171,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $812,670,001, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	789,016,438	789,000,000

 9

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $60,789,371, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	59,597,418	59,596,375
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $451,861,066, issued 09/28/12, repurchase date 10/05/12.		0.20%		10/05/12	443,017,228	443,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $272,345,041, issued 08/20/12, repurchase date 11/20/12.	d	0.25%		11/20/12	267,170,583	267,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $145,977,532, issued 09/24/12, repurchase date 10/01/12.		0.18%		10/01/12	140,004,900	140,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $156,000,001, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	150,003,125	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $299,520,001, issued 09/24/12, repurchase date 10/15/12.		0.18%		10/05/12	288,015,840	288,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $416,303,600, issued 09/24/12, repurchase date 10/24/12.		0.18%		10/05/12	400,022,000	400,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $57,200,000, issued 09/20/12, repurchase date 11/20/12.		0.20%		10/05/12	55,004,583	55,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $328,640,001, issued 09/27/12, repurchase date 11/26/12.		0.22%		10/05/12	316,015,449	316,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $120,750,000, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	115,002,013	115,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $78,750,000, issued 09/24/12, repurchase date 10/01/12.		0.21%		10/01/12	75,003,063	75,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $89,250,001, issued 09/26/12, repurchase date 10/03/12.		0.22%		10/03/12	85,003,636	85,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $148,050,000, issued 09/27/12, repurchase date 10/04/12.		0.21%		10/04/12	141,005,758	141,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $302,400,000, issued 09/28/12, repurchase date 10/05/12.		0.21%		10/05/12	288,011,760	288,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $308,936,473, issued 09/28/12, repurchase date 10/01/12.		0.25%		10/01/12	300,006,250	300,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,703,088, issued 09/07/12, repurchase date 10/10/12.	d	0.26%		10/10/12	200,047,667	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $515,000,000, issued 09/28/12, repurchase date 10/01/12.		0.19%		10/01/12	500,007,917	500,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $206,000,000, issued 09/24/12, repurchase date 10/05/12.		0.18%		10/05/12	200,011,000	200,000,000

10

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $56,650,000, issued 09/26/12, repurchase date 10/10/12.		0.18%		10/05/12	55,002,475	55,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $51,500,000, issued 09/21/12, repurchase date 10/22/12.		0.18%		10/05/12	50,003,500	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $103,000,001, issued 09/25/12, repurchase date 10/09/12.		0.19%		10/05/12	100,005,278	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $125,660,000, issued 09/05/12, repurchase date 10/09/12.		0.19%		10/05/12	122,019,317	122,000,000

Morgan Stanley & Co. LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $137,932,837, issued 09/24/12, repurchase date 10/01/12.		0.12%		10/01/12	135,003,150	135,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $112,200,001, issued 09/24/12, repurchase date 10/01/12.		0.20%		10/01/12	110,004,278	110,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $71,400,000, issued 09/28/12, repurchase date 10/01/12.		0.22%		10/01/12	70,001,283	70,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $177,132,061, issued 09/21/12, repurchase date 10/05/12.		0.18%		10/05/12	173,012,110	173,000,000

						7,561,596,375

Treasury Repurchase Agreement 0.6%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $204,000,073, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	200,002,500	200,000,000

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $36,750,000, issued 09/28/12, repurchase date 10/01/12.		0.23%		10/01/12	35,000,671	35,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $42,000,001, issued 09/28/12, repurchase date 10/01/12.		0.28%		10/01/12	40,000,933	40,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $71,400,044, issued 08/01/12, repurchase date 11/14/12.	d	0.54%		11/14/12	68,107,100	68,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $3,150,040 issued 09/13/12, repurchase date 12/20/12.	d	0.50%		12/20/12	3,004,083	3,000,000

						146,000,000

Total Repurchase Agreements
(Cost $7,907,596,375)						7,907,596,375

End of Investments.

 11

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Portfolio Holdings (Unaudited) continued

At 9/30/2012, the tax basis cost of the fund’s investments was $35,362,586,278.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,328,805,620 or 15.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $540,447,560 or 1.5% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
HFA —	Housing finance agency/authority
RAN —	Revenue anticipation note
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

12

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Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47711SEP12

 13

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

60.3%	Fixed-Rate Obligations	501,866,714	501,866,714
11.1%	Variable-Rate Obligations	92,506,930	92,506,930
25.8%	Repurchase Agreements	214,307,361	214,307,361

97.2%	Total Investments	808,681,005	808,681,005
2.8%	Other Assets and Liabilities, Net		23,307,981

100.0%	Net Assets		831,988,986

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 60.3% of net assets

Asset Backed Commercial Paper 16.5%
Alpine Securitization Corp	a,b,c	0.46%		02/04/13	1,000,000	998,390
	a,b,c	0.40%		02/26/13	2,000,000	1,996,711

Atlantis One Funding Corp	a,b,c	0.30%		10/04/12	4,000,000	3,999,900
	a,b,c	0.52%		01/11/13	4,000,000	3,994,107
	a,b,c	0.50%		02/05/13	4,000,000	3,992,944

CAFCO, LLC	a,b,c	0.45%		11/01/12	1,000,000	999,613
	a,b,c	0.60%		02/22/13	5,000,000	4,988,000
	a,b,c	1.00%		03/04/13	2,000,000	1,991,445

Chariot Funding, LLC	a,b,c	0.24%		12/20/12	2,000,000	1,998,933
	a,b,c	0.24%		12/21/12	2,049,000	2,047,894
	a,b,c	0.24%		01/03/13	1,000,000	999,373
	a,b,c	0.33%		03/11/13	1,500,000	1,497,786

Ciesco, LLC	a,b,c	0.62%		11/08/12	1,000,000	999,346
	a,b,c	1.01%		02/01/13	4,000,000	3,986,333
	a,b,c	1.00%		03/04/13	2,000,000	1,991,445

CRC Funding, LLC	a,b,c	0.70%		10/22/12	2,000,000	1,999,183
	a,b,c	0.68%		10/24/12	4,000,000	3,998,262
	a,b,c	0.57%		11/06/12	3,000,000	2,998,290

Crown Point Capital Company, LLC	a,b,c	0.43%		12/04/12	6,000,000	5,995,413

Fairway Finance Co, LLC	a,b,c	0.21%		11/26/12	2,000,000	1,999,362
	a,b,c	0.20%		11/27/12	3,000,000	2,999,050
	a,b,c	0.20%		11/29/12	1,000,000	999,672

Gotham Funding Corp	a,b,c	0.27%		12/03/12	1,000,000	999,510
	a,b,c	0.28%		12/03/12	1,000,000	999,528

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Govco, LLC	a,b,c	0.62%		11/02/12	2,000,000	1,998,898
	a,b,c	0.62%		11/06/12	7,000,000	6,995,660
	a,b,c	0.44%		12/18/12	3,000,000	2,997,140

Jupiter Securitization Corp	a,b,c	0.22%		10/12/12	7,000,000	6,999,530
	a,b,c	0.21%		12/03/12	1,000,000	999,633
	a,b,c	0.21%		12/18/12	4,000,000	3,998,180
	a,b,c	0.25%		01/14/13	1,000,000	999,271

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.23%		10/12/12	2,000,000	1,999,859
	a,b,c	0.22%		10/19/12	1,000,000	999,890

Market Street Funding Corp	a,b,c	0.21%		12/06/12	5,000,000	4,998,075
	a,b,c	0.21%		12/12/12	2,000,000	1,999,160

MetLife Short Term Funding, LLC	a,b,c	0.22%		10/29/12	5,000,000	4,999,144
	a,b,c	0.40%		02/05/13	1,000,000	998,589

Nieuw Amsterdam Receivables Corp	a,b,c	0.17%		10/01/12	4,000,000	4,000,000

Old Line Funding, LLC	a,b,c	0.23%		01/10/13	11,000,000	10,992,902

Sheffield Receivables Corp	a,b,c	0.30%		10/24/12	1,000,000	999,808
	a,b,c	0.30%		10/25/12	1,000,000	999,800
	a,b,c	0.30%		10/30/12	1,000,000	999,758
	a,b,c	0.31%		11/05/12	2,000,000	1,999,397
	a,b,c	0.30%		11/14/12	2,000,000	1,999,267

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.27%		10/22/12	5,000,000	4,999,213

Thunder Bay Funding, LLC	a,b,c	0.21%		10/15/12	1,000,000	999,918
	a,b,c	0.20%		11/08/12	5,000,000	4,998,944
	a,b,c	0.20%		11/26/12	2,000,000	1,999,378

Victory Receivables Corp	a,b,c	0.21%		10/17/12	2,000,000	1,999,813

						137,441,717

Financial Company Commercial Paper 10.3%
Commonwealth Bank of Australia	c	0.20%		12/04/12	2,000,000	1,999,289
	c	0.30%		02/25/13	4,000,000	3,995,100

General Electric Capital Corp		0.33%		10/24/12	1,000,000	999,789
		0.32%		11/14/12	4,000,000	3,998,436
		0.37%		01/04/13	9,000,000	8,991,212
		0.32%		01/28/13	4,000,000	3,995,769
		0.32%		02/20/13	1,000,000	998,738

HSBC USA, Inc		0.32%		10/30/12	3,000,000	2,999,227

ING (US) Funding, LLC	a	0.38%		10/04/12	1,000,000	999,968
	a	0.38%		10/05/12	7,000,000	6,999,704
	a	0.36%		11/06/12	1,000,000	999,640
	a	0.30%		12/12/12	1,000,000	999,400
	a	0.40%		12/12/12	1,000,000	999,200
	a	0.40%		12/21/12	4,000,000	3,996,400

JP Morgan Chase & Co		0.30%		11/06/12	5,000,000	4,998,500
		0.27%		01/04/13	2,000,000	1,998,575

Lloyds TSB Bank PLC		0.35%		12/03/12	3,000,000	2,998,162
		0.40%		12/05/12	1,000,000	999,278

Nordea North America, Inc	a	0.34%		02/01/13	3,000,000	2,996,515

2

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a	0.36%		02/19/13	2,000,000	1,997,180
	a	0.35%		02/25/13	6,000,000	5,991,425

NRW.BANK		0.18%		10/02/12	7,000,000	6,999,965

RBS Holdings USA, Inc	a,c	0.51%		11/27/12	1,000,000	999,193
	a,c	0.48%		12/04/12	1,000,000	999,147

Skandinaviska Enskilda Banken AB		0.36%		10/19/12	3,000,000	2,999,460
		0.31%		12/21/12	1,000,000	999,302

State Street Corp		0.25%		10/11/12	3,000,000	2,999,792

Swedbank AB		0.45%		10/03/12	1,000,000	999,975
		0.30%		11/28/12	1,000,000	999,517

Westpac Banking Corp	c	0.40%		01/02/13	2,000,000	1,997,933
	c	0.40%		01/03/13	1,000,000	998,956

						85,944,747

Other Commercial Paper 1.9%
BHP Billiton Finance (USA) Ltd	a,c	0.20%		11/28/12	3,000,000	2,999,033
	a,c	0.20%		11/29/12	1,000,000	999,672

Catholic Health Initiatives
Taxable CP Notes Series A		0.21%		12/10/12	1,000,000	1,000,000

Reckitt Benckiser Treasury Services PLC	a,c	0.60%		02/14/13	1,000,000	997,733
	a,c	0.64%		03/08/13	1,000,000	997,191
	a,c	0.49%		06/10/13	1,000,000	996,570

Toyota Motor Credit Corp	a	0.40%		11/07/12	2,000,000	1,999,178
	a	0.32%		03/04/13	1,000,000	998,631
	a	0.32%		03/20/13	5,000,000	4,992,445

						15,980,453

Certificate of Deposit 25.2%
Australia & New Zealand Banking Group Ltd		0.33%		10/24/12	1,000,000	1,000,000

Bank of Montreal		0.19%		12/05/12	4,000,000	4,000,000
		0.30%		03/01/13	2,000,000	2,000,000

Bank of Nova Scotia		0.33%		10/16/12	2,000,000	2,000,000

Bank of the West		0.45%		11/14/12	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.32%		12/19/12	4,000,000	4,000,000
		0.32%		12/20/12	4,000,000	4,000,000
		0.56%		01/02/13	6,000,000	6,000,000
		0.50%		02/01/13	1,000,000	1,000,000

Barclays Bank PLC		0.66%		11/07/12	4,000,000	4,000,000
		0.70%		11/16/12	5,000,000	5,000,000
		0.69%		01/28/13	2,000,000	2,000,000

Chase Bank USA, NA		0.20%		10/17/12	2,000,000	2,000,000
		0.20%		10/22/12	3,000,000	3,000,000
		0.20%		10/30/12	1,000,000	1,000,000

Citibank, NA		0.58%		11/15/12	3,000,000	3,000,000
		0.41%		12/06/12	8,000,000	8,000,000
		0.36%		12/14/12	1,000,000	1,000,000

 3

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Commonwealth Bank of Australia		0.24%		10/18/12	4,000,000	4,000,000
		0.22%		01/07/13	3,000,000	3,000,000

Credit Suisse AG		0.50%		01/29/13	6,000,000	6,000,000

Deutsche Bank AG		0.42%		11/05/12	7,000,000	7,000,000
		0.41%		11/09/12	1,000,000	1,000,000
		0.34%		11/26/12	5,000,000	5,000,000

DNB Bank ASA		0.25%		11/13/12	1,000,000	1,000,000
		0.25%		11/20/12	5,000,000	5,000,000
		0.51%		01/14/13	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp		0.32%		12/07/12	2,000,000	2,000,000
		0.54%		01/07/13	7,000,000	7,000,000

Mizuho Corporate Bank Ltd		0.38%		10/12/12	4,000,000	4,000,000
		0.33%		11/05/12	4,000,000	4,000,000
		0.51%		12/18/12	3,000,000	3,001,166

National Australia Bank Ltd		0.34%		10/19/12	4,000,000	4,000,000
		0.34%		10/22/12	3,000,000	3,000,000
		0.34%		06/17/13	7,000,000	7,000,000

Rabobank Nederland		0.51%		11/01/12	7,000,000	7,000,000
		0.48%		03/01/13	3,000,000	3,000,000

Skandinaviska Enskilda Banken AB		0.32%		12/21/12	2,000,000	2,000,000

State Street Bank & Trust Company, NA		0.21%		10/11/12	4,000,000	4,000,000
		0.18%		12/06/12	1,000,000	1,000,000
		0.20%		12/14/12	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.32%		11/06/12	5,000,000	5,000,000
		0.30%		12/13/12	4,000,000	4,000,000
		0.30%		12/18/12	1,000,000	1,000,000
		0.36%		12/21/12	5,000,000	5,000,393
		0.49%		01/18/13	1,000,000	999,985
		0.47%		01/28/13	6,000,000	6,000,000

Sumitomo Mitsui Trust Bank Ltd		0.38%		10/12/12	4,000,000	4,000,000
		0.34%		12/18/12	3,000,000	3,000,000

Svenska Handelsbanken AB		0.27%		11/01/12	4,000,000	4,000,000
		0.28%		11/01/12	4,000,000	4,000,000

Toronto-Dominion Bank		0.30%		01/25/13	6,000,000	6,000,000
		0.29%		02/08/13	4,000,000	4,000,000

UBS AG		0.47%		10/29/12	7,000,000	7,000,000
		0.41%		01/11/13	2,000,000	2,000,000

Union Bank, NA		0.36%		11/29/12	3,000,000	3,000,000

Westpac Banking Corp		0.30%		11/08/12	8,500,000	8,500,000

						209,501,544

Government Agency Debt 4.0%
Federal Home Loan Bank		0.12%		10/03/12	3,000,000	2,999,981
		0.13%		10/12/12	8,000,000	7,999,694
		0.09%		10/19/12	7,000,000	6,999,703
		0.09%		10/31/12	7,000,000	6,999,475

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Straight A Funding, LLC	a,b,c,f	0.18%		10/16/12	8,000,000	7,999,400

						32,998,253

Other Instrument 1.6%
Australia & New Zealand Banking Group Ltd	j	0.10%		10/01/12	10,000,000	10,000,000
	j	0.19%		10/03/12	3,000,000	3,000,000

						13,000,000

Other Note 0.8%
Bank of America, NA	h	0.35%		10/29/12	7,000,000	7,000,000

Total Fixed-Rate Obligations
(Cost $501,866,714)						501,866,714

Variable-Rate Obligations 11.1% of net assets

Financial Company Commercial Paper 1.8%
Australia & New Zealand Banking Group Ltd		0.27%	10/22/12	11/26/12	4,000,000	4,000,000

JP Morgan Chase & Co		0.38%	10/01/12	03/01/13	4,000,000	4,000,000

Westpac Banking Corp	c	0.32%	10/04/12	02/04/13	2,000,000	2,000,000
	c	0.42%	10/09/12	02/07/13	5,000,000	5,000,000

						15,000,000

Certificate of Deposit 4.2%
Canadian Imperial Bank of Commerce		0.39%	10/16/12	04/16/13	4,000,000	4,000,000
		0.31%	10/29/12	05/28/13	6,000,000	6,000,000

Sumitomo Mitsui Banking Corp		0.32%	10/01/12	11/02/12	3,000,000	3,000,000

Toronto-Dominion Bank		0.31%	10/22/12	04/22/13	16,000,000	16,000,000
		0.31%	10/29/12	05/28/13	1,000,000	1,000,000

Westpac Banking Corp		0.48%	10/11/12	07/11/13	2,000,000	2,000,000
		0.46%	10/18/12	07/18/13	3,000,000	3,000,000

						35,000,000

Government Agency Debt 1.8%
Freddie Mac	i	0.41%	10/10/12	08/09/13	15,000,000	15,000,000

Variable Rate Demand Note 1.5%
California
RAN 2012-2013 Series A1	c,g	0.21%		10/01/12	1,000,000	1,000,000

New York City IDA
IDRB (Allway Tools) Series 1997	a	0.62%		10/05/12	80,000	80,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.39%		10/05/12	7,390,000	7,390,000

Texas
TRAN Series 2012	c,g	0.20%		10/01/12	4,000,000	4,000,000

						12,470,000

Other Note 1.8%
JPMorgan Chase Bank, NA	i	0.34%	10/22/12	10/21/13	10,000,000	10,000,000

 5

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Royal Bank of Canada	i	0.27%	10/04/12	10/04/13	5,000,000	5,000,000

Whistlejacket Capital, LLC	d,e	n/a	n/a	n/a	36,930	36,930

						15,036,930

Total Variable-Rate Obligations
(Cost $92,506,930)						92,506,930

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.8% of net assets

Government Agency Repurchase Agreement 23.1%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $50,400,000, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	48,000,840	48,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $3,120,000, issued 09/25/12, repurchase date 11/06/12.		0.17%		10/05/12	3,000,142	3,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities $16,640,001, issued 09/20/12, repurchase date 11/16/12.		0.18%		10/05/12	16,001,200	16,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $9,360,000, issued 09/19/12, repurchase date 12/12/12.		0.20%		10/05/12	9,000,800	9,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,160,001, issued 08/01/12, repurchase date 11/01/12.		0.24%		10/05/12	4,001,733	4,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $17,654,457, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	17,307,664	17,307,361
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,100,685, issued 09/27/12, repurchase date 10/04/12.		0.18%		10/04/12	5,000,175	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $2,041,011, issued 09/28/12, repurchase date 10/05/12.		0.20%		10/05/12	2,000,078	2,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $3,061,487, issued 08/20/12, repurchase date 11/20/12.	d	0.25%		11/20/12	3,001,917	3,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,400,001, issued 09/24/12, repurchase date 10/01/12.		0.18%		10/01/12	10,000,350	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,001, issued 09/24/12, repurchase date 10/15/12.		0.18%		10/05/12	5,000,275	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,001, issued 09/24/12, repurchase date 10/24/12.		0.18%		10/05/12	5,000,275	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $12,512,374, issued 09/07/12, repurchase date 10/09/12.		0.20%		10/05/12	12,001,867	12,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,160,750, issued 09/27/12, repurchase date 11/26/12.		0.22%		10/05/12	4,000,196	4,000,000

6

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $30,450,000, issued 09/26/2012, repurchase date 10/03/12.		0.22%		10/03/12	29,001,241	29,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $2,096,791, issued 09/07/2012, repurchase date 10/10/12.	d	0.26%		10/10/12	2,000,477	2,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,150,000, issued 09/05/2012, repurchase date 10/09/12.		0.19%		10/05/12	5,000,792	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,150,000, issued 09/25/2012, repurchase date 10/09/12.		0.19%		10/05/12	5,000,264	5,000,000

UBS Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,109,039, issued 09/24/2012, repurchase date 10/01/12.		0.20%		10/01/12	5,000,194	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $3,063,806, issued 09/21/2012, repurchase date 10/05/12.		0.18%		10/05/12	3,000,210	3,000,000

						192,307,361

Treasury Repurchase Agreement 2.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $20,400,039, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	20,000,250	20,000,000

Other Repurchase Agreement 0.3%
Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $2,100,005, issued 08/01/2012, repurchase date 11/14/12.	d	0.54%		11/14/12	2,003,150	2,000,000

Total Repurchase Agreements
(Cost $214,307,361)						214,307,361

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $808,681,005.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $175,420,934 or 21.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $7,036,930 or 0.8% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

 7

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COP —	Certificate of participation
CP —	Commercial paper
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
RAN —	Revenue anticipation note
TRAN —	Tax and revenue anticipation note

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

8

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47699SEP12

 9

The Charles Schwab Family of Funds
Schwab Investor Money Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

59.3%	Fixed-Rate Obligations	706,185,983	706,185,983
12.3%	Variable-Rate Obligations	146,623,071	146,623,071
27.9%	Repurchase Agreements	332,478,659	332,478,659

99.5%	Total Investments	1,185,287,713	1,185,287,713
0.5%	Other Assets and Liabilities, Net		5,709,736

100.0%	Net Assets		1,190,997,449

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 59.3% of net assets

Asset Backed Commercial Paper 9.8%
Alpine Securitization Corp	a,b,c	0.46%		02/04/13	10,000,000	9,983,900

Atlantis One Funding Corp	a,b,c	0.53%		12/06/12	1,000,000	999,028
	a,b,c	0.53%		01/02/13	6,000,000	5,991,785
	a,b,c	0.50%		02/05/13	5,000,000	4,991,181

CAFCO, LLC	a,b,c	0.62%		11/05/12	3,000,000	2,998,192
	a,b,c	0.57%		11/06/12	1,000,000	999,430
	a,b,c	1.00%		03/04/13	4,000,000	3,982,889

Ciesco, LLC	a,b,c	0.62%		11/08/12	3,000,000	2,998,037
	a,b,c	0.45%		12/03/12	2,000,000	1,998,425
	a,b,c	1.00%		03/04/13	8,000,000	7,965,778

CRC Funding, LLC	a,b,c	0.70%		10/22/12	2,000,000	1,999,183
	a,b,c	0.57%		11/06/12	3,000,000	2,998,290
	a,b,c	0.44%		12/17/12	9,000,000	8,991,530

Crown Point Capital Company, LLC	a,b,c	0.43%		12/04/12	2,000,000	1,998,471

Fairway Finance Co, LLC	a,b,c	0.22%		10/10/12	2,000,000	1,999,890

Gemini Securitization Corp, LLC	a,b,c	0.41%		11/14/12	1,029,000	1,028,484

Govco, LLC	a,b,c	0.62%		11/06/12	9,000,000	8,994,420
	a,b,c	0.50%		11/26/12	6,000,000	5,995,333
	a,b,c	0.41%		12/18/12	2,000,000	1,998,223
	a,b,c	0.44%		12/18/12	1,000,000	999,047

Jupiter Securitization Corp	a,b,c	0.22%		10/12/12	6,000,000	5,999,597

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		10/30/12	3,000,000	2,999,468

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Market Street Funding Corp	a,b,c	0.05%		10/01/12	2,000,000	2,000,000
	a,b,c	0.25%		10/12/12	1,000,000	999,924
	a,b,c	0.21%		12/12/12	7,000,000	6,997,060

MetLife Short Term Funding, LLC	a,b,c	0.40%		02/04/13	7,000,000	6,990,200
	a,b,c	0.40%		02/05/13	1,000,000	998,589
	a,b,c	0.40%		02/20/13	1,000,000	998,422

Nieuw Amsterdam Receivables Corp	a,b,c	0.23%		10/15/12	5,000,000	4,999,553

Sheffield Receivables Corp	a,b,c	0.30%		11/14/12	1,000,000	999,633

Thunder Bay Funding, LLC	a,b,c	0.20%		11/08/12	2,000,000	1,999,578

						115,893,540

Financial Company Commercial Paper 9.7%
General Electric Capital Corp		0.34%		10/12/12	11,000,000	10,998,857
		0.32%		11/06/12	6,000,000	5,998,080
		0.32%		11/07/12	1,500,000	1,499,507
		0.32%		11/14/12	1,000,000	999,609
		0.32%		01/23/13	6,000,000	5,993,920
		0.32%		02/11/13	1,000,000	998,818
		0.30%		03/04/13	3,000,000	2,996,150

HSBC USA, Inc		0.32%		10/23/12	5,000,000	4,999,022

ING (US) Funding, LLC	a	0.38%		10/04/12	7,000,000	6,999,778
	a	0.38%		10/05/12	7,000,000	6,999,704
	a	0.36%		11/06/12	1,000,000	999,640
	a	0.40%		12/12/12	6,000,000	5,995,200

JP Morgan Chase & Co		0.27%		10/02/12	6,000,000	5,999,955
		0.27%		01/04/13	2,000,000	1,998,575

Lloyds TSB Bank PLC		0.40%		12/05/12	1,000,000	999,278

Nationwide Building Society		0.34%		01/03/13	2,000,000	1,998,224
		0.38%		01/17/13	3,200,000	3,196,352

Nordea North America, Inc	a	0.34%		02/01/13	4,000,000	3,995,353
	a	0.36%		02/19/13	5,000,000	4,992,950
	a	0.35%		02/25/13	8,000,000	7,988,567
	a	0.35%		02/27/13	1,000,000	998,551

NRW.BANK		0.24%		11/29/12	8,000,000	7,996,853

Rabobank USA Financial Corp	a	0.48%		02/05/13	4,000,000	3,993,227
	a	0.41%		03/18/13	1,000,000	998,087

RBS Holdings USA, Inc	a,c	0.49%		12/18/12	3,000,000	2,996,815

State Street Corp		0.25%		10/11/12	5,000,000	4,999,653

Swedbank AB		0.30%		11/28/12	4,000,000	3,998,067

Westpac Banking Corp	c	0.40%		01/02/13	3,000,000	2,996,900

						115,625,692

Other Commercial Paper 2.9%
BHP Billiton Finance (USA) Ltd	a,c	0.20%		11/27/12	6,700,000	6,697,878

Reckitt Benckiser Treasury Services PLC	a,c	0.50%		10/09/12	5,000,000	4,999,444

2

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,c	0.60%		02/14/13	2,000,000	1,995,467

Toyota Motor Credit Corp	a	0.44%		11/19/12	10,000,000	9,994,011
	a	0.32%		03/20/13	11,000,000	10,983,378

						34,670,178

Certificate of Deposit 29.4%
Australia & New Zealand Banking Group Ltd		0.36%		11/26/12	4,000,000	4,000,000

Bank of Montreal		0.19%		12/05/12	2,000,000	2,000,000
		0.30%		03/01/13	16,000,000	16,000,000

Bank of Nova Scotia		0.32%		10/04/12	7,000,000	7,000,000
		0.33%		10/16/12	5,000,000	5,000,000

Bank of the West		0.45%		10/25/12	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.32%		12/06/12	9,000,000	9,000,000
		0.32%		12/19/12	11,000,000	11,000,000
		0.56%		01/02/13	11,000,000	11,000,000

Barclays Bank PLC		0.66%		10/30/12	3,000,000	3,000,000
		0.66%		11/07/12	11,000,000	11,000,000
		0.70%		11/16/12	4,000,000	4,000,000
		0.69%		03/12/13	3,000,000	3,000,000
		0.67%		03/14/13	1,000,000	1,000,000

Chase Bank USA, NA		0.20%		10/26/12	9,000,000	9,000,000
		0.20%		10/30/12	3,000,000	3,000,000
		0.20%		11/19/12	6,000,000	6,000,000

Citibank, NA		0.58%		11/15/12	2,000,000	2,000,000

Commonwealth Bank of Australia		0.24%		10/18/12	7,000,000	7,000,000
		0.22%		01/07/13	11,000,000	11,000,000

Credit Suisse AG		0.50%		01/29/13	14,000,000	14,000,000

Deutsche Bank AG		0.42%		11/05/12	11,000,000	11,000,000
		0.40%		11/08/12	8,000,000	8,000,000
		0.41%		11/09/12	7,000,000	7,000,000

DNB Bank ASA		0.33%		11/07/12	4,000,000	4,000,000
		0.25%		11/13/12	3,000,000	3,000,000
		0.25%		11/20/12	1,000,000	1,000,000
		0.53%		01/03/13	5,000,000	5,000,000
		0.40%		02/19/13	1,000,000	1,000,000

HSBC Bank PLC		0.41%		01/10/13	2,000,000	2,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	2,000,000	2,000,000
		0.45%		10/10/12	10,000,000	10,000,000

Mitsubishi UFJ Trust & Banking Corp		0.54%		01/07/13	2,000,000	2,000,000
		0.52%		02/01/13	2,000,000	2,000,000
		0.53%		02/07/13	2,000,000	2,000,000
		0.49%		03/05/13	3,000,000	3,000,000

Mizuho Corporate Bank Ltd		0.38%		10/12/12	7,000,000	7,000,000
		0.34%		11/21/12	4,000,000	4,000,000

National Australia Bank Ltd		0.34%		10/22/12	9,000,000	9,000,000
		0.34%		11/05/12	3,000,000	3,000,000

 3

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.38%		05/30/13	12,000,000	12,000,000

Rabobank Nederland		0.51%		11/01/12	11,000,000	11,000,000

Skandinaviska Enskilda Banken AB		0.38%		11/20/12	4,000,000	4,000,000

State Street Bank & Trust Company, NA		0.21%		10/11/12	8,000,000	8,000,000
		0.18%		12/06/12	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.32%		11/08/12	2,000,000	2,000,000
		0.31%		12/10/12	10,000,000	10,000,000
		0.30%		12/13/12	10,000,000	10,000,000
		0.30%		12/18/12	1,000,000	1,000,000
		0.51%		01/07/13	8,000,000	8,000,000
		0.49%		01/18/13	4,000,000	3,999,940

Sumitomo Mitsui Trust Bank Ltd		0.39%		10/19/12	5,000,000	5,000,000
		0.39%		11/01/12	1,000,000	1,000,000
		0.34%		12/18/12	5,000,000	5,000,000

Svenska Handelsbanken AB		0.27%		11/01/12	2,000,000	2,000,000

Toronto-Dominion Bank		0.30%		01/25/13	10,000,000	10,000,000
		0.40%		08/27/13	6,000,000	6,000,000

UBS AG		0.47%		10/29/12	12,000,000	12,000,000
		0.51%		11/09/12	5,000,000	5,000,000

Union Bank, NA		0.40%		11/02/12	1,000,000	1,000,000
		0.36%		11/29/12	3,000,000	3,000,000

Westpac Banking Corp		0.37%		12/14/12	1,000,000	1,000,000

						349,999,940

Government Agency Debt 5.1%
Federal Home Loan Bank		0.12%		10/03/12	4,000,000	3,999,974
		0.13%		10/04/12	2,000,000	1,999,979
		0.13%		10/05/12	7,000,000	6,999,903
		0.13%		10/12/12	4,000,000	3,999,847
		0.12%		10/17/12	6,000,000	5,999,693
		0.09%		10/19/12	8,000,000	7,999,660
		0.09%		10/31/12	2,000,000	1,999,850
		0.13%		11/07/12	1,000,000	999,872

Straight A Funding, LLC	a,b,c,f	0.18%		10/16/12	15,000,000	14,998,875
	a,b,c,f	0.18%		10/18/12	12,000,000	11,998,980

						60,996,633

Other Instrument 1.5%
Australia & New Zealand Banking Group Ltd	j	0.19%		10/01/12	13,000,000	13,000,000
	j	0.19%		10/03/12	5,000,000	5,000,000

						18,000,000

Other Note 0.9%
Bank of America, NA	h	0.35%		10/25/12	11,000,000	11,000,000

Total Fixed-Rate Obligations
(Cost $706,185,983)						706,185,983

4

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 12.3% of net assets

Financial Company Commercial Paper 1.9%
Australia & New Zealand Banking Group Ltd		0.27%	10/22/12	11/26/12	5,000,000	5,000,000

JP Morgan Chase & Co		0.38%	10/01/12	03/01/13	8,000,000	8,000,000

Westpac Banking Corp	c	0.32%	10/04/12	02/04/13	2,000,000	2,000,000
	c	0.42%	10/09/12	02/07/13	8,000,000	8,000,000

						23,000,000

Certificate of Deposit 4.4%
Canadian Imperial Bank of Commerce		0.39%	10/16/12	04/16/13	8,000,000	8,000,000

Sumitomo Mitsui Banking Corp		0.32%	10/01/12	11/02/12	4,000,000	4,000,000

Toronto-Dominion Bank		0.31%	10/19/12	04/19/13	2,000,000	2,000,000
		0.31%	10/22/12	04/22/13	20,000,000	20,000,000
		0.31%	10/29/12	05/29/13	2,000,000	2,000,000

Westpac Banking Corp		0.48%	10/11/12	07/11/13	4,000,000	4,000,000
		0.46%	10/18/12	07/18/13	12,000,000	12,000,000

						52,000,000

Government Agency Debt 2.1%
Freddie Mac	i	0.41%	10/10/12	08/09/13	25,000,000	25,000,000

Variable Rate Demand Note 0.7%
California
RAN 2012-2013 Series A1	c,g	0.21%		10/01/12	2,000,000	2,000,000

Eagle Cnty, CO
Housing Facilities RB (BC Housing) Series 1997B	a	0.23%		10/05/12	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.60%		10/05/12	2,125,000	2,125,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.27%		10/05/12	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.27%		10/05/12	1,875,000	1,875,000

						8,500,000

Other Note 3.2%
JPMorgan Chase Bank, NA	i	0.34%	10/22/12	10/21/13	38,000,000	38,000,000

Whistlejacket Capital, LLC	d,e	n/a	n/a	n/a	123,071	123,071

						38,123,071

Total Variable-Rate Obligations
(Cost $146,623,071)						146,623,071

 5

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 27.9% of net assets

Government Agency Repurchase Agreement 26.2%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $61,950,001, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	59,001,033	59,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $9,360,000, issued 08/27/12, repurchase date 10/11/12.		0.19%		10/05/12	9,001,853	9,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $11,440,000, issued 08/17/12, repurchase date 11/14/12.		0.20%		10/05/12	11,002,994	11,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,000, issued 09/19/12, repurchase date 12/12/12.		0.20%		10/05/12	5,000,444	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $35,360,016, issued 07/24/12, repurchase date 10/23/12.		0.24%		10/05/12	34,016,547	34,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $50,471,027, issued 09/28/12, repurchase date 10/01/12.		0.21%		10/01/12	49,479,525	49,478,659
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $9,184,461, issued 09/27/12, repurchase date 10/04/12.		0.18%		10/04/12	9,000,315	9,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $13,260,932, issued 09/28/12, repurchase date 10/05/12.		0.20%		10/05/12	13,000,506	13,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,201,369, issued 08/20/12, repurchase date 11/20/12.	d	0.25%		11/20/12	10,006,389	10,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $2,080,000, issued 09/24/12, repurchase date 10/15/12.		0.18%		10/05/12	2,000,110	2,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,001, issued 09/24/12, repurchase date 10/24/12.		0.18%		10/05/12	5,000,275	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $28,091,183, issued 09/07/12,repurchase date 10/09/12.		0.20%		10/05/12	27,004,200	27,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $20,800,000, issued 09/20/12, repurchase date 11/20/12.		0.20%		10/05/12	20,001,667	20,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,160,750, issued 09/27/12, repurchase date 11/26/12.		0.22%		10/05/12	4,000,196	4,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $14,700,000, issued 09/26/12, repurchase date 10/03/12.		0.22%		10/03/12	14,000,599	14,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $13,390,001, issued 09/26/12, repurchase date 10/10/12.		0.18%		10/05/12	13,000,585	13,000,000

6

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,300,001, issued 09/21/12, repurchase date 10/22/12.		0.18%		10/05/12	10,000,700	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $2,060,000, issued 09/25/12, repurchase date 10/09/12.		0.19%		10/05/12	2,000,105	2,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,150,000, issued 09/05/12, repurchase date 10/09/12.		0.19%		10/05/12	5,000,792	5,000,000

UBS Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $11,220,001, issued 09/28/12, repurchase date 10/01/12.		0.22%		10/01/12	11,000,202	11,000,000

						312,478,659

Treasury Repurchase Agreement 1.7%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $20,400,039, issued 09/28/12, repurchase date 10/01/12.		0.15%		10/01/12	20,000,250	20,000,000

Total Repurchase Agreements
(Cost $332,478,659)						332,478,659

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $1,185,287,713.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $174,577,899 or 14.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $10,123,071 or 0.8% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

RAN —	Revenue anticipation note
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47700SEP12

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 28, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 28, 2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 16, 2012